                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-5188
                                  ----------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    DECEMBER 31
                         -------------------------------------------------------

Date of reporting period:   JUNE 30, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century
Variable Portfolios

SEMIANNUAL REPORT

[photo of man and woman]

JUNE 30, 2005

VP Balanced Fund

                               [american century investments logo and text logo]

[inside front cover - blank]

VP BALANCED

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Balanced - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                                  ---------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                       1 YEAR     5 YEARS    10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
CLASS I                 8.43%      2.25%       7.25%       7.80%         5/1/91
--------------------------------------------------------------------------------
BLENDED INDEX(1)        6.93%      1.86%       9.06%       9.68%(2)        --
--------------------------------------------------------------------------------
S&P 500 INDEX(3)        6.32%     -2.37%       9.94%      10.72%(2)        --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(3)      6.80%      7.40%       6.83%       7.42%(2)        --
--------------------------------------------------------------------------------

(1) See Index Definitions page.

(2) Since 4/30/91, the date nearest the fund's inception for which data are available.

(3) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
2

VP Balanced - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
---------------------------------------------------------------------------------------------------------
                   1996     1997     1998     1999    2000      2001      2002     2003     2004    2005
---------------------------------------------------------------------------------------------------------
Class I           13.17%   16.18%   21.61%    5.39%   7.00%    -5.41%    -7.95%    5.71%   11.98%   8.43%
---------------------------------------------------------------------------------------------------------
Blended index     17.24%   23.63%   22.21%   15.21%   6.43%    -4.78%    -7.77%    4.85%   11.36%   6.93%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     26.00%   34.70%   30.16%   22.76%   7.25%   -14.83%   -17.99%    0.25%   19.11%   6.32%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              5.02%    8.15%   10.54%    3.15%   4.57%    11.23%     8.63%   10.40%    0.32%   6.80%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP Balanced - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER (EQUITY TEAM LEADER) AND JEFF HOUSTON
(FIXED-INCOME TEAM LEADER)

PERFORMANCE SUMMARY

VP Balanced and its benchmark (a custom blended index that is 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Index) gained 1.58%* and 0.84%, respectively, in the six months ended June 30, 2005. VP Balanced outperformed because its stock portfolio outpaced the S&P 500.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace in the first half of 2005--the annualized real rate of GDP growth was 3.8% in the first quarter and was anticipated to be between 3% and 4% in the second. Growth slowed from 4.4% in
2004 as short-term U.S. interest rates and oil prices rose. The Federal Reserve raised its overnight interest rate target four times in six months, from 2.25%
to 3.25%, the highest since September 2001. Meanwhile, crude oil jumped 30%, from $43.45 to $56.50 a barrel, closing briefly above $60 in late June.

Despite soaring energy costs, "core" inflation (excluding food and energy prices) was stable--the year-to-date annualized gain for core CPI as of June 30,
2005, was 2.2%, the same as for all of 2004. As economic growth slowed and inflation remained low, longer-term interest rates and bond yields fell. The combination of rising short-term and falling long-term rates reduced the difference between the two, resulting in a "flatter" Treasury yield curve, often a harbinger of slower economic growth and tame inflation.

STOCK MARKET REVIEW

The S&P 500 declined 0.81% in the first half of 2005. The large-cap benchmark underperformed its smaller-cap counterparts--the S&P MidCap 400 and SmallCap 600 indices gained 3.85% and 1.79%, respectively. The full S&P 500 also trailed its value subindex, which eked out a 0.09% gain compared with a 1.73% loss for the growth subindex. As the large-cap growth style struggled (the Nasdaq Composite fell 5.12%), the

VP BALANCED'S TOP TEN STOCK HOLDINGS
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                         % OF EQUITY            % OF S&P
                                          PORTFOLIO             500 INDEX
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           3.7%                  3.4%
--------------------------------------------------------------------------------
Johnson & Johnson                           3.1%                  1.8%
--------------------------------------------------------------------------------
Intel Corp.                                 3.1%                  1.5%
--------------------------------------------------------------------------------
Bank of America Corp.                       3.0%                  1.7%
--------------------------------------------------------------------------------
American Express Co.                        2.0%                  0.6%
--------------------------------------------------------------------------------
Wells Fargo & Co.                           1.9%                  1.0%
--------------------------------------------------------------------------------
Sunoco, Inc.                                1.9%                  0.1%
--------------------------------------------------------------------------------
Chevron Corp.                               1.9%                  1.1%
--------------------------------------------------------------------------------
Countrywide
Financial Corporation                       1.8%                  0.2%
--------------------------------------------------------------------------------
McKesson Corp.                              1.8%                  0.1%
--------------------------------------------------------------------------------

VP BALANCED'S TOP FIVE STOCK INDUSTRIES
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                         % OF EQUITY            % OF S&P
                                          PORTFOLIO             500 INDEX
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                            8.7%                  7.5%
--------------------------------------------------------------------------------
Insurance                                   7.5%                  4.4%
--------------------------------------------------------------------------------
Commercial Banks                            7.0%                  5.8%
--------------------------------------------------------------------------------
Pharmaceuticals                             6.4%                  7.1%
--------------------------------------------------------------------------------
Media                                       6.0%                  3.5%
--------------------------------------------------------------------------------

*Returns for periods less than one year are not annualized.         (continued)

------
4

VP Balanced - Portfolio Commentary

information technology sector detracted most from the S&P 500's performance. The energy sector was the biggest positive contributor as oil prices soared.

BOND MARKET REVIEW

As the Treasury yield curve flattened, falling bond yields produced bond price gains. The Lehman Aggregate gained 2.51% and the 10-year Treasury note returned
4.11% as its yield fell from 4.22% to 3.92%. Longer-maturity/ duration indices and bonds performed even better--the 30-year Treasury bond returned 11.67%. That helped make Treasurys (up 3.20%) the top major sector of the Lehman Aggregate while mortgage-backed securities (MBS, up 2.15%) lagged.

PORTFOLIO PERFORMANCE

VP Balanced's stock and bond portfolios gained 1.20% and 1.95%, respectively, in the first half of 2005. Security selection in the health care and financials sectors contributed most to stock portfolio outperformance vs. the S&P 500, including overweights (vs. the index) in Kos Pharmaceuticals, a non-index holding, and W.R. Berkley Corp., a non-index insurance industry holding. These stocks gained 74.02% and 13.79%, respectively.

The bond portfolio trailed the Lehman Aggregate; portfolio returns were reduced by operating expenses while the index's were not. Like the index, the bond portfolio's returns were primarily governed by the performance of the taxable, investment-grade U.S. bond market's three largest sectors (MBS, Treasurys, and corporate securities), which posted gains for the six months. Note: Our use of mortgage dollar rolls, a forward commitment defined on page 22, inflated portfolio turnover (shown on page 26) for calendar year 2004 and the first half of 2005.

OUR COMMITMENT

We remain committed to seeking long-term capital growth and current income by investing in a balanced portfolio consisting of approximately 60% equity securities and the remainder in bonds and other fixed-income securities.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Common Stocks
& Futures                                  60.4%                 60.7%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                 13.6%                 15.2%
--------------------------------------------------------------------------------
Asset-Backed Securities
and Collateralized
Mortgage Obligations                       12.2%                 10.9%
--------------------------------------------------------------------------------
Corporate Bonds                             9.4%                 10.3%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    6.0%                  4.9%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           4.7%                  4.3%
--------------------------------------------------------------------------------
Other Securities                            0.8%                  0.1%
--------------------------------------------------------------------------------
Other Assets
and Liabilities*                           -7.1%                 -6.4%
--------------------------------------------------------------------------------
*Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

KEY FIXED-INCOME PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   5.8 yrs               5.0 yrs
--------------------------------------------------------------------------------
Average Duration
(modified)                                 4.8 yrs               4.3 yrs
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                   EXPENSES PAID
                 BEGINNING           ENDING        DURING PERIOD*     ANNUALIZED
                ACCOUNT VALUE     ACCOUNT VALUE       1/1/05 -         EXPENSE
                   1/1/05            6/30/05           6/30/05          RATIO*
--------------------------------------------------------------------------------
VP BALANCED CLASS I SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual             $1,000           $1,015.80           $4.45           0.89%
--------------------------------------------------------------------------------
Hypothetical       $1,000           $1,020.38           $4.46           0.89%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

VP Balanced - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 59.8%

AIR FREIGHT & LOGISTICS -- 0.4%
--------------------------------------------------------------------------------
            1,314  FedEx Corporation                               $    106,447
--------------------------------------------------------------------------------
            9,635  United Parcel Service, Inc.
                   Cl B                                                 666,357
--------------------------------------------------------------------------------
                                                                        772,804
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
            8,662  Southwest Airlines Co.                               120,662
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.6%
--------------------------------------------------------------------------------
            6,981  Autoliv, Inc.                                        305,768
--------------------------------------------------------------------------------
           46,039  Goodyear Tire & Rubber Co.
                   (The)(1)(2)                                          685,981
--------------------------------------------------------------------------------
           15,610  TRW Automotive Holdings
                   Corp.(1)                                             382,601
--------------------------------------------------------------------------------
                                                                      1,374,350
--------------------------------------------------------------------------------
BEVERAGES -- 1.0%
--------------------------------------------------------------------------------
              444  Molson Coors Brewing Co.                              27,528
--------------------------------------------------------------------------------
           47,183  Pepsi Bottling Group Inc.                          1,349,906
--------------------------------------------------------------------------------
           26,523  PepsiAmericas Inc.(2)                                680,580
--------------------------------------------------------------------------------
                                                                      2,058,014
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.3%
--------------------------------------------------------------------------------
           32,404  Amgen Inc.(1)                                      1,959,146
--------------------------------------------------------------------------------
           21,542  Applera Corporation-Applied
                   Biosystems Group                                     423,731
--------------------------------------------------------------------------------
            7,133  Cephalon, Inc.(1)(2)                                 283,965
--------------------------------------------------------------------------------
              992  Gilead Sciences, Inc.(1)                              43,638
--------------------------------------------------------------------------------
              507  Invitrogen Corp.(1)(2)                                42,228
--------------------------------------------------------------------------------
                                                                      2,752,708
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
            3,164  USG Corp.(1)(2)                                      134,470
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.3%
--------------------------------------------------------------------------------
            7,018  Edwards (A.G.), Inc.(2)                              316,863
--------------------------------------------------------------------------------
            5,473  Franklin Resources, Inc.                             421,311
--------------------------------------------------------------------------------
                                                                        738,174
--------------------------------------------------------------------------------
CHEMICALS -- 1.3%
--------------------------------------------------------------------------------
           23,491  Eastman Chemical Company                           1,295,529
--------------------------------------------------------------------------------
           12,603  FMC Corp.(1)(2)                                      707,532
--------------------------------------------------------------------------------
           11,825  Monsanto Co.                                         743,438
--------------------------------------------------------------------------------
                                                                      2,746,499
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.2%
--------------------------------------------------------------------------------
           84,165  Bank of America Corp.                              3,838,765
--------------------------------------------------------------------------------
           15,241  Comerica Inc.                                        880,930
--------------------------------------------------------------------------------
           35,253  Wachovia Corp.                                     1,748,549
--------------------------------------------------------------------------------
           39,795  Wells Fargo & Co.                                  2,450,576
--------------------------------------------------------------------------------
                                                                      8,918,820
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
--------------------------------------------------------------------------------
            5,229  Cendant Corporation                                  116,973
--------------------------------------------------------------------------------
            4,987  Deluxe Corp.                                         202,472
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           26,987  Equifax Inc.                                    $    963,705
--------------------------------------------------------------------------------
           23,439  John H. Harland Company                              890,682
--------------------------------------------------------------------------------
            4,872  Republic Services, Inc. Cl A                         175,441
--------------------------------------------------------------------------------
                                                                      2,349,273
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.4%
--------------------------------------------------------------------------------
           17,454  Cisco Systems Inc.(1)                                333,546
--------------------------------------------------------------------------------
           17,280  Harris Corp.                                         539,309
--------------------------------------------------------------------------------
          112,613  Motorola, Inc.                                     2,056,313
--------------------------------------------------------------------------------
                                                                      2,929,168
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.7%
--------------------------------------------------------------------------------
           35,149  Apple Computer, Inc.(1)                            1,293,835
--------------------------------------------------------------------------------
           34,654  Dell Inc.(1)                                       1,369,180
--------------------------------------------------------------------------------
            1,226  Intergraph Corp.(1)(2)                                42,248
--------------------------------------------------------------------------------
           11,962  International Business
                   Machines Corp.                                       887,580
--------------------------------------------------------------------------------
            4,536  Western Digital Corp.(1)(2)                           60,873
--------------------------------------------------------------------------------
                                                                      3,653,716
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.4%
--------------------------------------------------------------------------------
           47,423  American Express Co.                               2,524,327
--------------------------------------------------------------------------------
           24,046  Capital One Financial Corp.                        1,923,920
--------------------------------------------------------------------------------
            7,898  CompuCredit Corp.(1)(2)                              270,743
--------------------------------------------------------------------------------
            2,729  Nelnet Inc. Cl A(1)(2)                                90,794
--------------------------------------------------------------------------------
            5,643  WFS Financial Inc.(1)                                286,157
--------------------------------------------------------------------------------
                                                                      5,095,941
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.4%
--------------------------------------------------------------------------------
            5,900  Greif, Inc. Cl A(2)                                  360,490
--------------------------------------------------------------------------------
            8,454  Silgan Holdings Inc.                                 475,453
--------------------------------------------------------------------------------
                                                                        835,943
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
--------------------------------------------------------------------------------
            3,411  ALLTEL Corp.                                         212,437
--------------------------------------------------------------------------------
           10,170  AT&T Corp.                                           193,637
--------------------------------------------------------------------------------
           17,836  BellSouth Corp.                                      473,903
--------------------------------------------------------------------------------
            1,745  CenturyTel Inc.                                       60,429
--------------------------------------------------------------------------------
            6,780  Commonwealth Telephone
                   Enterprise Inc.(2)                                   284,150
--------------------------------------------------------------------------------
           17,289  SBC Communications Inc.                              410,614
--------------------------------------------------------------------------------
           32,636  Sprint Corp.                                         818,837
--------------------------------------------------------------------------------
           29,519  Verizon Communications                             1,019,881
--------------------------------------------------------------------------------
                                                                      3,473,888
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.6%
--------------------------------------------------------------------------------
            7,486  Edison International                                 303,557
--------------------------------------------------------------------------------
            5,610  Entergy Corp.                                        423,836
--------------------------------------------------------------------------------
            9,157  Exelon Corporation                                   470,029
--------------------------------------------------------------------------------
            2,088  TXU Corp.                                            173,492
--------------------------------------------------------------------------------
                                                                      1,370,914
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
--------------------------------------------------------------------------------
           22,618  Cal Dive International Inc.(1)(2)                  1,184,504
--------------------------------------------------------------------------------
            1,124  Veritas DGC Inc.(1)                                   31,180
--------------------------------------------------------------------------------
                                                                      1,215,684
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

VP Balanced - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.4%
--------------------------------------------------------------------------------
           13,696  7-Eleven, Inc.(1)                               $    414,166
--------------------------------------------------------------------------------
            9,350  BJ's Wholesale Club Inc.(1)(2)                       303,782
--------------------------------------------------------------------------------
            3,590  Longs Drug Stores Corp.(2)                           154,550
--------------------------------------------------------------------------------
                                                                        872,498
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.3%
--------------------------------------------------------------------------------
           56,436  Archer-Daniels-Midland Co.                         1,206,602
--------------------------------------------------------------------------------
            7,341  Bunge Ltd.(2)                                        465,419
--------------------------------------------------------------------------------
           13,536  Chiquita Brands International
                   Inc.(2)                                              371,699
--------------------------------------------------------------------------------
           12,041  General Mills, Inc.                                  563,398
--------------------------------------------------------------------------------
            8,316  Gold Kist Inc.(1)(2)                                 179,459
--------------------------------------------------------------------------------
           52,034  Pilgrim's Pride Corp.(2)                           1,775,921
--------------------------------------------------------------------------------
              147  Seaboard Corp.(2)                                    244,608
--------------------------------------------------------------------------------
                                                                      4,807,106
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.8%
--------------------------------------------------------------------------------
           57,562  UGI Corp.                                          1,605,980
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
           34,134  Becton Dickinson & Co.                             1,791,011
--------------------------------------------------------------------------------
              483  Kinetic Concepts Inc.(1)(2)                           28,980
--------------------------------------------------------------------------------
            2,982  Mettler-Toledo International,
                   Inc.(1)(2)                                           138,902
--------------------------------------------------------------------------------
                                                                      1,958,893
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.8%
--------------------------------------------------------------------------------
            8,108  Aetna Inc.                                           671,505
--------------------------------------------------------------------------------
           18,714  AmerisourceBergen Corp.                            1,294,073
--------------------------------------------------------------------------------
           16,902  Cardinal Health, Inc.                                973,217
--------------------------------------------------------------------------------
           11,449  Kindred Healthcare Inc.(1)(2)                        453,495
--------------------------------------------------------------------------------
           49,550  McKesson Corp.                                     2,219,344
--------------------------------------------------------------------------------
            7,397  UnitedHealth Group
                   Incorporated                                         385,680
--------------------------------------------------------------------------------
                                                                      5,997,314
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
--------------------------------------------------------------------------------
           35,545  Darden Restaurants, Inc.                           1,172,274
--------------------------------------------------------------------------------
            9,704  McDonald's Corporation                               269,286
--------------------------------------------------------------------------------
                                                                      1,441,560
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
--------------------------------------------------------------------------------
           22,531  Black & Decker Corporation                         2,024,410
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
            7,738  Clorox Company                                       431,161
--------------------------------------------------------------------------------
            8,292  Energizer Holdings Inc.(1)                           515,514
--------------------------------------------------------------------------------
                                                                        946,675
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.4%
--------------------------------------------------------------------------------
           26,650  Tyco International Ltd.                              778,180
--------------------------------------------------------------------------------
INSURANCE -- 4.5%
--------------------------------------------------------------------------------
            6,054  Arch Capital Group Ltd.(1)                           272,733
--------------------------------------------------------------------------------
           14,654  Axis Capital Holdings Limited                        414,708
--------------------------------------------------------------------------------
           47,759  Berkley (W.R.) Corp.                               1,704,041
--------------------------------------------------------------------------------
           15,722  Chubb Corp.                                        1,345,960
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           40,929  Endurance Specialty Holdings
                   Ltd.                                            $  1,547,935
--------------------------------------------------------------------------------
           20,067  First American Financial Corp.
                   (The)                                                805,489
--------------------------------------------------------------------------------
            5,965  HCC Insurance Holdings, Inc.(2)                      225,895
--------------------------------------------------------------------------------
            5,479  Loews Corp.                                          424,623
--------------------------------------------------------------------------------
            1,416  Platinum Underwriters
                   Holdings                                              45,057
--------------------------------------------------------------------------------
            4,658  Protective Life Corporation                          196,661
--------------------------------------------------------------------------------
           30,609  Prudential Financial Inc.                          2,009,786
--------------------------------------------------------------------------------
              917  Selective Insurance Group(2)                          45,437
--------------------------------------------------------------------------------
            7,582  Zenith National Insurance
                   Corp.                                                514,515
--------------------------------------------------------------------------------
                                                                      9,552,840
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.2%
--------------------------------------------------------------------------------
           53,804  Earthlink Inc.(1)                                    465,943
--------------------------------------------------------------------------------
IT SERVICES -- 0.8%
--------------------------------------------------------------------------------
           11,897  Acxiom Corp.(2)                                      248,409
--------------------------------------------------------------------------------
           33,340  Computer Sciences Corp.(1)                         1,456,958
--------------------------------------------------------------------------------
                                                                      1,705,367
--------------------------------------------------------------------------------
MACHINERY -- 0.9%
--------------------------------------------------------------------------------
           21,693  Cummins Inc.                                       1,618,514
--------------------------------------------------------------------------------
            1,208  Danaher Corp.                                         63,227
--------------------------------------------------------------------------------
            3,709  Kennametal Inc.(2)                                   170,058
--------------------------------------------------------------------------------
              862  Toro Co. (The)(2)                                     33,282
--------------------------------------------------------------------------------
                                                                      1,885,081
--------------------------------------------------------------------------------
MEDIA -- 3.6%
--------------------------------------------------------------------------------
           83,551  Disney (Walt) Co.                                  2,103,814
--------------------------------------------------------------------------------
            3,655  John Wiley & Sons Inc. Cl A(2)                       145,213
--------------------------------------------------------------------------------
           18,455  Pixar(1)(2)                                          923,673
--------------------------------------------------------------------------------
           12,895  Regal Entertainment Group(2)                         243,458
--------------------------------------------------------------------------------
          129,170  Time Warner Inc.(1)                                2,158,430
--------------------------------------------------------------------------------
           62,692  Viacom, Inc. Cl B                                  2,007,398
--------------------------------------------------------------------------------
                                                                      7,581,986
--------------------------------------------------------------------------------
METALS & MINING -- 1.0%
--------------------------------------------------------------------------------
            1,439  Nucor Corp.                                           65,647
--------------------------------------------------------------------------------
           17,166  Phelps Dodge Corp.                                 1,587,855
--------------------------------------------------------------------------------
            2,690  Quanex Corporation                                   142,597
--------------------------------------------------------------------------------
            8,160  United States Steel Corp.                            280,459
--------------------------------------------------------------------------------
                                                                      2,076,558
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.8%
--------------------------------------------------------------------------------
           52,237  AES Corporation (The)(1)                             855,642
--------------------------------------------------------------------------------
           13,296  Constellation Energy Group Inc.                      767,046
--------------------------------------------------------------------------------
                                                                      1,622,688
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.0%
--------------------------------------------------------------------------------
           27,128  Federated Department Stores,
                   Inc.                                               1,987,940
--------------------------------------------------------------------------------
            1,294  Sears Holdings Corp.(1)                              193,932
--------------------------------------------------------------------------------
                                                                      2,181,872
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

VP Balanced - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.2%
--------------------------------------------------------------------------------
           34,086  Xerox Corp.(1)                                  $    470,046
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 5.2%
--------------------------------------------------------------------------------
           42,888  Chevron Corp.                                      2,398,297
--------------------------------------------------------------------------------
           14,323  ConocoPhillips                                       823,429
--------------------------------------------------------------------------------
           81,018  Exxon Mobil Corp.                                  4,656,103
--------------------------------------------------------------------------------
            4,186  Marathon Oil Corp.                                   223,407
--------------------------------------------------------------------------------
            4,713  Premcor Inc.                                         349,610
--------------------------------------------------------------------------------
           21,291  Sunoco, Inc.                                       2,420,361
--------------------------------------------------------------------------------
            2,233  Valero Energy Corp.                                  176,640
--------------------------------------------------------------------------------
                                                                     11,047,847
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
           41,936  Louisiana-Pacific Corp.                            1,030,787
--------------------------------------------------------------------------------
            9,127  Potlatch Corp.                                       477,616
--------------------------------------------------------------------------------
            8,337  Weyerhaeuser Co.                                     530,650
--------------------------------------------------------------------------------
                                                                      2,039,053
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.8%
--------------------------------------------------------------------------------
            3,193  Allergan, Inc.                                       272,171
--------------------------------------------------------------------------------
           60,172  Johnson & Johnson                                  3,911,180
--------------------------------------------------------------------------------
           20,152  King Pharmaceuticals, Inc.(1)                        209,984
--------------------------------------------------------------------------------
            6,793  Kos Pharmaceuticals, Inc.(1)(2)                      444,942
--------------------------------------------------------------------------------
           49,508  Merck & Co., Inc.                                  1,524,846
--------------------------------------------------------------------------------
           65,158  Pfizer, Inc.                                       1,797,058
--------------------------------------------------------------------------------
                                                                      8,160,181
--------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
--------------------------------------------------------------------------------
            2,397  Taubman Centers Inc.(2)                               81,714
--------------------------------------------------------------------------------
           11,873  Trizec Properties Inc.                               244,227
--------------------------------------------------------------------------------
                                                                        325,941
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
              400  Burlington Northern Santa Fe
                   Corp.                                                 18,832
--------------------------------------------------------------------------------
            2,757  Union Pacific Corp.                                  178,654
--------------------------------------------------------------------------------
                                                                        197,486
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.8%
--------------------------------------------------------------------------------
          149,743  Intel Corp.                                        3,902,303
--------------------------------------------------------------------------------
SOFTWARE -- 1.1%
--------------------------------------------------------------------------------
            4,945  Autodesk, Inc.                                       169,960
--------------------------------------------------------------------------------
           13,706  Intuit Inc.(1)                                       618,278
--------------------------------------------------------------------------------
           24,415  Microsoft Corporation                                606,469
--------------------------------------------------------------------------------
           42,267  Oracle Corp.(1)                                      557,924
--------------------------------------------------------------------------------
           64,235  Parametric Technology Corp.(1)                       409,819
--------------------------------------------------------------------------------
            3,280  Symantec Corp.(1)                                     71,307
--------------------------------------------------------------------------------
                                                                      2,433,757
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.2%
--------------------------------------------------------------------------------
              417  Advance Auto Parts, Inc.(1)                           26,917
--------------------------------------------------------------------------------
            9,922  American Eagle Outfitters, Inc.                      304,109
--------------------------------------------------------------------------------
            5,495  Barnes & Noble Inc.(1)                               213,206
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

            6,634  Children's Place Retail Stores,
                   Inc. (The)(1)(2)                                $    309,609
--------------------------------------------------------------------------------
           32,216  Home Depot, Inc.                                   1,253,202
--------------------------------------------------------------------------------
           36,306  Michaels Stores, Inc.                              1,501,980
--------------------------------------------------------------------------------
            5,722  Movie Gallery Inc.(2)                                151,232
--------------------------------------------------------------------------------
           17,949  Payless ShoeSource, Inc.(1)(2)                       344,621
--------------------------------------------------------------------------------
           21,471  Rent-A-Center Inc.(1)                                500,060
--------------------------------------------------------------------------------
                                                                      4,604,936
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 2.6%
--------------------------------------------------------------------------------
              990  Corus Bankshares Inc.                                 54,935
--------------------------------------------------------------------------------
           59,749  Countrywide Financial
                   Corporation                                        2,306,909
--------------------------------------------------------------------------------
            3,762  Downey Financial Corp.                               275,378
--------------------------------------------------------------------------------
           31,634  Golden West Financial Corp.                        2,036,597
--------------------------------------------------------------------------------
           21,111  Washington Mutual, Inc.                              859,007
--------------------------------------------------------------------------------
                                                                      5,532,826
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $108,651,509)                                                 126,760,355
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) -- 13.6%

       $1,750,000  FHLMC, 5.00%, settlement
                   date 7/19/05(4)                                    1,769,688
--------------------------------------------------------------------------------
          139,728  FHLMC, 7.00%, 11/1/13                                146,264
--------------------------------------------------------------------------------
          220,033  FHLMC, 6.50%, 6/1/16                                 228,972
--------------------------------------------------------------------------------
          157,513  FHLMC, 6.50%, 6/1/16                                 163,913
--------------------------------------------------------------------------------
        1,810,912  FHLMC, 5.00%, 11/1/17(5)                           1,833,288
--------------------------------------------------------------------------------
        1,194,986  FHLMC, 4.50%, 1/1/19(5)                            1,190,547
--------------------------------------------------------------------------------
           49,262  FHLMC, 6.50%, 1/1/28                                  51,183
--------------------------------------------------------------------------------
           34,567  FHLMC, 6.50%, 6/1/29                                  35,904
--------------------------------------------------------------------------------
           43,721  FHLMC, 8.00%, 7/1/30                                  47,082
--------------------------------------------------------------------------------
        1,139,983  FHLMC, 5.50%, 12/1/33(5)                           1,156,925
--------------------------------------------------------------------------------
        1,144,800  FNMA, 5.50%, settlement
                   date 7/14/05(4)                                    1,160,541
--------------------------------------------------------------------------------
        3,447,700  FNMA, 6.00%, settlement
                   date 7/14/05(4)                                    3,534,967
--------------------------------------------------------------------------------
        3,238,000  FNMA, 6.50%, settlement
                   date 7/14/05(4)                                    3,351,330
--------------------------------------------------------------------------------
          600,000  FNMA, 4.50%, settlement
                   date 7/19/05(4)                                      597,375
--------------------------------------------------------------------------------
        3,400,000  FNMA, 5.00%, settlement
                   date 7/19/05(4)                                    3,438,250
--------------------------------------------------------------------------------
        1,790,000  FNMA, 5.50%, settlement
                   date 7/19/05(4)                                    1,837,546
--------------------------------------------------------------------------------
          865,000  FNMA, 5.00%, settlement
                   date 8/11/05(4)                                      863,378
--------------------------------------------------------------------------------
          282,537  FNMA, 5.50%, 12/1/08                                 289,026
--------------------------------------------------------------------------------
           16,062  FNMA, 6.50%, 11/1/11                                  16,722
--------------------------------------------------------------------------------
           41,724  FNMA, 6.00%, 4/1/13                                   43,176
--------------------------------------------------------------------------------
           15,915  FNMA, 6.00%, 4/1/13                                   16,469
--------------------------------------------------------------------------------
           23,303  FNMA, 6.00%, 5/1/13                                   24,115
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

VP Balanced - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   96,346  FNMA, 6.50%, 6/1/13                             $    100,333
--------------------------------------------------------------------------------
           12,096  FNMA, 6.50%, 6/1/13                                   12,596
--------------------------------------------------------------------------------
           26,247  FNMA, 6.00%, 7/1/13                                   27,160
--------------------------------------------------------------------------------
          203,627  FNMA, 6.00%, 1/1/14                                  210,715
--------------------------------------------------------------------------------
          592,993  FNMA, 4.50%, 5/1/19                                  590,758
--------------------------------------------------------------------------------
            7,516  FNMA, 6.50%, 1/1/28                                    7,806
--------------------------------------------------------------------------------
           62,264  FNMA, 7.00%, 1/1/28                                   65,792
--------------------------------------------------------------------------------
           99,760  FNMA, 6.50%, 1/1/29                                  103,598
--------------------------------------------------------------------------------
           82,094  FNMA, 7.50%, 7/1/29                                   87,792
--------------------------------------------------------------------------------
           48,757  FNMA, 7.50%, 9/1/30                                   52,099
--------------------------------------------------------------------------------
          139,871  FNMA, 6.50%, 1/1/32                                  145,087
--------------------------------------------------------------------------------
          736,208  FNMA, 5.50%, 6/1/33(5)                               746,955
--------------------------------------------------------------------------------
          696,117  FNMA, 5.50%, 8/1/33(5)                               706,278
--------------------------------------------------------------------------------
        2,414,112  FNMA, 5.50%, 1/1/34(5)                             2,449,351
--------------------------------------------------------------------------------
          113,804  GNMA, 7.00%, 4/20/26                                 120,284
--------------------------------------------------------------------------------
           69,397  GNMA, 7.50%, 8/15/26                                  74,545
--------------------------------------------------------------------------------
           37,164  GNMA, 7.00%, 2/15/28                                  39,403
--------------------------------------------------------------------------------
           53,386  GNMA, 7.50%, 2/15/28                                  57,268
--------------------------------------------------------------------------------
           42,193  GNMA, 6.50%, 3/15/28                                  44,170
--------------------------------------------------------------------------------
           28,967  GNMA, 6.50%, 3/15/28                                  30,324
--------------------------------------------------------------------------------
            5,007  GNMA, 6.50%, 5/15/28                                   5,242
--------------------------------------------------------------------------------
            8,498  GNMA, 6.50%, 5/15/28                                   8,896
--------------------------------------------------------------------------------
           44,948  GNMA, 7.00%, 12/15/28                                 47,656
--------------------------------------------------------------------------------
           29,608  GNMA, 8.00%, 12/15/29                                 32,013
--------------------------------------------------------------------------------
          245,045  GNMA, 7.00%, 5/15/31                                 259,558
--------------------------------------------------------------------------------
          949,079  GNMA, 5.50%, 11/15/32(5)                             970,619
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $28,677,155)                                                   28,792,959
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.4%

AEROSPACE & DEFENSE -- 0.2%
--------------------------------------------------------------------------------
          280,000  United Technologies Corp.,
                   4.375%, 5/1/10                                       282,894
--------------------------------------------------------------------------------
          140,000  United Technologies Corp.,
                   5.40%, 5/1/35                                        147,647
--------------------------------------------------------------------------------
                                                                        430,541
--------------------------------------------------------------------------------
BEVERAGES -- 0.2%
--------------------------------------------------------------------------------
           90,000  Diageo Capital plc, 4.375%,
                   5/3/10                                                90,565
--------------------------------------------------------------------------------
          250,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 1/6/04,
                   Cost $254,055)(6)                                    249,089
--------------------------------------------------------------------------------
                                                                        339,654
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.4%
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group, Inc.,
                   5.70%, 9/1/12(2)                                     266,397
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group, Inc.,
                   5.25%, 10/15/13                                      258,408
--------------------------------------------------------------------------------
          170,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        169,753
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   90,000  Morgan Stanley, 4.00%,
                   1/15/10                                         $     88,749
--------------------------------------------------------------------------------
          100,000  Morgan Stanley, 4.25%,
                   5/15/10                                               99,444
--------------------------------------------------------------------------------
           90,000  Residential Capital Corp., VRN,
                   6.375%, 12/20/05 (Acquired
                   6/21/05, Cost $89,735)(6)                             90,528
--------------------------------------------------------------------------------
                                                                        973,279
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.7%
--------------------------------------------------------------------------------
          100,000  AmSouth Bancorp., 5.20%,
                   4/1/15                                               104,200
--------------------------------------------------------------------------------
          600,000  Bank of America Corp.,
                   4.375%, 12/1/10(5)                                   603,133
--------------------------------------------------------------------------------
          200,000  SouthTrust Corp., 5.80%,
                   6/15/14                                              215,255
--------------------------------------------------------------------------------
          230,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                              233,120
--------------------------------------------------------------------------------
          340,000  Wachovia Bank N.A., 4.875%,
                   2/1/15                                               346,610
--------------------------------------------------------------------------------
           50,000  Wells Fargo Bank N.A.,
                   4.75%, 2/9/15                                         50,699
--------------------------------------------------------------------------------
                                                                      1,553,017
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
          100,000  R.R. Donnelley & Sons
                   Company, 3.75%, 4/1/09                                96,923
--------------------------------------------------------------------------------
          150,000  R.R. Donnelley & Sons
                   Company, 4.95%, 5/15/10
                   (Acquired 5/18/05-5/19/05,
                   Cost $149,643)(6)                                    150,862
--------------------------------------------------------------------------------
          180,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                       209,410
--------------------------------------------------------------------------------
                                                                        457,195
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.2%
--------------------------------------------------------------------------------
          200,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                201,640
--------------------------------------------------------------------------------
          230,000  Capital One Financial Corp.,
                   4.80%, 2/21/12                                       229,146
--------------------------------------------------------------------------------
                                                                        430,786
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
          350,000  Ball Corp., 7.75%, 8/1/06                            364,000
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.5%
--------------------------------------------------------------------------------
          880,000  Morgan Stanley TRACERS(SM),
                   7.71%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $923,403)(6)                                       1,097,242
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
--------------------------------------------------------------------------------
          250,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             250,668
--------------------------------------------------------------------------------
          200,000  CIT Group Inc., 4.25%, 2/1/10                        198,716
--------------------------------------------------------------------------------
          220,000  CIT Group Inc., 5.125%,
                   9/30/14                                              223,988
--------------------------------------------------------------------------------
          300,000  Citigroup Inc., 5.00%, 9/15/14                       307,447
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

VP Balanced - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  110,000  Ford Motor Credit Co., 6.50%,
                   1/25/07                                         $    110,830
--------------------------------------------------------------------------------
          300,000  Ford Motor Credit Co., 7.375%,
                   10/28/09                                             293,422
--------------------------------------------------------------------------------
          170,000  Ford Motor Credit Co., 7.25%,
                   10/25/11                                             163,788
--------------------------------------------------------------------------------
          200,000  General Motors Acceptance
                   Corp., 6.125%, 8/28/07                               198,041
--------------------------------------------------------------------------------
          145,000  HSBC Finance Corp., 4.75%,
                   4/15/10                                              147,214
--------------------------------------------------------------------------------
          300,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                        332,159
--------------------------------------------------------------------------------
                                                                      2,226,273
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
--------------------------------------------------------------------------------
          164,000  AT&T Corp., 9.05%, 11/15/11                          189,830
--------------------------------------------------------------------------------
          180,000  BellSouth Corp., 5.20%,
                   12/15/16                                             184,380
--------------------------------------------------------------------------------
          240,000  British Telecommunications
                   plc, 7.00%, 5/23/07                                  251,918
--------------------------------------------------------------------------------
          150,000  Deutsche Telekom
                   International Finance BV,
                   8.50%, 6/15/10                                       174,020
--------------------------------------------------------------------------------
          100,000  Deutsche Telekom
                   International Finance BV,
                   5.25%, 7/22/13                                       103,993
--------------------------------------------------------------------------------
          100,000  France Telecom, 8.00%,
                   3/1/11                                               116,183
--------------------------------------------------------------------------------
          220,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              264,970
--------------------------------------------------------------------------------
           90,000  Sprint Capital Corp., 8.75%,
                   3/15/32                                              125,592
--------------------------------------------------------------------------------
           90,000  Telecom Italia Capital SA,
                   4.00%, 1/15/10 (Acquired
                   6/29/05, Cost $87,539)(6)                             87,540
--------------------------------------------------------------------------------
          130,000  Verizon Virginia Inc., 4.625%,
                   3/15/13                                              128,140
--------------------------------------------------------------------------------
                                                                      1,626,566
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.6%
--------------------------------------------------------------------------------
          150,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                        155,582
--------------------------------------------------------------------------------
          325,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 341,051
--------------------------------------------------------------------------------
          140,000  Florida Power Corp., 4.50%,
                   6/1/10                                               141,054
--------------------------------------------------------------------------------
          150,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        165,903
--------------------------------------------------------------------------------
          100,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              110,532
--------------------------------------------------------------------------------
          250,000  Virginia Electric and Power
                   Co., 5.25%, 12/15/15                                 257,717
--------------------------------------------------------------------------------
                                                                      1,171,839
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.3%
--------------------------------------------------------------------------------
          140,000  CVS Corp., 4.00%, 9/15/09                            138,848
--------------------------------------------------------------------------------
          300,000  Safeway Inc., 6.50%, 3/1/11                          324,630
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  230,000  Wal-Mart Stores, Inc.,
                   4.125%, 7/1/10                                  $    229,569
--------------------------------------------------------------------------------
                                                                        693,047
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          170,000  Cadbury Schweppes U.S.
                   Finance LLC, 3.875%,
                   10/1/08 (Acquired 6/14/05,
                   Cost $167,010)(6)                                    167,750
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          240,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               258,628
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.5%
--------------------------------------------------------------------------------
          200,000  Mandalay Resort Group,
                   6.45%, 2/1/06                                        203,000
--------------------------------------------------------------------------------
          350,000  MGM Mirage, 6.00%, 10/1/09                           353,500
--------------------------------------------------------------------------------
          400,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                              485,213
--------------------------------------------------------------------------------
                                                                      1,041,713
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
          200,000  D.R. Horton Inc., 7.875%,
                   8/15/11                                              225,796
--------------------------------------------------------------------------------
          140,000  KB Home, 6.375%, 8/15/11(2)                          146,392
--------------------------------------------------------------------------------
                                                                        372,188
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.4%
--------------------------------------------------------------------------------
          170,000  General Electric Capital Corp.,
                   6.125%, 2/22/11                                      184,921
--------------------------------------------------------------------------------
          550,000  General Electric Co., 5.00%,
                   2/1/13(5)                                            568,772
--------------------------------------------------------------------------------
                                                                        753,693
--------------------------------------------------------------------------------
INSURANCE -- 0.5%
--------------------------------------------------------------------------------
          140,000  Allstate Corp. (The), 5.55%,
                   5/9/35                                               145,407
--------------------------------------------------------------------------------
          250,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $249,510)(6)                                         250,939
--------------------------------------------------------------------------------
          100,000  American International Group,
                   Inc., 4.25%, 5/15/13                                  97,148
--------------------------------------------------------------------------------
          250,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                       268,582
--------------------------------------------------------------------------------
           90,000  Metlife, Inc., 5.00%, 6/15/15(2)                      91,516
--------------------------------------------------------------------------------
          250,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $249,995)(6)                            247,934
--------------------------------------------------------------------------------
                                                                      1,101,526
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(7)
--------------------------------------------------------------------------------
           50,000  IAC/InterActiveCorp, 7.00%,
                   1/15/13(2)                                            53,392
--------------------------------------------------------------------------------
MEDIA -- 0.7%
--------------------------------------------------------------------------------
           48,000  Comcast Cable
                   Communications Holdings Inc.,
                   8.375%, 3/15/13                                       58,615
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

VP Balanced - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  500,000  Comcast Corp., 5.50%,
                   3/15/11(2)                                      $    522,299
--------------------------------------------------------------------------------
          360,000  Cox Communications Inc.,
                   4.625%, 1/15/10                                      359,412
--------------------------------------------------------------------------------
          250,000  News America Holdings,
                   7.75%, 1/20/24                                       300,840
--------------------------------------------------------------------------------
          230,000  Reed Elsevier Capital Inc.,
                   4.625%, 6/15/12                                      229,276
--------------------------------------------------------------------------------
                                                                      1,470,442
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
          170,000  Alcan Inc., 4.50%, 5/15/13                           167,368
--------------------------------------------------------------------------------
           50,000  Alcan Inc., 5.00%, 6/1/15                             50,328
--------------------------------------------------------------------------------
                                                                        217,696
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          250,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      249,087
--------------------------------------------------------------------------------
          130,000  Dominion Resources Inc.,
                   4.75%, 12/15/10                                      130,944
--------------------------------------------------------------------------------
                                                                        380,031
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.2%
--------------------------------------------------------------------------------
          100,000  May Department Stores Co.,
                   3.95%, 7/15/07                                        99,357
--------------------------------------------------------------------------------
          300,000  May Department Stores Co.,
                   4.80%, 7/15/09                                       303,537
--------------------------------------------------------------------------------
                                                                        402,894
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
--------------------------------------------------------------------------------
          300,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               294,868
--------------------------------------------------------------------------------
          380,000  Enterprise Products Operating
                   L.P., 4.625%, 10/15/09                               378,664
--------------------------------------------------------------------------------
           60,000  Magellan Midstream Partners,
                   5.65%, 10/15/16                                       62,147
--------------------------------------------------------------------------------
          190,000  Nexen Inc., 5.875%, 3/10/35                          193,781
--------------------------------------------------------------------------------
          190,000  XTO Energy Inc., 5.30%,
                   6/30/15(2)                                           194,010
--------------------------------------------------------------------------------
                                                                      1,123,470
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          100,000  Schering-Plough Corp.,
                   5.55%, 12/1/13                                       106,204
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.3%
--------------------------------------------------------------------------------
          300,000  Canadian National Railway
                   Co., 6.25%, 8/1/34                                   347,241
--------------------------------------------------------------------------------
          200,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                       209,860
--------------------------------------------------------------------------------
                                                                        557,101
--------------------------------------------------------------------------------
SOFTWARE -- 0.1%
--------------------------------------------------------------------------------
          200,000  Computer Associates
                   International Inc., 4.75%,
                   12/1/09 (Acquired 12/9/04,
                   Cost $202,868)(6)                                    199,559
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
       $  250,000  Nextel Communications Inc.,
                   5.95%, 3/15/14(2)                               $    260,938
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $19,332,798)                                                   19,830,664
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(3) -- 6.1%

        5,730,575  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.80%, 7/1/05                         152,319
--------------------------------------------------------------------------------
          250,000  Bank of America Large Loan,
                   Series 2005 BOCA, Class A1,
                   VRN, 3.34%, 7/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with no
                   caps (Acquired 3/4/05, Cost
                   $250,000)(6)                                         250,107
--------------------------------------------------------------------------------
        1,200,000  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.17%,
                   7/1/05(5)                                          1,191,986
--------------------------------------------------------------------------------
        1,050,000  Bear Stearns Adjustable Rate
                   Mortgage Trust, Series 2005-4,
                   Class 2A2, 4.57%, 8/25/35                          1,048,950
--------------------------------------------------------------------------------
        6,500,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.81%, 7/1/05                         262,288
--------------------------------------------------------------------------------
          807,142  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2004 BA5A, Class A1, VRN,
                   3.35%, 7/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.13% with no
                   caps (Acquired 12/15/04,
                   Cost $807,142)(5)(6)                                 807,703
--------------------------------------------------------------------------------
          784,663  Citigroup Commercial
                   Mortgage Trust, Series
                   2004 FL1, Class A1, VRN,
                   3.35%, 7/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.13% with no
                   caps, Final Maturity 7/15/08(5)                      785,665
--------------------------------------------------------------------------------
          402,215  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 3.46%, 7/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.24% with
                   no caps(5)                                           402,784
--------------------------------------------------------------------------------
          641,018  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 3.32%, 7/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/18/05,
                   Cost $641,018)(5)(6)                                 641,293
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

VP Balanced - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  800,000  FHLMC, Series 2005-2937,
                   Class KA, 4.50%, 12/15/14                       $    804,095
--------------------------------------------------------------------------------
          436,713  GMAC Commercial Mortgage
                   Securities Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38(5)                                   437,894
--------------------------------------------------------------------------------
        1,100,000  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2005 C1, Class A2 SEQ,
                   4.47%, 5/10/43(5)                                  1,106,858
--------------------------------------------------------------------------------
        1,000,000  LB-UBS Commercial Mortgage
                   Trust, Series 2003 C5,
                   Class A2 SEQ, 3.48%,
                   7/15/27(5)                                           983,789
--------------------------------------------------------------------------------
          900,000  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C3,
                   Class A3, 4.65%, 7/30/30                             910,688
--------------------------------------------------------------------------------
          167,243  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                      169,223
--------------------------------------------------------------------------------
            7,656  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                         7,645
--------------------------------------------------------------------------------
          749,721  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2005 WL5A, Class A1, VRN,
                   3.32%, 7/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps, Final Maturity 1/15/18
                   (Acquired 3/24/05, Cost
                   $749,721)(5)(6)                                      749,926
--------------------------------------------------------------------------------
          750,000  Washington Mutual, Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34(5)                                           738,452
--------------------------------------------------------------------------------
          600,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34(5)                                           597,817
--------------------------------------------------------------------------------
          970,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.21%, 7/1/05(5)                                     969,496
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $13,019,657)                                                   13,018,978
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3) -- 6.1%

           39,616  ABSC Net Interest Margin
                   Trust, Series 2004 HE5,
                   Class A1, 5.00%, 8/27/34
                   (Acquired 6/22/04, Cost
                   $39,510)(6)                                           39,403
--------------------------------------------------------------------------------
          472,492  Accredited Mortgage Loan
                   Trust, Series 2004-4,
                   Class A2A, VRN, 3.46%,
                   7/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.15% with no caps(5)                                472,954
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $    3,694  AQ Finance Net Interest
                   Margin Trust, Series
                   2003 N11A, 7.14%, 11/25/33
                   (Acquired 9/18/03, Cost
                   $3,694)(6)                                      $      3,688
--------------------------------------------------------------------------------
           26,524  AQ Finance Net Interest
                   Margin Trust, Series
                   2004 RN4, Class A, 4.60%,
                   7/25/34 (Acquired 6/9/04,
                   Cost $26,504)(6)                                      26,434
--------------------------------------------------------------------------------
           35,462  AQ Finance Net Interest
                   Margin Trust, Series
                   2004 RN5, Class A, 5.19%,
                   6/29/34 (Acquired 6/24/04,
                   Cost $35,462)(6)                                      35,322
--------------------------------------------------------------------------------
           37,643  Argent Net Interest Margin
                   Trust, Series 2004 WN10,
                   Class A, 4.21%, 11/25/34
                   (Acquired 10/19/04, Cost
                   $37,643)(6)                                           37,596
--------------------------------------------------------------------------------
            8,356  Argent Net Interest Margin
                   Trust, Series 2004 WN2,
                   Class A, 4.55%, 4/25/34
                   (Acquired 3/4/04, Cost
                   $8,356)(6)                                             8,358
--------------------------------------------------------------------------------
           25,353  Argent Net Interest Margin
                   Trust, Series 2004 WN8,
                   Class A, 4.70%, 7/25/34
                   (Acquired 6/18/04, Cost
                   $25,330)(6)                                           25,284
--------------------------------------------------------------------------------
           24,927  Argent Net Interest Margin
                   Trust, Series 2004 WN9,
                   Class A, 5.19%, 10/25/34
                   (Acquired 9/9/04, Cost
                   $24,926)(6)                                           24,931
--------------------------------------------------------------------------------
           40,347  Asset Backed Funding Corp.
                   Net Interest Margin Trust,
                   Series 2004 OPT4, Class N1,
                   4.45%, 5/26/34                                        40,142
--------------------------------------------------------------------------------
          800,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN, 3.28%,
                   7/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps(5)                                801,282
--------------------------------------------------------------------------------
          195,234  Centex Home Equity, Series
                   2004 C, Class AF1, VRN,
                   2.82%, 7/1/05                                        194,341
--------------------------------------------------------------------------------
          800,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN,
                   3.29%, 7/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% and no
                   caps, Final Maturity 10/15/18(5)                     800,898
--------------------------------------------------------------------------------
          190,860  Countrywide Asset-Backed
                   Certificates, Series 2004-11,
                   Class A1, VRN, 3.50%,
                   7/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.19% with no caps                                   191,027
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

VP Balanced - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   28,727  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $28,712)(6)                                     $     28,613
--------------------------------------------------------------------------------
          496,912  Countrywide Asset-Backed
                   Certificates, Series 2004-13,
                   Class AV1, VRN, 3.45%,
                   7/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps(5)                                497,345
--------------------------------------------------------------------------------
           40,833  Countrywide Asset-Backed
                   Certificates, Series 2004-5N,
                   Class N1, 5.50%, 10/25/35                             40,713
--------------------------------------------------------------------------------
          925,000  Countrywide Asset-Backed
                   Certificates, Series 2005-7,
                   Class 3AV1, VRN, 3.44%,
                   7/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.12% with no caps(5)                                925,001
--------------------------------------------------------------------------------
          187,851  Countrywide Partnership Trust,
                   Series 2004 EC1, Class 2A1,
                   VRN, 3.48%, 7/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.17% with
                   no caps                                              187,987
--------------------------------------------------------------------------------
          217,902  Equifirst Mortgage Loan Trust,
                   Series 2004-3, Class A1, VRN,
                   3.47%, 7/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   no caps                                              218,063
--------------------------------------------------------------------------------
           27,677  Finance America
                   Net Interest Margin Trust,
                   Series 2004-1, Class A,
                   5.25%, 6/27/34                                        27,545
--------------------------------------------------------------------------------
          581,092  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2004 FF11, Class 2A1,
                   VRN, 3.46%, 7/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps, Final Maturity 1/25/35(5)                      581,418
--------------------------------------------------------------------------------
          481,744  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2005 FF4, Class 2A1,
                   VRN, 3.39%, 7/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps(5)                                           482,071
--------------------------------------------------------------------------------
           12,187  First Franklin
                   Net Interest Margin Trust,
                   Series 2004 FF1, Class N1,
                   4.50%, 11/25/34 (Acquired
                   3/31/04, Cost $12,188)(6)                             12,163
--------------------------------------------------------------------------------
          250,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B,
                   4.79%, 11/15/06                                      250,285
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,725,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 3.26%, 7/15/05,
                   resets monthly off the
                   1-month LIBOR plus 0.04%
                   with no caps(5)                                 $  1,727,367
--------------------------------------------------------------------------------
           19,075  Fremont Net Interest Margin
                   Trust, Series 2004 B, 4.70%,
                   5/25/34 (Acquired 5/20/04,
                   Cost $19,075)(6)                                      19,023
--------------------------------------------------------------------------------
        1,004,198  GE Corporate Aircraft
                   Financing LLC, Series 2004-1A,
                   Class A1, VRN, 3.40%,
                   7/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.09% with no caps (Acquired
                   10/5/04, Cost $1,004,198)(5)(6)                    1,003,595
--------------------------------------------------------------------------------
           42,131  GSAMP Trust, Series 2004,
                   Class N1, 5.50%, 9/25/34
                   (Acquired 9/20/04, Cost
                   $42,150)(6)                                           42,122
--------------------------------------------------------------------------------
           33,952  Long Beach Asset Holdings
                   Corp., Series 2004-5, Class C
                   and P, 5.00%, 9/25/34
                   (Acquired 9/15/04, Cost
                   $34,026)(6)                                           33,824
--------------------------------------------------------------------------------
          122,130  Long Beach Asset Holdings
                   Corp., Series 2005-1, Class N1,
                   4.12%, 2/25/35 (Acquired
                   1/19/05, Cost $122,130)(6)                           122,142
--------------------------------------------------------------------------------
            5,432  MASTR Net Interest Margin
                   Trust, Series 2004 CI3,
                   Class N1, 4.45%, 2/26/34
                   (Acquired 5/18/04, Cost
                   $5,432)(6)                                             5,420
--------------------------------------------------------------------------------
            7,610  Merrill Lynch Mortgage
                   Investors Inc., Series
                   2003 OP1N, Class N1, 7.25%,
                   7/25/34                                                7,598
--------------------------------------------------------------------------------
          397,881  NovaStar Home Equity Loan,
                   Series 2004-4, Class A2A,
                   VRN, 3.50%, 7/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.19% with a cap
                   of 11.00%                                            398,170
--------------------------------------------------------------------------------
          676,252  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A,
                   VRN, 3.43%, 7/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with a cap
                   of 11.00%(5)                                         676,774
--------------------------------------------------------------------------------
           32,993  NovaStar Net Interest Margin
                   Trust, Series 2004 N2, Class X,
                   O and P, 4.46%, 6/26/34
                   (Acquired 7/20/04, Cost
                   $32,993)(6)                                           32,845
--------------------------------------------------------------------------------
          749,651  Park Place Securities Inc.,
                   Series 2004 WHQ2, Class A3B,
                   VRN, 3.47%, 7/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   no caps(5)                                           750,261
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

VP Balanced - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  451,337  Residential Asset Mortgage
                   Products Inc., Series 2004
                   RS10, Class AII1, VRN, 3.48%,
                   7/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.17% with a cap of 14.00%,
                   Final Maturity 5/25/27(5)                       $    451,718
--------------------------------------------------------------------------------
          100,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                             98,871
--------------------------------------------------------------------------------
          569,143  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 3.45%,
                   7/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps(5)                                569,608
--------------------------------------------------------------------------------
           28,615  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34 (Acquired
                   8/5/04, Cost $28,573)(6)                              28,645
--------------------------------------------------------------------------------
           47,456  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A,
                   5.00%, 9/27/34 (Acquired
                   9/13/04, Cost $47,560)(6)                             47,243
--------------------------------------------------------------------------------
           35,441  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004
                   OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $35,440)(6)                                      35,439
--------------------------------------------------------------------------------
           41,199  SLM Student Loan Trust,
                   Series 2004-8, Class A1, VRN,
                   3.15%, 7/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.01% with no
                   caps, Final Maturity 4/27/09                          41,226
--------------------------------------------------------------------------------
          900,880  SLM Student Loan Trust,
                   Series 2005-2, Class A1, VRN,
                   3.14%, 7/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.02% with
                   no caps(2)                                           901,206
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $12,940,815)                                                   12,945,961
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 6.0%

          800,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21(2)                                        1,152,969
--------------------------------------------------------------------------------
        2,200,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23(2)                                         2,742,352
--------------------------------------------------------------------------------
        1,050,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27(5)                                        1,326,364
--------------------------------------------------------------------------------
          300,000  U.S. Treasury Bonds, 5.50%,
                   8/15/28                                              353,379
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,350,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31(2)                                      $  1,593,423
--------------------------------------------------------------------------------
        1,732,147  U.S. Treasury Inflation Indexed
                   Notes, 1.625%, 1/15/15(2)                          1,726,396
--------------------------------------------------------------------------------
        2,220,000  U.S. Treasury Notes, 4.00%,
                   6/15/09(2)                                         2,244,629
--------------------------------------------------------------------------------
          200,000  U.S. Treasury Notes, 4.75%,
                   5/15/14(2)                                           212,281
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Notes, 4.125%,
                   5/15/15(2)                                         1,319,399
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $12,108,413)                                                   12,671,192
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 4.7%

          800,000  FHLB, 4.43%, 4/7/08(5)                               803,260
--------------------------------------------------------------------------------
        1,880,000  FHLB, 4.60%, 4/11/08(5)                            1,891,036
--------------------------------------------------------------------------------
        2,000,000  FHLMC, 3.875%, 6/15/08(5)                          2,001,762
--------------------------------------------------------------------------------
        2,900,000  FNMA, 5.25%, 4/15/07(5)                            2,972,351
--------------------------------------------------------------------------------
          500,000  FNMA, 6.625%, 10/15/07(5)                            530,442
--------------------------------------------------------------------------------
          800,000  FNMA, 5.75%, 2/15/08                                 838,032
--------------------------------------------------------------------------------
          900,000  FNMA, 6.125%, 3/15/12(2)                           1,007,895
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $10,031,870)                                                   10,044,778
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.6%

          700,000  Commonwealth of
                   Massachusetts, 5.50%,
                   1/1/34 (FGIC)(4)                                     856,422
--------------------------------------------------------------------------------
          300,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        312,285
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $1,158,019)                                                     1,168,707
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.2%

          280,000  Republic of Italy, 4.00%,
                   6/16/08(2)                                           280,821
--------------------------------------------------------------------------------
          240,000  United Mexican States,
                   5.875%, 1/15/14(2)                                   251,040
--------------------------------------------------------------------------------
           50,000  United Mexican States,
                   6.75%, 9/27/34                                        53,125
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS
& AGENCIES
(Cost $579,141)                                                         584,986
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
16

VP Balanced - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES* -- 0.6%

       $1,195,500  FHLMC Discount Notes,
                   2.60%, 7/1/05(5)(8)
(Cost $1,195,500)                                                  $  1,195,500
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.9%

        2,004,500  FHLMC Discount Notes,
                   2.60%, 7/1/05(5)(8)
(Cost $2,004,500)                                                     2,004,500
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(9) -- 9.0%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.35%, dated 6/30/05,
due 7/1/05 (Delivery value $9,086,497)                             $  9,085,652
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.44%, dated 6/30/05,
due 7/1/05 (Delivery value $10,000,956)                              10,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $19,085,652)                                                   19,085,652
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 117.0%
(Cost $228,785,029)                                                 248,104,232
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (17.0)%                                              (36,062,772)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $212,041,460
================================================================================

FUTURES CONTRACTS*

                              Expiration        Underlying Face      Unrealized
  Contracts Purchased            Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
    4  S&P 500 Futures      September 2005         $1,195,500         $(10,719)
--------------------------------------------------------------------------------
   24  U.S. Treasury
       10-Year Notes        September 2005          2,723,250           18,321
--------------------------------------------------------------------------------
                                                   $3,918,750         $  7,602
                                                ================================

                              Expiration        Underlying Face      Unrealized
    Contracts Sold               Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
   30  U.S. Treasury
       5-Year Notes         September 2005        $ 3,266,719         $   (911)
--------------------------------------------------------------------------------
   63  U.S. Treasury
       2- Year Notes        September 2005         13,071,374          (12,939)
--------------------------------------------------------------------------------
                                                  $16,338,093         $(13,850)
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

See Notes to Financial Statements.                                  (continued)

------
17

VP Balanced - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

BOCA = Boca Raton

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

MASTR = Mortgage Asset Securitization Transactions, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2005.

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of June 30, 2005.

(3) Final maturity indicated, unless otherwise noted.

(4) Forward commitment or when-issued security.

(5) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or when-issued security.

(6) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2005, was $6,602,562, which represented 3.1% of net assets.

(7) Industry is less than 0.05% of net assets.

(8) The rate indicated is the yield to maturity at purchase.

(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 4 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
18

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $209,699,377) --
including $25,544,294 of securities on loan                        $229,018,580
------------------------------------------------------------
Investments made with cash collateral received for
securities on loan, at value (cost of $19,085,652)                   19,085,652
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $228,785,029)        248,104,232
------------------------------------------------------------
Receivable for investments sold                                         872,635
------------------------------------------------------------
Dividends and interest receivable                                       795,294
--------------------------------------------------------------------------------
                                                                    249,772,161
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received from securities on loan              19,085,652
------------------------------------------------------------
Disbursements in excess of demand deposit cash                           48,763
------------------------------------------------------------
Payable for investments purchased                                    18,434,342
------------------------------------------------------------
Payable for variation margin on futures contracts                         5,903
------------------------------------------------------------
Accrued management fees                                                 156,041
--------------------------------------------------------------------------------
                                                                     37,730,701
--------------------------------------------------------------------------------

NET ASSETS                                                         $212,041,460
================================================================================
CLASS I CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                          100,000,000
================================================================================
Outstanding                                                          29,194,470
================================================================================

NET ASSET VALUE PER SHARE                                                 $7.26
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $184,677,223
------------------------------------------------------------
Undistributed net investment income                                   1,847,289
------------------------------------------------------------
Undistributed net realized gain on investment transactions            6,203,993
------------------------------------------------------------
Net unrealized appreciation on investments                           19,312,955
--------------------------------------------------------------------------------
                                                                   $212,041,460
================================================================================

See Notes to Financial Statements.

------
19

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Interest                                                            $ 1,777,913
------------------------------------------------------------
Dividends (net of foreign taxes withheld of $1,397)                     999,959
------------------------------------------------------------
Securities lending                                                       20,172
--------------------------------------------------------------------------------
                                                                      2,798,044
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                         944,488
------------------------------------------------------------
Directors' fees and expenses                                              1,521
------------------------------------------------------------
Other expenses                                                            1,381
--------------------------------------------------------------------------------
                                                                        947,390
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 1,850,654
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                          7,516,826
------------------------------------------------------------
Change in net unrealized appreciation on investments                 (5,986,248)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                      1,530,578
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 3,381,232
================================================================================

See Notes to Financial Statements.

------
20

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  1,850,654    $  3,901,794
--------------------------------------------
Net realized gain                                     7,516,826      18,271,573
--------------------------------------------
Change in net unrealized appreciation                (5,986,248)     (2,288,113)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                             3,381,232      19,885,254
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                           (3,907,910)     (3,562,413)
--------------------------------------------
From net realized gains                                 (83,021)             --
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (3,990,931)     (3,562,413)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                             7,620,746      18,290,620
--------------------------------------------
Proceeds from reinvestment of distributions           3,990,931       3,562,413
--------------------------------------------
Payments for shares redeemed                        (19,409,251)    (32,568,249)
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                           (7,797,574)    (10,715,216)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                (8,407,273)      5,607,625

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 220,448,733     214,841,108
--------------------------------------------------------------------------------
End of period                                      $212,041,460    $220,448,733
================================================================================

Undistributed net investment income                  $1,847,289      $3,901,778
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                  1,062,464       2,676,287
--------------------------------------------
Issued in reinvestment of distributions                 550,473         520,060
--------------------------------------------
Redeemed                                             (2,707,090)     (4,764,997)
--------------------------------------------------------------------------------
Net decrease                                         (1,094,153)     (1,568,650)
================================================================================

See Notes to Financial Statements.

------
21

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940
Act. The fund's investment objective is long-term capital growth and current income. The fund pursues its investment objective by investing approximately 60%
of the fund's assets in equity securities and the remaining assets in bonds and other fixed income securities. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

                                                                    (continued)

------
22

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

TRACERS(SM)/TRAINS(SM) -- The fund may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable the fund to be more diversified by owning a single security.

SWAP AGREEMENTS -- The fund may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements.
Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation
(depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meets its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
23

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million                                              0.90%
--------------------------------------------------------------------------------
Next $250 million                                               0.85%
--------------------------------------------------------------------------------
Over $500 million                                               0.80%
--------------------------------------------------------------------------------

The effective annual management fee for the fund for the six months ended June
30, 2005 was 0.89%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC (formerly American Century Services Corporation).

The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2005, totaled $210,171,424, of which $125,621,178 represented U.S. Treausury and Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended  June 30, 2005, totaled $219,841,600, of which $127,462,509 represented U.S. Treausury and Agency obligations.

As of June 30, 2005, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $229,819,054
================================================================================
Gross tax appreciation of investments                               $20,141,567
-----------------------------------------------------------
Gross tax depreciation of investments                                (1,856,389)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $18,285,178
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                    (continued)

------
24

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

4. SECURITIES LENDING

As of June 30, 2005, securities in the fund valued at $25,544,294 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$26,060,529. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

------
25

VP Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                        CLASS I
--------------------------------------------------------------------------------------------
                             2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $7.28      $6.74      $5.81      $6.59      $7.27      $7.79
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.06       0.13       0.11       0.16       0.17       0.20
-------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.05       0.52       0.98      (0.77)     (0.42)     (0.40)
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.11       0.65       1.09      (0.61)     (0.25)     (0.20)
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.13)     (0.11)     (0.16)     (0.17)     (0.20)     (0.20)
-------------------------
  From Net
  Realized Gains               --(2)        --         --         --      (0.23)     (0.12)
--------------------------------------------------------------------------------------------
  Total Distributions         (0.13)     (0.11)     (0.16)     (0.17)     (0.43)     (0.32)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.26      $7.28      $6.74      $5.81      $6.59      $7.27
============================================================================================
  TOTAL RETURN(3)              1.58%      9.78%     19.46%     (9.56)%    (3.54)%    (2.65)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.89%(4)      0.90%      0.90%      0.90%      0.90%      0.90%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                  1.75%(4)      1.80%      1.85%      2.43%      2.41%      2.51%
-------------------------
Portfolio Turnover Rate         102%       205%       142%       109%       112%        96%
-------------------------
Net Assets, End of Period
(in thousands)              $212,041   $220,449   $214,841   $181,445   $227,516   $258,536
--------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
26

Approval of Management Agreement for VP Balanced

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process--referred to as the "15(c) Process"--involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "Independent
15(c) Providers") concerning VP Balanced (the "fund") and the services provided to the fund under the management agreement. The information included, but was not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning similar funds;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in private

                                                                    (continued)

------
27

Approval of Management Agreement for VP Balanced

session to review and discuss the information provided and evaluate the advisor's performance as manager of the fund.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES--GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objective and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the fund. If performance

                                                                    (continued)

------
28

Approval of Management Agreement for VP Balanced

concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance.
Annually, the Directors review detailed performance information, as provided by the Independent 15(c) Providers, comparing the fund's performance with that of similar funds not managed by the advisor. During the past year, the fund's performance for both the one and three year period was above the median of its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to provide additional content and services for fund shareholders. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of

                                                                    (continued)

------
29

Approval of Management Agreement for VP Balanced

the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various services to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was at the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers

                                                                    (continued)

------
30

Approval of Management Agreement for VP Balanced

that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are modest in comparison to the funds and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists by accelerating fee reductions as breakpoints are reached at lower fund asset levels.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and the
Independent 15(c) Providers, concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
31

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
32

Index Definitions

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly,
60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund's assets invested in stocks. The remaining 40% of the index is represented by the Lehman Brothers U.S. Aggregate Index, which reflects the roughly 40% of the fund's assets invested in fixed-income securities.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P MIDCAP 400 INDEX, a capitalization-weighted index consisting of 400 domestic stocks, measures the performance of the mid-size company segment of the
U.S. market.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

The S&P 500/BARRA VALUE AND GROWTH INDICES are market value-weighted indices consisting of stocks in the S&P 500 Index. S&P 500/BARRA VALUE consists of those stocks with lower price-to-book ratios that are slower growing or undervalued, and S&P 500/BARRA GROWTH consists of those stocks with higher price-to-book ratios that are faster growing.

------
33

Notes

------
34

Notes

------
35

Notes

------
36

[inside back cover - blank]

[back cover]

CONTACT US

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1-800-345-8765

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1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0508                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-44734             All rights reserved.

American Century
Variable Portfolios
SEMIANNUAL REPORT

[photo of man and woman]

                                 JUNE 30, 2005

VP Capital Appreciation Fund

[american century investments logo and text logo]

VP CAPITAL APPRECIATION

FINANCIAL STATEMENTS

OTHER INFORMATION
Approval of Management Agreement for VP Capital Appreciation. . . . . . . .17
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . .22

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Capital Appreciation - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                               ----------------------------------
                                    AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
                      1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
CLASS I                9.54%    -6.45%       3.23%       7.08%        11/20/87
--------------------------------------------------------------------------------
RUSSELL MIDCAP
GROWTH INDEX(1)       10.86%    -5.23%       9.43%      12.68%(2)        --
--------------------------------------------------------------------------------

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 11/30/87, the date nearest the fund's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
2

VP Capital Appreciation - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
--------------------------------------------------------------------------------------------------
                 1996    1997    1998    1999    2000    2001     2002     2003    2004    2005
--------------------------------------------------------------------------------------------------
Class I         11.25%  -8.89%   1.09%  12.58%  66.39%  -20.36%  -24.61%  -6.68%  16.69%   9.54%
--------------------------------------------------------------------------------------------------
Russell Midcap
Growth Index    23.59%  17.59%  24.02%  20.31%  48.59%  -31.51%  -26.34%   7.35%  27.33%  10.86%
--------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

VP Capital Appreciation - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VP CAPITAL APPRECIATION INVESTMENT TEAM: KURT STALZER
AND DAVID ROSE.

VP Capital Appreciation gained 4.96%* in the six months ended June 30, 2005, outperforming its benchmark, the Russell Midcap Growth Index, which rose only
1.70%.

EQUITIES GAIN AMID CHALLENGES

Investor optimism waned in the early months of 2005 as concern grew about the effects of rising commodity and oil prices and interest rates on the economy and corporate profit growth. After bottoming out in April, however, stocks managed to regain their footing by the end of the first half of 2005. For instance, the
Russell Midcap Growth Index, a barometer for the mid-cap growth stocks VP
Capital Appreciation generally invests in, declined 6.17% from the beginning of the period through April 28, 2005, then gained 8.40% through June 30.

Looking at the benchmark, most of the portfolio's outperformance stemmed from investments in the telecommunications services and energy sectors. Progress was slowed somewhat by holdings in the consumer discretionary sector.

TELECOM LEADS ADVANCE

VP Capital Appreciation's strongest performance came from investments in the telecommunications sector. Wireless companies exposed to the flourishing Latin
American market, such as NII Holdings and America Movil, performed well.

Investments in the health care providers and services industry also boosted returns. Health insurer Aetna was a top contributor. The managed-care company's profit rose and it raised its 2005 earnings and membership forecasts based on higher-than-expected increase in new health-plan members.

However, not all was positive in the health care sector. A top detractor to returns during the period was biopharmaceutical company Elan. Its share price declined on the unexpected

TOP TEN HOLDINGS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        6/30/05               12/31/04
--------------------------------------------------------------------------------
NII Holdings Inc.                         5.5%                  4.5%
--------------------------------------------------------------------------------
National Oilwell
Varco, Inc.                               4.1%                  3.2%
--------------------------------------------------------------------------------
Aetna Inc.                                3.5%                  3.0%
--------------------------------------------------------------------------------
Monsanto Co.                              3.4%                  2.2%
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                       3.3%                  2.2%
--------------------------------------------------------------------------------
America Movil SA
de CV Series L ADR                        3.3%                  1.8%
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                         3.2%                  3.4%
--------------------------------------------------------------------------------
CVS Corp.                                 2.5%                   --
--------------------------------------------------------------------------------
Station Casinos Inc.                      2.5%                  0.5%
--------------------------------------------------------------------------------
Transocean Inc.                           2.3%                  1.3%
--------------------------------------------------------------------------------

*Returns for periods less than one year are not annualized.          (continued)

------
4

VP Capital Appreciation - Portfolio Commentary

withdrawal of Tysabri following the death of a patient who was being treated for multiple sclerosis with this drug. The stock was sold.

VP Capital Appreciation also booked gains from investments in the industrials sector. In particular, United Defense Industries' stock surged when it agreed to be acquired by fellow defense contractor BAE Systems.

HIGH COMMODITY COSTS DOUBLE-EDGED SWORD

High oil and commodity prices were a boon to some firms and a bane to others.
Among the beneficiaries was oil-services company National Oilwell Varco, one of the portfolio's top contributors during the period. On the other hand, high oil costs as well as the cancellation of a cruise plagued Royal Caribbean Cruises, the world's No. 2 cruise company.

In a similar vein, VP Capital Appreciation's investment in the materials sector suffered from uncertainty over commodity prices and demand. Chemical company
Huntsman was among the detractors.

IT & CONSUMER DISCRETIONARY MIXED

VP Capital Appreciation's outperformance compared to the benchmark was aided by a large underweight position in the information technology sector. However, stock selection in the software and semiconductor industries weighed on results.

The portfolio's progress compared to the benchmark was slowed most by investments in the consumer discretionary sector. Navigation equipment manufacturer Garmin was a leading detractor.

OUR COMMITMENT

The VP Capital Appreciation team remains committed to American Century's growth investment approach that has been in place for more than thirty years. They will continue to look for mid-sized and smaller companies with earnings and revenues that are growing at an accelerating rate.

TOP FIVE INDUSTRIES AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                        AS OF                  AS OF
                                       6/30/05               12/31/04
--------------------------------------------------------------------------------
Health Care Providers
& Services                               11.6%                  6.4%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                10.6%                 13.3%
--------------------------------------------------------------------------------
Energy Equipment
& Services                               10.1%                  9.6%
--------------------------------------------------------------------------------
Wireless
Telecommunication
Services                                  8.8%                  7.0%
--------------------------------------------------------------------------------
Specialty Retail                          7.6%                  2.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                        AS OF                  AS OF
                                       6/30/05               12/31/04
--------------------------------------------------------------------------------
U.S. Common Stocks                       87.5%                 86.3%
--------------------------------------------------------------------------------
Foreign Stocks                           10.2%                 13.3%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    97.7%                 99.6%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          2.2%                  0.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           0.1%                  0.2%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD*   ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE     1/1/05 -        EXPENSE
                         1/1/05         6/30/05         6/30/05        RATIO*
--------------------------------------------------------------------------------
VP CAPITAL APPRECIATION CLASS I SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                  $1,000         $1,049.60         $5.08          1.00%
--------------------------------------------------------------------------------
Hypothetical            $1,000         $1,019.84         $5.01          1.00%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
6

VP Capital Appreciation - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.7%

AEROSPACE & DEFENSE -- 5.9%
--------------------------------------------------------------------------------
   125,100   Goodrich Corporation                                 $  5,124,096
--------------------------------------------------------------------------------
    61,400   L-3 Communications
             Holdings, Inc.                                          4,702,012
--------------------------------------------------------------------------------
    21,100   Precision Castparts Corp.                               1,643,690
--------------------------------------------------------------------------------
    96,000   Rockwell Collins                                        4,577,280
--------------------------------------------------------------------------------
                                                                    16,047,078
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.3%
--------------------------------------------------------------------------------
    34,522   American Axle &
             Manufacturing Holdings, Inc.                              872,371
--------------------------------------------------------------------------------

BEVERAGES -- 1.3%
--------------------------------------------------------------------------------
   123,800   Constellation Brands Inc.(1)                            3,652,100
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.0%
--------------------------------------------------------------------------------
    35,728   Affymetrix Inc.(1)                                      1,926,811
--------------------------------------------------------------------------------
    34,500   Gilead Sciences, Inc.(1)                                1,517,655
--------------------------------------------------------------------------------
    16,200   Martek Biosciences
             Corporation(1)                                            614,790
--------------------------------------------------------------------------------
    29,709   Techne Corp.(1)                                         1,363,940
--------------------------------------------------------------------------------
                                                                     5,423,196
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.4%
--------------------------------------------------------------------------------
    10,300   Legg Mason, Inc.                                        1,072,333
--------------------------------------------------------------------------------

CHEMICALS -- 3.7%
--------------------------------------------------------------------------------
   148,500   Monsanto Co.                                            9,336,195
--------------------------------------------------------------------------------
     7,800   Potash Corp. of Saskatchewan                              745,524
--------------------------------------------------------------------------------
                                                                    10,081,719
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 0.5%
--------------------------------------------------------------------------------
    18,700   SVB Financial Group(1)                                    895,730
--------------------------------------------------------------------------------
     5,300   Zions Bancorporation                                      389,709
--------------------------------------------------------------------------------
                                                                     1,285,439
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
    36,700   F5 Networks, Inc.(1)                                    1,733,524
--------------------------------------------------------------------------------
    56,431   Ixia(1)                                                 1,097,019
--------------------------------------------------------------------------------
    66,529   SiRF Technology
             Holdings, Inc.(1)                                       1,176,233
--------------------------------------------------------------------------------
                                                                     4,006,776
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.8%
--------------------------------------------------------------------------------
    61,500   Apple Computer, Inc.(1)                                 2,263,815
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 4.7%
--------------------------------------------------------------------------------
   159,084   Chicago Bridge & Iron
             Company New York Shares                                 3,636,660
--------------------------------------------------------------------------------
   331,000   Chiyoda Corporation ORD                                 4,106,885
--------------------------------------------------------------------------------
    46,700   Fluor Corp.                                             2,689,453
--------------------------------------------------------------------------------
    40,500   Jacobs Engineering
             Group Inc.(1)                                           2,278,530
--------------------------------------------------------------------------------
                                                                    12,711,528
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 1.5%
--------------------------------------------------------------------------------
    94,671   Cemex SA de CV ADR                                   $  4,015,944
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER
SERVICES -- 0.7%
--------------------------------------------------------------------------------
    36,000   Weight Watchers
             International, Inc.(1)                                  1,857,960
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
    33,725   Ametek Inc.                                             1,411,391
--------------------------------------------------------------------------------
    77,100   Vestas Wind Systems AS ORD(1)                           1,280,232
--------------------------------------------------------------------------------
                                                                     2,691,623
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 0.7%
--------------------------------------------------------------------------------
    59,743   FLIR Systems, Inc.(1)                                   1,782,731
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 10.1%
--------------------------------------------------------------------------------
    33,930   Aker Kvaerner ASA ORD(1)                                1,378,255
--------------------------------------------------------------------------------
    33,100   Diamond Offshore Drilling, Inc.                         1,768,533
--------------------------------------------------------------------------------
    33,800   ENSCO International Inc.                                1,208,350
--------------------------------------------------------------------------------
    24,299   Nabors Industries Ltd.(1)                               1,473,005
--------------------------------------------------------------------------------
   235,829   National Oilwell Varco, Inc.(1)                        11,211,312
--------------------------------------------------------------------------------
    60,000   Noble Corp.                                             3,690,600
--------------------------------------------------------------------------------
    33,793   Pride International Inc.(1)                               868,480
--------------------------------------------------------------------------------
   115,100   Transocean Inc.(1)                                      6,211,947
--------------------------------------------------------------------------------
                                                                    27,810,482
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 2.9%
--------------------------------------------------------------------------------
   235,200   CVS Corp.                                               6,837,264
--------------------------------------------------------------------------------
   246,766   Wal-Mart de Mexico SA
             de CV, Series V ORD                                     1,003,724
--------------------------------------------------------------------------------
                                                                     7,840,988
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 6.0%
--------------------------------------------------------------------------------
   130,700   Bard (C.R.), Inc.                                       8,692,857
--------------------------------------------------------------------------------
    34,437   Immucor, Inc.(1)                                          996,951
--------------------------------------------------------------------------------
    50,476   Intuitive Surgical Inc.(1)                              2,354,201
--------------------------------------------------------------------------------
    65,100   ResMed Inc.(1)                                          4,295,949
--------------------------------------------------------------------------------
                                                                    16,339,958
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 11.6%
--------------------------------------------------------------------------------
   116,794   Aetna Inc.                                              9,672,878
--------------------------------------------------------------------------------
   134,200   Caremark Rx Inc.(1)                                     5,974,584
--------------------------------------------------------------------------------
    49,400   Community Health
             Systems Inc.(1)                                         1,866,826
--------------------------------------------------------------------------------
    78,545   Covance Inc.(1)                                         3,524,314
--------------------------------------------------------------------------------
    44,086   Coventry Health Care Inc.(1)                            3,119,085
--------------------------------------------------------------------------------
    67,200   Henry Schein, Inc.(1)                                   2,790,144
--------------------------------------------------------------------------------
    45,773   SFBC International, Inc.(1)                             1,768,211
--------------------------------------------------------------------------------
    61,400   Triad Hospitals Inc.(1)                                 3,354,896
--------------------------------------------------------------------------------
                                                                    32,070,938
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

VP Capital Appreciation - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS  & LEISURE -- 10.6%
--------------------------------------------------------------------------------
     8,700   Four Seasons Hotels Inc.                             $    575,070
--------------------------------------------------------------------------------
   126,069   Harrah's Entertainment, Inc.                            9,085,792
--------------------------------------------------------------------------------
    40,286   Panera Bread Co.(1)                                     2,501,156
--------------------------------------------------------------------------------
    47,853   Penn National Gaming Inc.(1)                            1,746,635
--------------------------------------------------------------------------------
    23,900   Red Robin Gourmet
             Burgers Inc.(1)                                         1,481,322
--------------------------------------------------------------------------------
   101,400   Scientific Games Corp. Cl A(1)                          2,730,702
--------------------------------------------------------------------------------
    73,871   Starwood Hotels & Resorts
             Worldwide, Inc.                                         4,326,624
--------------------------------------------------------------------------------
   102,400   Station Casinos Inc.                                    6,799,360
--------------------------------------------------------------------------------
                                                                    29,246,661
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 1.5%
--------------------------------------------------------------------------------
    50,800   Jarden Corp.(1)                                         2,739,136
--------------------------------------------------------------------------------
    58,300   Tempur-Pedic
             International Inc.(1)                                   1,293,094
--------------------------------------------------------------------------------
                                                                     4,032,230
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.9%
--------------------------------------------------------------------------------
    31,500   Textron Inc.                                            2,389,275
--------------------------------------------------------------------------------

INSURANCE -- 2.0%
--------------------------------------------------------------------------------
    80,306   HCC Insurance Holdings, Inc.                            3,041,188
--------------------------------------------------------------------------------
    35,000   MetLife, Inc.                                           1,572,900
--------------------------------------------------------------------------------
    43,400   Universal American
             Financial Corp.(1)                                        981,708
--------------------------------------------------------------------------------
                                                                     5,595,796
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 1.2%
--------------------------------------------------------------------------------
   116,400   VeriSign, Inc.(1)                                       3,347,664
--------------------------------------------------------------------------------

IT SERVICES -- 1.5%
--------------------------------------------------------------------------------
    38,700   Alliance Data Systems Corp.(1)                          1,569,672
--------------------------------------------------------------------------------
    38,200   Global Payments Inc.                                    2,589,960
--------------------------------------------------------------------------------
                                                                     4,159,632
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
    43,900   Nautilus Inc.                                           1,251,150
--------------------------------------------------------------------------------

MACHINERY -- 0.8%
--------------------------------------------------------------------------------
    28,375   JLG Industries Inc.                                       779,745
--------------------------------------------------------------------------------
    41,171   Joy Global Inc.                                         1,382,934
--------------------------------------------------------------------------------
                                                                     2,162,679
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.5%
--------------------------------------------------------------------------------
    24,300   Kohl's Corp.(1)                                         1,358,613
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 4.1%
--------------------------------------------------------------------------------
    22,500   EOG Resources Inc.                                      1,278,000
--------------------------------------------------------------------------------
    29,200   Foundation Coal Holdings, Inc.                            757,448
--------------------------------------------------------------------------------
    34,700   Peabody Energy Corp.                                    1,805,788
--------------------------------------------------------------------------------
    58,200   Southwestern Energy Company(1)                          2,734,236
--------------------------------------------------------------------------------
    30,500   Valero Energy Corp.                                     2,412,855
--------------------------------------------------------------------------------
    67,033   XTO Energy Inc.                                         2,278,452
--------------------------------------------------------------------------------
                                                                    11,266,779
--------------------------------------------------------------------------------

Shares/Principal Amount                                               Value
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
    10,682   Chattem, Inc.(1)                                     $    442,235
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.2%
--------------------------------------------------------------------------------
    16,303   American Pharmaceutical
             Partners Inc.(1)                                          672,499
--------------------------------------------------------------------------------

REAL ESTATE -- 0.7%
--------------------------------------------------------------------------------
    62,300   Ventas, Inc.                                            1,881,460
--------------------------------------------------------------------------------

SOFTWARE -- 1.0%
--------------------------------------------------------------------------------
    40,100   Micros Systems, Inc.(1)                                 1,794,475
--------------------------------------------------------------------------------
    34,300   The9 Ltd. ADR(1)                                          893,172
--------------------------------------------------------------------------------
                                                                     2,687,647
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 7.6%
--------------------------------------------------------------------------------
    57,400   Abercrombie & Fitch Co.                                 3,943,380
--------------------------------------------------------------------------------
    35,400   Advance Auto Parts, Inc.(1)                             2,285,070
--------------------------------------------------------------------------------
   141,348   Bebe Stores Inc.                                        3,741,482
--------------------------------------------------------------------------------
    48,000   Best Buy Co., Inc.                                      3,290,400
--------------------------------------------------------------------------------
    66,158   Chico's FAS, Inc.(1)                                    2,267,896
--------------------------------------------------------------------------------
    81,418   Men's Wearhouse, Inc. (The)(1)                          2,803,222
--------------------------------------------------------------------------------
    58,000   Michaels Stores, Inc.                                   2,399,460
--------------------------------------------------------------------------------
                                                                    20,730,910
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES -- 8.8%
--------------------------------------------------------------------------------
   149,600   America Movil SA
             de CV Series L ADR                                      8,917,656
--------------------------------------------------------------------------------
   235,068   NII Holdings, Inc.(1)                                  15,030,248
--------------------------------------------------------------------------------
                                                                    23,947,904
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $221,208,639)                                                267,000,113
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.2%

$6,000,000   FHLMC Discount Notes,
             2.60%, 7/1/05(2)
(Cost $6,000,000)                                                    6,000,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $227,208,639)                                                273,000,113
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.1%                                   332,672
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $273,332,785
================================================================================

See Notes to Financial Statements.                                   (continued)

------
8

VP Capital Appreciation - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

     Contracts to Sell     Settlement Date      Value    Unrealized Gain (Loss)
--------------------------------------------------------------------------------
  3,816,450  DKK for USD       7/29/05       $  620,265         $  (601)
--------------------------------------------------------------------------------
223,756,000  JPY for USD       7/29/05        2,023,667          16,433
--------------------------------------------------------------------------------
  2,729,848  MXN for USD       7/29/05          252,715          (2,362)
--------------------------------------------------------------------------------
  3,948,383  NOK for USD       7/29/05          604,599          (3,339)
--------------------------------------------------------------------------------
                                             $3,501,246         $10,131
                                          ======================================

(Value on Settlement Date $3,511,377)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

DKK = Danish Krone

FHLMC = Federal Home Loan Mortgage Corporation

JPY = Japanese Yen

MXN = Mexican Nuevo Peso

NOK = Norwegian Krona

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

(2) The rate indicated is yield to maturity at purchase.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $227,208,639)            $273,000,113
---------------------------------------------------------------
Cash                                                                   283,632
---------------------------------------------------------------
Receivable for investments sold                                      6,311,501
---------------------------------------------------------------
Receivable for forward foreign currency exchange contracts              16,433
---------------------------------------------------------------
Dividends and interest receivable                                      102,657
--------------------------------------------------------------------------------
                                                                   279,714,336
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    6,153,066
---------------------------------------------------------------
Payable for forward foreign currency exchange contracts                  6,302
---------------------------------------------------------------
Accrued management fees                                                222,183
--------------------------------------------------------------------------------
                                                                     6,381,551
--------------------------------------------------------------------------------

NET ASSETS                                                        $273,332,785
================================================================================

CLASS I CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                         100,000,000
================================================================================
Outstanding                                                         33,989,146
================================================================================
Net Asset Value Per Share                                                $8.04
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                          $ 335,637,020
---------------------------------------------------------------
Accumulated net investment loss                                       (694,904)
---------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                 (107,410,514)
---------------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and
liabilities in foreign currencies                                   45,801,183
--------------------------------------------------------------------------------
                                                                 $ 273,332,785
================================================================================

See Notes to Financial Statements.

------
10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Dividends (net of foreign taxes withheld of $5,387)                $   593,771
---------------------------------------------------------------
Interest                                                                25,209
--------------------------------------------------------------------------------
                                                                       618,980
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                      1,310,991
---------------------------------------------------------------
Directors' fees and expenses                                             1,855
---------------------------------------------------------------
Other expenses                                                           1,038
--------------------------------------------------------------------------------
                                                                     1,313,884
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                   (694,904)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment
and foreign currency transactions                                   17,645,820
---------------------------------------------------------------
Change in net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies         (4,299,167)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    13,346,653
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $12,651,749
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                               $   (694,904)   $ (1,506,667)
----------------------------------------------
Net realized gain                                   17,645,820      18,196,860
----------------------------------------------
Change in net unrealized appreciation               (4,299,167)      1,902,260
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           12,651,749      18,592,453
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                           19,055,075      31,016,098
----------------------------------------------
Payments for shares redeemed                       (23,025,641)    (70,350,748)
--------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions                     (3,970,566)    (39,334,650)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                8,681,183     (20,742,197)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                264,651,602     285,393,799
--------------------------------------------------------------------------------
End of period                                     $273,332,785    $264,651,602
================================================================================

Accumulated net investment loss                      $(694,904)             --
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                 2,430,850       4,332,995
----------------------------------------------
Redeemed                                            (3,009,810)     (9,873,584)
--------------------------------------------------------------------------------
Net decrease in shares of the fund                    (578,960)     (5,540,589)
================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Capital Appreciation Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is capital growth. The fund seeks to achieve its investment objective by investing primarily in common stocks that management believes will increase in value over time. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all

(continued)

------
13

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2004, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $80,386,243 and $43,953,351 expiring in 2009 and 2010, respectively, which may be used to offset future taxable gains.

The fund has elected to treat $19,931 of net foreign currency losses incurred in the two-month period ended December 31, 2004, as having been incurred in the following fiscal year for federal income tax purposes.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
14

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund.
The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                                              1.00%
--------------------------------------------------------------------------------
Next $500 million                                               0.95%
--------------------------------------------------------------------------------
Over $1 billion                                                 0.90%
--------------------------------------------------------------------------------

The effective annual management fee for the fund for the six months ended June
30, 2005 was 1.00%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century
Investment Services, Inc., and the corporation's transfer agent, American
Century Services, LLC (formerly American Century Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2005, were as follows:

--------------------------------------------------------------------------------
Purchases                                                      $308,971,254
--------------------------------------------------------------------------------
Proceeds from sales                                            $318,842,577
--------------------------------------------------------------------------------

As of June 30, 2005, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                $227,693,262
================================================================================
Gross tax appreciation of investments                           $46,255,287
-------------------------------------------------------
Gross tax depreciation of investments                              (948,436)
--------------------------------------------------------------------------------
Net tax appreciation of investments                             $45,306,851
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

------
15

VP Capital Appreciation - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
-------------------------------------------------------------------------------------------------
                                                         CLASS I
-------------------------------------------------------------------------------------------------
                             2005(1)      2004       2003       2002        2001        2000
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $7.66       $7.12       $5.91      $7.50      $15.78       $14.84
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment Loss        (0.02)      (0.04)      (0.04)     (0.04)      (0.03)       (0.05)
-----------------------
  Net Realized and
  Unrealized
  Gain (Loss)                 0.40        0.58        1.25      (1.55)      (3.64)        1.47
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations       0.38        0.54        1.21      (1.59)      (3.67)        1.42
-------------------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Realized Gains               --          --          --        --         (4.61)       (0.48)
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $8.04       $7.66       $7.12      $5.91       $7.50       $15.78
=================================================================================================
  TOTAL RETURN(2)             4.96%       7.58%      20.47%    (21.20)%    (28.07)%       9.03%

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 1.00%(3)       1.00%       1.00%       1.00%       1.00%       0.98%
-----------------------
Ratio of Net
Investment Loss
to Average Net Assets    (0.53)%(3)     (0.57)%     (0.58)%     (0.55)%     (0.35)%     (0.31)%
-----------------------
Portfolio
Turnover Rate                  118%        262%        150%        124%        149%        128%
-----------------------
Net Assets,
End of Period
(in thousands)             $273,333    $264,652    $285,394    $260,897    $401,812    $716,855
-------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
16

Approval of Management Agreement for VP Capital Appreciation

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process -- referred to as the "15(c) Process" -- involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "Independent
15(c) Providers") concerning VP Capital Appreciation (the "fund") and the services provided to the fund under the management agreement. The information included, but was not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning similar funds;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in private session to review and discuss the information provided and evaluate the advisor's performance as manager of the fund.

(continued)

------
17

Approval of Management Agreement for VP Capital Appreciation

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objective and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the fund. If performance concerns are identified, the
Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security

(continued)

------
18

Approval of Management Agreement for VP Capital Appreciation

selection) and any efforts being undertaken to improve performance. Annually, the Directors review detailed performance information, as provided by the
Independent 15(c) Providers, comparing the fund's performance with that of similar funds not managed by the advisor. The fund's performance fell below the median of its peer group for both one and three year periods during the past year. The board discussed the fund's performance with the advisor and recognized the efforts being undertaken by the advisor. The board will continue to monitor those efforts and the performance of the fund.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to provide additional content and services for fund shareholders. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year

(continued)

------
19

Approval of Management Agreement for VP Capital Appreciation

profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various services to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was at the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from

(continued)

------
20

Approval of Management Agreement for VP Capital Appreciation

broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are modest in comparison to the funds and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists by accelerating fee reductions as breakpoints are reached at lower fund asset levels.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and the
Independent 15(c) Providers, concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
21

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling  1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
22

Notes

------
23

Notes

------
24

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

American Century Investment Services, Inc., Distributor

0508
SH-SAN-44738

[front cover]

American Century
Variable Portfolios

SEMIANNUAL REPORT

[photo of man and woman]

JUNE 30, 2005

VP Income & Growth Fund

                               [american century investments logo and text logo]

[inside front cover - blank]

VP INCOME & GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Income & Growth - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                               1 YEAR       5 YEARS     INCEPTION         DATE
--------------------------------------------------------------------------------
CLASS I                         8.29%        0.11%        6.01%         10/30/97
--------------------------------------------------------------------------------
S&P 500 Index(1)                6.32%       -2.37%        5.25%            --
--------------------------------------------------------------------------------
Class II                        7.87%          --         6.15%          5/1/02
--------------------------------------------------------------------------------
Class III                       8.29%          --        10.35%          6/26/02
--------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
2

VP Income & Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made October 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
--------------------------------------------------------------------------------
                    1998*   1999    2000    2001     2002    2003   2004   2005
--------------------------------------------------------------------------------
Class I            26.63%  18.54%  3.68%  -10.84%  -14.54%  0.71%  21.02%  8.29%
--------------------------------------------------------------------------------
S&P 500 Index      26.79%  22.76%  7.25%  -14.83%  -17.99%  0.25%  19.11%  6.32%
--------------------------------------------------------------------------------
*From 10/30/97, the class's inception date, to 6/30/98. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

VP Income & Growth - Portfolio Commentary

PORTFOLIO MANAGERS: JOHN SCHNIEDWIND, KURT BORGWARDT, AND ZILI ZHANG

PERFORMANCE SUMMARY

VP Income & Growth returned 0.45%* for the six months ended June 30, 2005, outperforming the 0.81% decline of the S&P 500 Index.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace in the first half of 2005--the annualized real rate of GDP growth was 3.8% in the first quarter and was anticipated to be between 3% and 4% in the second. Growth slowed from 4.4% in
2004 as short-term U.S. interest rates and oil prices rose. The Federal Reserve raised its overnight interest rate target four times in six months, from 2.25%
to 3.25%, the highest since September 2001. Meanwhile, the price of a barrel of crude oil jumped 30%, from $43.45 to $56.50, closing above $60 in the interim in late June.

Despite soaring energy costs, "core" inflation (excluding food and energy prices) was stable--the year-to-date annualized gain for core CPI as of June 30,
2005, was 2.2%, the same as for all of 2004. As economic growth slowed and inflation remained low, longer-term interest rates and bond yields fell. The combination of rising short-term and falling long-term rates reduced the difference between the two, resulting in a "flatter" Treasury yield curve, often a harbinger of slower economic growth and tame inflation.

STOCK MARKET REVIEW

The S&P 500 declined 0.81% in the first half of 2005, after dropping 2.15% in the first quarter and regaining 1.37% in the second. The large-cap benchmark underperformed its smaller-cap counterparts for the full six months--the S&P
MidCap 400 and SmallCap 600 indices gained 3.85% and 1.79%, respectively. The full S&P 500 also trailed its value subindex, which eked out a 0.09% gain compared with a 1.73% loss for the growth subindex. As the large-cap growth style struggled (the Nasdaq Composite fell 5.12%), the sector that detracted most from the S&P 500's first-half performance was information technology.
Conversely, the energy sector was the biggest positive contributor, gaining nearly 20% as oil prices rose.

TOP TEN HOLDINGS
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                                % OF                  % OF
                                             NET ASSETS            NET ASSETS
                                                AS OF                 AS OF
                                               6/30/05              12/31/04
--------------------------------------------------------------------------------
Bank of America Corp.                           4.8%                  4.7%
--------------------------------------------------------------------------------
Intel Corp.                                     3.9%                  3.0%
--------------------------------------------------------------------------------
Johnson & Johnson                               3.4%                  3.4%
--------------------------------------------------------------------------------
Chevron Corp.                                   3.3%                  4.7%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                               2.8%                  1.2%
--------------------------------------------------------------------------------
National City Corp.                             2.7%                  2.4%
--------------------------------------------------------------------------------
Countrywide
Financial Corporation                           2.5%                  2.0%
--------------------------------------------------------------------------------
Pfizer, Inc.                                    2.3%                  2.3%
--------------------------------------------------------------------------------
Merck & Co., Inc.                               2.2%                  2.0%
--------------------------------------------------------------------------------
Washington Mutual, Inc.                         2.0%                   --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------
4

VP Income & Growth - Portfolio Commentary

PORTFOLIO OVERVIEW

VP Income & Growth outperformed the S&P 500 in absolute returns in large part through effective securities selection. Strong picks in the financial sector provided the portfolio's largest return relative to the S&P 500, followed by health care stocks and utilities stocks. Stock choices among materials, consumer staples, and the information technology sector accounted for the greatest drag on portfolio performance relative to the S&P 500.

FINANCIALS AND HEALTH CARE STOCKS OUTPERFORM

Securities selection worked best in the financial group, where choices in the real estate and insurance industries topped the list. The strongest individual contributor to relative performance in the financial sector was real estate firm
CBL & Associates Properties Inc., a non-index security. CBL had a 15.20% market return during the six months. Among health care sector issues, provider CIGNA
Corp. contributed strongly; the holding was heavily overweighted relative to the
S&P 500.

MATERIALS AND CONSUMER STAPLES STOCKS LAG

Materials stocks imposed the heaviest drag on portfolio performance relative to the index. Metals and mining industry stocks were notably weak. United States
Steel Corp. was a major detractor and was overweighted relative to the S&P 500.
The issue declined 32.66% during the period. In the consumer staples sector, recently merged Molson Coors Brewing Co. detracted. The stock posted a 17.23%
decline for the six months.

OUR COMMITMENT

VP Income & Growth maintains a structured, disciplined investment approach for both stock selection and portfolio construction. The portfolio incorporates both growth and value measures (with a value tilt) into its stock selection process to seek consistent long-term performance.

VP INCOME & GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                                % OF                  % OF
                                             PORTFOLIO'S             S&P 500
                                               STOCKS                 INDEX
--------------------------------------------------------------------------------
Bank of America Corp.                           4.81%                 1.68%
--------------------------------------------------------------------------------
National City Corp.                             2.68%                 0.19%
--------------------------------------------------------------------------------
Intel Corp.                                     3.91%                 1.48%
--------------------------------------------------------------------------------
Countrywide
Financial Corporation                           2.47%                 0.21%
--------------------------------------------------------------------------------
Chevron Corp.                                   3.26%                 1.08%
--------------------------------------------------------------------------------

VP INCOME & GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                                % OF                  % OF
                                             PORTFOLIO'S             S&P 500
                                               STOCKS                 INDEX
--------------------------------------------------------------------------------
General Electric Co.                            0.15%                 3.37%
--------------------------------------------------------------------------------
Citigroup Inc.                                    --                  2.21%
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                              --                  1.48%
--------------------------------------------------------------------------------
American International
Group Inc.                                        --                  1.38%
--------------------------------------------------------------------------------
Cisco Systems Inc.                                --                  1.12%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                    BEGINNING          ENDING        DURING PERIOD*   ANNUALIZED
                   ACCOUNT VALUE    ACCOUNT VALUE      1/1/05 -        EXPENSE
                      1/1/05           6/30/05          6/30/05         RATIO*
--------------------------------------------------------------------------------
VP INCOME & GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Class I               $1,000         $1,004.50           $3.48          0.70%
--------------------------------------------------------------------------------
Class II              $1,000         $1,003.40           $4.72          0.95%
--------------------------------------------------------------------------------
Class III             $1,000         $1,004.50           $3.48          0.70%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Class I               $1,000         $1,021.32           $3.51          0.70%
--------------------------------------------------------------------------------
Class II              $1,000         $1,020.08           $4.76          0.95%
--------------------------------------------------------------------------------
Class III             $1,000         $1,021.32           $3.51          0.70%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

VP Income & Growth - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.5%

AEROSPACE & DEFENSE -- 1.5%
--------------------------------------------------------------------------------
          218,328  Northrop Grumman Corp.                          $ 12,062,622
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.0%
--------------------------------------------------------------------------------
           21,846  FedEx Corporation                                  1,769,744
--------------------------------------------------------------------------------
           85,481  United Parcel Service, Inc. Cl B                   5,911,866
--------------------------------------------------------------------------------
                                                                      7,681,610
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
           20,400  Delta Air Lines Inc.(1)                               76,704
--------------------------------------------------------------------------------
           69,277  Southwest Airlines Co.                               965,029
--------------------------------------------------------------------------------
                                                                      1,041,733
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
           27,151  TRW Automotive Holdings
                   Corp.(1)                                             665,471
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.3%
--------------------------------------------------------------------------------
        1,019,518  Ford Motor Company                                10,439,864
--------------------------------------------------------------------------------
BEVERAGES(2)
--------------------------------------------------------------------------------
            4,388  Molson Coors Brewing Co.                             272,056
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
           36,206  Amgen Inc.(1)                                      2,189,015
--------------------------------------------------------------------------------
          259,357  Applera Corporation-Applied
                   Biosystems Group                                   5,101,552
--------------------------------------------------------------------------------
                                                                      7,290,567
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.3%
--------------------------------------------------------------------------------
            2,240  American Capital Strategies
                   Ltd.                                                  80,886
--------------------------------------------------------------------------------
           55,744  Edwards (A.G.), Inc.                               2,516,842
--------------------------------------------------------------------------------
                                                                      2,597,728
--------------------------------------------------------------------------------
CHEMICALS -- 0.8%
--------------------------------------------------------------------------------
          115,952  Eastman Chemical Company                           6,394,753
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 9.9%
--------------------------------------------------------------------------------
          851,946  Bank of America Corp.                             38,857,256
--------------------------------------------------------------------------------
           23,821  Comerica Inc.                                      1,376,854
--------------------------------------------------------------------------------
           20,569  First Horizon National Corp.                         868,012
--------------------------------------------------------------------------------
          634,053  National City Corp.                               21,633,888
--------------------------------------------------------------------------------
          185,785  Wachovia Corp.                                     9,214,936
--------------------------------------------------------------------------------
          126,775  Wells Fargo & Co.                                  7,806,805
--------------------------------------------------------------------------------
                                                                     79,757,751
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
--------------------------------------------------------------------------------
          364,946  Cendant Corporation                                8,163,841
--------------------------------------------------------------------------------
           27,406  Deluxe Corp.                                       1,112,684
--------------------------------------------------------------------------------
           31,367  John H. Harland Company                            1,191,946
--------------------------------------------------------------------------------
           49,400  Pitney Bowes, Inc.                                 2,151,370
--------------------------------------------------------------------------------
           51,401  R.R. Donnelley & Sons
                   Company                                            1,773,849
--------------------------------------------------------------------------------
                                                                     14,393,690
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.2%
--------------------------------------------------------------------------------
           10,734  Harris Corp.                                    $    335,008
--------------------------------------------------------------------------------
          512,791  Motorola, Inc.                                     9,363,564
--------------------------------------------------------------------------------
                                                                      9,698,572
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.8%
--------------------------------------------------------------------------------
           39,108  Apple Computer, Inc.(1)                            1,439,565
--------------------------------------------------------------------------------
          250,853  Hewlett-Packard Co.                                5,897,554
--------------------------------------------------------------------------------
          195,786  International Business
                   Machines Corp.                                    14,527,322
--------------------------------------------------------------------------------
           72,862  Western Digital Corp.(1)                             977,808
--------------------------------------------------------------------------------
                                                                     22,842,249
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
           11,520  Capital One Financial Corp.                          921,715
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING(2)
--------------------------------------------------------------------------------
            3,936  Silgan Holdings Inc.                                 221,361
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
           32,921  J.P. Morgan Chase & Co.                            1,162,770
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
--------------------------------------------------------------------------------
          118,400  ALLTEL Corp.                                       7,373,952
--------------------------------------------------------------------------------
          561,164  AT&T Corp.                                        10,684,563
--------------------------------------------------------------------------------
           17,775  Sprint Corp.                                         445,975
--------------------------------------------------------------------------------
          269,164  Verizon Communications                             9,299,616
--------------------------------------------------------------------------------
                                                                     27,804,106
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.8%
--------------------------------------------------------------------------------
          242,687  American Electric Power                            8,947,870
--------------------------------------------------------------------------------
           47,826  Exelon Corporation                                 2,454,909
--------------------------------------------------------------------------------
          134,484  FirstEnergy Corp.                                  6,470,025
--------------------------------------------------------------------------------
          130,541  PG&E Corp.                                         4,900,509
--------------------------------------------------------------------------------
                                                                     22,773,313
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
--------------------------------------------------------------------------------
          135,957  Arrow Electronics, Inc.(1)                         3,692,591
--------------------------------------------------------------------------------
           26,550  Avnet Inc.(1)                                        598,172
--------------------------------------------------------------------------------
           76,454  Ingram Micro Inc. Cl A(1)                          1,197,270
--------------------------------------------------------------------------------
                                                                      5,488,033
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
           33,148  Veritas DGC Inc.(1)                                  919,526
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.9%
--------------------------------------------------------------------------------
          389,540  Albertson's Inc.                                   8,055,687
--------------------------------------------------------------------------------
          228,324  Supervalu Inc.                                     7,445,646
--------------------------------------------------------------------------------
                                                                     15,501,333
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.2%
--------------------------------------------------------------------------------
          336,162  Archer-Daniels-Midland Co.                         7,187,143
--------------------------------------------------------------------------------
            9,178  Bunge Ltd.                                           581,885
--------------------------------------------------------------------------------
          111,036  Chiquita Brands International
                   Inc.                                               3,049,049
--------------------------------------------------------------------------------
           23,927  Gold Kist Inc.(1)                                    516,345
--------------------------------------------------------------------------------
          161,329  Pilgrim's Pride Corp.                              5,506,159
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

VP Income & Growth - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

            5,827  Sanderson Farms Inc.                            $    264,779
--------------------------------------------------------------------------------
              274  Seaboard Corp.                                       455,936
--------------------------------------------------------------------------------
                                                                     17,561,296
--------------------------------------------------------------------------------
GAS UTILITIES -- 1.6%
--------------------------------------------------------------------------------
           18,196  National Fuel Gas Co.                                526,046
--------------------------------------------------------------------------------
          174,118  NICOR Inc.                                         7,168,438
--------------------------------------------------------------------------------
           76,890  NiSource Inc.                                      1,901,490
--------------------------------------------------------------------------------
          109,155  UGI Corp.                                          3,045,425
--------------------------------------------------------------------------------
                                                                     12,641,399
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
--------------------------------------------------------------------------------
           95,202  Becton Dickinson & Co.                             4,995,249
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.4%
--------------------------------------------------------------------------------
          103,239  AmerisourceBergen Corp.                            7,138,977
--------------------------------------------------------------------------------
           67,951  Cardinal Health, Inc.                              3,912,619
--------------------------------------------------------------------------------
           71,056  Kindred Healthcare Inc.(1)                         2,814,528
--------------------------------------------------------------------------------
          126,019  McKesson Corp.                                     5,644,391
--------------------------------------------------------------------------------
                                                                     19,510,515
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
--------------------------------------------------------------------------------
          313,956  McDonald's Corporation                             8,712,279
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
--------------------------------------------------------------------------------
           47,976  Black & Decker Corporation                         4,310,644
--------------------------------------------------------------------------------
           76,974  Newell Rubbermaid Inc.                             1,835,060
--------------------------------------------------------------------------------
            5,582  Stanley Works (The)                                  254,204
--------------------------------------------------------------------------------
           81,556  Tupperware Corp.                                   1,905,964
--------------------------------------------------------------------------------
                                                                      8,305,872
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
          105,339  Kimberly-Clark Corp.                               6,593,168
--------------------------------------------------------------------------------
           61,544  Procter & Gamble Co. (The)                         3,246,446
--------------------------------------------------------------------------------
                                                                      9,839,614
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.9%
--------------------------------------------------------------------------------
           36,068  General Electric Co.                               1,249,756
--------------------------------------------------------------------------------
          214,548  Tyco International Ltd.                            6,264,802
--------------------------------------------------------------------------------
                                                                      7,514,558
--------------------------------------------------------------------------------
INSURANCE -- 7.3%
--------------------------------------------------------------------------------
          107,013  Ace, Ltd.                                          4,799,533
--------------------------------------------------------------------------------
          140,380  AON Corp.                                          3,515,115
--------------------------------------------------------------------------------
           25,963  Axis Capital Holdings Limited                        734,753
--------------------------------------------------------------------------------
          132,483  Berkley (W.R.) Corp.                               4,726,993
--------------------------------------------------------------------------------
          129,358  Endurance Specialty Holdings
                   Ltd.                                               4,892,320
--------------------------------------------------------------------------------
           63,000  Fidelity National Financial, Inc.                  2,248,470
--------------------------------------------------------------------------------
          276,034  First American Financial Corp.
                   (The)                                             11,080,005
--------------------------------------------------------------------------------
          173,357  Loews Corp.                                       13,435,167
--------------------------------------------------------------------------------
           16,064  Nationwide Financial Services
                   Cl A                                                 609,468
--------------------------------------------------------------------------------
           95,357  Protective Life Corporation                        4,025,973
--------------------------------------------------------------------------------
          106,675  XL Capital Ltd. Cl A                               7,938,754
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            7,383  Zenith National Insurance Corp.                 $    501,010
--------------------------------------------------------------------------------
                                                                     58,507,561
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.3%
--------------------------------------------------------------------------------
          866,358  Earthlink Inc.(1)                                  7,502,660
--------------------------------------------------------------------------------
          252,920  United Online, Inc.                                2,746,711
--------------------------------------------------------------------------------
                                                                     10,249,371
--------------------------------------------------------------------------------
IT SERVICES -- 1.5%
--------------------------------------------------------------------------------
            2,379  Checkfree Corp.(1)                                    81,029
--------------------------------------------------------------------------------
          199,714  Computer Sciences Corp.(1)                         8,727,501
--------------------------------------------------------------------------------
          147,086  Sabre Holdings Corp.                               2,934,366
--------------------------------------------------------------------------------
                                                                     11,742,896
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           70,746  Eastman Kodak Co.                                  1,899,530
--------------------------------------------------------------------------------
MACHINERY -- 1.4%
--------------------------------------------------------------------------------
          147,199  Cummins Inc.                                      10,982,517
--------------------------------------------------------------------------------
MEDIA -- 3.7%
--------------------------------------------------------------------------------
          359,829  Disney (Walt) Co.                                  9,060,494
--------------------------------------------------------------------------------
          151,533  Regal Entertainment Group                          2,860,943
--------------------------------------------------------------------------------
          661,969  Time Warner Inc.(1)                               11,061,503
--------------------------------------------------------------------------------
          209,167  Viacom, Inc. Cl B                                  6,697,527
--------------------------------------------------------------------------------
                                                                     29,680,467
--------------------------------------------------------------------------------
METALS & MINING -- 1.7%
--------------------------------------------------------------------------------
           58,902  Nucor Corp.                                        2,687,109
--------------------------------------------------------------------------------
           94,284  Phelps Dodge Corp.                                 8,721,270
--------------------------------------------------------------------------------
           64,632  United States Steel Corp.                          2,221,402
--------------------------------------------------------------------------------
                                                                     13,629,781
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.3%
--------------------------------------------------------------------------------
          173,874  Federated Department
                   Stores, Inc.                                      12,741,486
--------------------------------------------------------------------------------
           37,918  Sears Holdings Corp.(1)                            5,682,771
--------------------------------------------------------------------------------
                                                                     18,424,257
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           29,744  Xerox Corp.(1)                                       410,170
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 9.6%
--------------------------------------------------------------------------------
          471,399  Chevron Corp.                                     26,360,631
--------------------------------------------------------------------------------
          231,853  ConocoPhillips                                    13,329,229
--------------------------------------------------------------------------------
          395,540  Exxon Mobil Corp.                                 22,731,683
--------------------------------------------------------------------------------
            7,130  Frontier Oil Corp.                                   209,266
--------------------------------------------------------------------------------
           63,022  Marathon Oil Corp.                                 3,363,484
--------------------------------------------------------------------------------
           84,957  Sunoco, Inc.                                       9,657,912
--------------------------------------------------------------------------------
           18,583  Valero Energy Corp.                                1,470,101
--------------------------------------------------------------------------------
                                                                     77,122,306
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.7%
--------------------------------------------------------------------------------
          132,884  Georgia-Pacific Corp.                              4,225,711
--------------------------------------------------------------------------------
          493,925  Louisiana-Pacific Corp.                           12,140,677
--------------------------------------------------------------------------------
           81,693  Weyerhaeuser Co.                                   5,199,759
--------------------------------------------------------------------------------
                                                                     21,566,147
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

VP Income & Growth - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 9.4%
--------------------------------------------------------------------------------
          454,409  Bristol-Myers Squibb Co.                        $ 11,351,137
--------------------------------------------------------------------------------
          417,225  Johnson & Johnson                                 27,119,625
--------------------------------------------------------------------------------
          132,777  King Pharmaceuticals, Inc.(1)                      1,383,536
--------------------------------------------------------------------------------
          566,533  Merck & Co., Inc.                                 17,449,216
--------------------------------------------------------------------------------
          671,122  Pfizer, Inc.                                      18,509,545
--------------------------------------------------------------------------------
                                                                     75,813,059
--------------------------------------------------------------------------------
REAL ESTATE -- 3.4%
--------------------------------------------------------------------------------
          106,140  Apartment Investment and
                   Management Co.                                     4,343,249
--------------------------------------------------------------------------------
          309,413  CBL & Associates Properties,
                   Inc.                                              13,326,417
--------------------------------------------------------------------------------
           85,908  Colonial Properties Trust                          3,779,952
--------------------------------------------------------------------------------
           75,644  Crescent Real Estate Equities
                   Co.                                                1,418,325
--------------------------------------------------------------------------------
           19,689  Lexington Corporate
                   Properties Trust                                     478,640
--------------------------------------------------------------------------------
           82,894  Trizec Properties Inc.                             1,705,130
--------------------------------------------------------------------------------
           29,412  Vornado Realty Trust                               2,364,725
--------------------------------------------------------------------------------
                                                                     27,416,438
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.5%
--------------------------------------------------------------------------------
           29,306  Burlington Northern Santa Fe
                   Corp.                                              1,379,727
--------------------------------------------------------------------------------
           15,300  CSX Corporation                                      652,698
--------------------------------------------------------------------------------
           30,070  Norfolk Southern Corp.                               930,967
--------------------------------------------------------------------------------
           20,768  Union Pacific Corp.                                1,345,766
--------------------------------------------------------------------------------
                                                                      4,309,158
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 4.1%
--------------------------------------------------------------------------------
        1,212,894  Intel Corp.                                       31,608,018
--------------------------------------------------------------------------------
           78,583  OmniVision Technologies, Inc.(1)                   1,067,943
--------------------------------------------------------------------------------
            3,502  Sigmatel Inc.(1)                                      60,094
--------------------------------------------------------------------------------
                                                                     32,736,055
--------------------------------------------------------------------------------
SOFTWARE -- 1.9%
--------------------------------------------------------------------------------
          627,870  Microsoft Corporation                             15,596,291
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.2%
--------------------------------------------------------------------------------
           11,632  American Eagle Outfitters, Inc.                      356,521
--------------------------------------------------------------------------------
           80,450  Barnes & Noble Inc.(1)                             3,121,461
--------------------------------------------------------------------------------
           74,626  Charming Shoppes, Inc.(1)                            696,261
--------------------------------------------------------------------------------
           25,688  GameStop Corp.(1)                                    768,071
--------------------------------------------------------------------------------
           26,194  Movie Gallery Inc.                                   692,307
--------------------------------------------------------------------------------
           56,504  Payless ShoeSource, Inc.(1)                        1,084,877
--------------------------------------------------------------------------------
           94,732  Rent-A-Center Inc.(1)                              2,206,308
--------------------------------------------------------------------------------
           33,771  Sonic Automotive, Inc.                               717,971
--------------------------------------------------------------------------------
                                                                      9,643,777
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 4.5%
--------------------------------------------------------------------------------
            1,667  Corus Bankshares Inc.                           $     92,502
--------------------------------------------------------------------------------
          517,541  Countrywide Financial
                   Corporation                                       19,982,257
--------------------------------------------------------------------------------
          398,869  Washington Mutual, Inc.                           16,229,980
--------------------------------------------------------------------------------
                                                                     36,304,739
--------------------------------------------------------------------------------
TOBACCO -- 0.9%
--------------------------------------------------------------------------------
           92,819  Altria Group Inc.                                  6,001,676
--------------------------------------------------------------------------------
           11,711  Reynolds American Inc.                               922,827
--------------------------------------------------------------------------------
                                                                      6,924,503
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $711,893,620)                                                 801,970,628
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.4%

AUTOMOBILES -- 0.2%
--------------------------------------------------------------------------------
           26,552  Ford Motor Company Capital
                   Trust II, 6.50%, 1/15/32                           1,070,842
--------------------------------------------------------------------------------
           31,630  General Motors Corp., Series B,
                   5.25%, 3/6/32                                        587,053
--------------------------------------------------------------------------------
                                                                      1,657,895
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.2%
--------------------------------------------------------------------------------
           11,500  Xerox Corp., 6.25%, 7/1/06                         1,369,190
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $3,233,386)                                                     3,027,085
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

       $2,800,000  FHLMC Discount Notes,
                   2.60%, 7/1/05(3)
(Cost $2,800,000)                                                     2,800,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $717,927,006)                                                 807,797,713
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.2)%                                                (1,669,965)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $806,127,748
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

(1) Non-income producing.

(2) Industry is less than 0.05% of total net assets.

(3) Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $717,927,006)             $807,797,713
------------------------------------------------------------
Receivable for investments sold                                       4,309,898
------------------------------------------------------------
Dividends and interest receivable                                     1,241,586
--------------------------------------------------------------------------------
                                                                    813,349,197
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                        1,950,984
------------------------------------------------------------
Payable for investments purchased                                     4,795,764
------------------------------------------------------------
Accrued management fees                                                 469,138
------------------------------------------------------------
Distribution fees payable                                                 5,563
--------------------------------------------------------------------------------
                                                                      7,221,449
--------------------------------------------------------------------------------
NET ASSETS                                                         $806,127,748
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $782,032,951
------------------------------------------------------------
Undistributed net investment income                                   6,177,631
------------------------------------------------------------
Accumulated net realized loss on investment transactions            (71,953,541)
------------------------------------------------------------
Net unrealized appreciation on investments                           89,870,707
--------------------------------------------------------------------------------
                                                                   $806,127,748
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $773,779,073
------------------------------------------------------------
Shares outstanding                                                  107,359,295
------------------------------------------------------------
Net asset value per share                                                 $7.21
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $26,800,020
------------------------------------------------------------
Shares outstanding                                                    3,720,679
------------------------------------------------------------
Net asset value per share                                                 $7.20
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $5,548,655
------------------------------------------------------------
Shares outstanding                                                      769,839
------------------------------------------------------------
Net asset value per share                                                 $7.21
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Dividends                                                          $  9,046,511
------------------------------------------------------------
Interest                                                                 19,525
--------------------------------------------------------------------------------
                                                                      9,066,036
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                       2,821,166
------------------------------------------------------------
Distribution fees -- Class II                                            32,552
------------------------------------------------------------
Directors' fees and expenses                                              5,941
------------------------------------------------------------
Other expenses                                                            2,673
--------------------------------------------------------------------------------
                                                                      2,862,332
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 6,203,704
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                         22,477,942
------------------------------------------------------------
Change in net unrealized appreciation on investments                (25,500,213)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                     (3,022,271)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  3,181,433
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                  2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  6,203,704    $ 16,535,939
---------------------------------------------
Net realized gain                                    22,477,942      86,358,348
---------------------------------------------
Change in net unrealized appreciation               (25,500,213)     (6,391,055)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                             3,181,433      96,503,232
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------------------------
  Class I                                           (15,774,720)    (11,852,776)
---------------------------------------------
  Class II                                             (468,807)       (215,506)
---------------------------------------------
  Class III                                             (73,156)        (31,257)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (16,316,683)    (12,099,539)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                          (15,541,772)    (92,422,133)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                          (28,677,022)     (8,018,440)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 834,804,770     842,823,210
--------------------------------------------------------------------------------
End of period                                      $806,127,748    $834,804,770
================================================================================

Undistributed net investment income                  $6,177,631     $16,290,610
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is capital growth through investing in common stocks. Income is a secondary objective. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

                                                                    (continued)

------
14

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2004, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $25,728,608 and $48,053,160 expiring in 2009 and 2010, respectively, which may be used to offset future taxable gains.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
                                                          CLASS I, II & III
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $10 billion                                              0.700%
--------------------------------------------------------------------------------
Over $10 billion                                               0.650%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the fund for the six months ended June 30, 2005 was 0.70%.

                                                                    (continued)

------
15

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2005, were as follows:

--------------------------------------------------------------------------------
Purchases                                                          $307,049,995
--------------------------------------------------------------------------------
Proceeds from sales                                                $328,158,944
--------------------------------------------------------------------------------

As of June 30, 2005, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $734,546,368
================================================================================
Gross tax appreciation of investments                              $106,338,529
------------------------------------------------------------
Gross tax depreciation of investments                               (33,087,184)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $ 73,251,345
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

                                                                    (continued)

------
16

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005

SHARES AUTHORIZED                                   300,000,000
================================================================================
Sold                                                  6,521,785    $ 46,763,670
---------------------------------------------
Issued in reinvestment of distributions               2,163,885      15,774,720
---------------------------------------------
Redeemed                                            (11,474,005)    (81,928,663)
--------------------------------------------------------------------------------
Net decrease                                         (2,788,335)   $(19,390,273)
================================================================================
YEAR ENDED DECEMBER 31, 2004

SHARES AUTHORIZED                                   300,000,000
================================================================================
Sold                                                 18,479,488   $ 124,111,351
---------------------------------------------
Issued in reinvestment of distributions               1,763,806      11,852,776
---------------------------------------------
Redeemed                                            (35,919,318)   (238,537,648)
--------------------------------------------------------------------------------
Net decrease                                        (15,676,024)  $(102,573,521)
================================================================================
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005

SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                    596,309     $ 4,281,809
---------------------------------------------
Issued in reinvestment of distributions                  64,308         468,807
---------------------------------------------
Redeemed                                               (393,089)     (2,825,084)
--------------------------------------------------------------------------------
Net increase                                            267,528     $ 1,925,532
================================================================================
YEAR ENDED DECEMBER 31, 2004

SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                  1,692,382     $11,373,186
---------------------------------------------
Issued in reinvestment of distributions                  32,069         215,506
---------------------------------------------
Redeemed                                               (462,321)     (3,114,158)
--------------------------------------------------------------------------------
Net increase                                          1,262,130     $ 8,474,534
================================================================================
CLASS III
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005

SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                    339,751      $2,447,827
---------------------------------------------
Issued in reinvestment of distributions                  10,035          73,156
---------------------------------------------
Redeemed                                                (83,340)       (598,014)
--------------------------------------------------------------------------------
Net increase                                            266,446      $1,922,969
================================================================================
YEAR ENDED DECEMBER 31, 2004

SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                    393,493     $ 2,646,551
---------------------------------------------
Issued in reinvestment of distributions                   4,651          31,257
---------------------------------------------
Redeemed                                               (148,744)     (1,000,954)
--------------------------------------------------------------------------------
Net increase                                            249,400     $ 1,676,854
================================================================================

                                                                    (continued)

------
17

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

------
18

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                        CLASS I
--------------------------------------------------------------------------------------------
                              2005(1)    2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $7.32      $6.57      $5.16      $6.46      $7.11      $8.00
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.06(2)    0.14(2)    0.10(2)    0.08(2)    0.06       0.05
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.03)      0.71       1.38      (1.32)     (0.65)     (0.90)
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.03       0.85       1.48      (1.24)     (0.59)     (0.85)
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.14)     (0.10)     (0.07)     (0.06)     (0.06)     (0.04)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.21      $7.32      $6.57      $5.16      $6.46      $7.11
============================================================================================
  TOTAL RETURN(3)              0.45%     12.99%     29.35%    (19.37)%    (8.35)%   (10.62)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.70%(4)      0.70%      0.70%      0.70%      0.70%      0.70%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                  1.55%(4)      2.08%      1.78%      1.32%      1.05%      0.93%
-------------------------
Portfolio Turnover Rate          38%        75%        71%        72%        56%        58%
-------------------------
Net Assets, End of Period
(in thousands)              $773,779   $805,904   $826,785   $614,424   $701,274   $648,120
--------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
19

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        CLASS II
--------------------------------------------------------------------------------
                                          2005(1)    2004      2003     2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $7.30     $6.56     $5.15     $6.22
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(3)                  0.05      0.13      0.09      0.05
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   (0.02)     0.69      1.39     (1.12)
--------------------------------------------------------------------------------
  Total From Investment Operations          0.03      0.82      1.48     (1.07)
--------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income               (0.13)    (0.08)    (0.07)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.20     $7.30     $6.56     $5.15
================================================================================
  TOTAL RETURN(4)                           0.34%    12.57%    29.19%   (17.20)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.95%(5)     0.95%     0.95%   0.95%(5)
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.30%(5)     1.83%     1.53%   1.42%(5)
--------------------------------------
Portfolio Turnover Rate                       38%       75%       71%     72%(6)
--------------------------------------
Net Assets, End of Period
(in thousands)                            $26,800   $25,218   $14,370     $1,533
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) May 1, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
20

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                       CLASS III
--------------------------------------------------------------------------------
                                          2005(1)    2004      2003     2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $7.32     $6.57     $5.16     $5.63
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(3)                  0.06      0.15      0.11      0.04
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   (0.03)     0.70      1.37     (0.51)
--------------------------------------------------------------------------------
  Total From Investment Operations          0.03      0.85      1.48     (0.47)
--------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income               (0.14)    (0.10)    (0.07)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.21     $7.32     $6.57     $5.16
================================================================================
  TOTAL RETURN(4)                           0.45%    12.99%    29.35%    (8.35)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.70%(5)     0.70%     0.70%   0.70%(5)
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.55%(5)     2.08%     1.75%   1.63%(5)
--------------------------------------
Portfolio Turnover Rate                       38%       75%       71%     72%(6)
--------------------------------------
Net Assets, End of Period
(in thousands)                             $5,549    $3,683    $1,669       $376
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) June 26, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
21

Approval of Management Agreement for VP Income & Growth

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process--referred to as the "15(c) Process"--involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "Independent
15(c) Providers") concerning VP Income & Growth (the "fund") and the services provided to the fund under the management agreement. The information included, but was not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning similar funds;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in private session to review and discuss the information provided and evaluate the

                                                                    (continued)

------
22

Approval of Management Agreement for VP Income & Growth

advisor's performance as manager of the fund.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES--GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objective and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks

                                                                    (continued)

------
23

Approval of Management Agreement for VP Income & Growth

and a peer group of funds managed similarly to the fund. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Annually, the Directors review detailed performance information, as provided by the
Independent 15(c) Providers, comparing the fund's performance with that of similar funds not managed by the advisor. During the past year, VP Income &
Growth's performance was above its benchmark for both the one and three year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to provide additional content and services for fund shareholders. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of

                                                                    (continued)

------
24

Approval of Management Agreement for VP Income & Growth

its management of the fund specifically, the expenses incurred by the advisor in providing various services to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was below the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions

                                                                    (continued)

------
25

Approval of Management Agreement for VP Income & Growth

and concluded that this research is likely to benefit fund shareholders. The
Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are modest in comparison to the funds and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists by accelerating fee reductions as breakpoints are reached at lower fund asset levels.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and the
Independent 15(c) Providers, negotiated changes to the breakpoint schedule used to calculate the management fee. These changes were proposed by the Directors based on their review of the competitive changes in the mutual fund marketplace and their review of financial information provided by the advisor. The new schedule, effective July 29, 2005, will accelerate management fee reductions at lower asset levels than under the existing structure. Following these negotiations with the advisor, the independent directors concluded that the investment management agreement between the fund and the advisor, amended as described above, is fair and reasonable in light of the services provided and should be renewed.

------
26

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
27

Additional Information

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P 500/BARRA VALUE AND GROWTH INDICES are market value-weighted indices consisting of stocks in the S&P 500 Index. S&P 500/BARRA VALUE consists of those stocks with lower price-to-book ratios that are slower growing or undervalued, and S&P 500/BARRA GROWTH consists of those stocks with higher price-to-book ratios that are faster growing.

The S&P MIDCAP 400 INDEX, a capitalization-weighted index consisting of 400 domestic stocks, measures the performance of the mid-size company segment of the
U.S. market.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0508                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-44735             All rights reserved.

American Century
Variable Portfolios
SEMIANNUAL REPORT

[photo of man and woman]

                                 JUNE 30, 2005

VP International Fund

[american century investments logo and text logo]

VP INTERNATIONAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP International - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                                  --------------------------------
                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE      INCEPTION
                          1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
CLASS I                   11.04%   -6.73%      6.58%     5.76%       5/1/94
--------------------------------------------------------------------------------
MSCI EAFE INDEX           13.65%   -0.55%      5.22%     4.90%(1)       --
--------------------------------------------------------------------------------
MSCI EAFE GROWTH INDEX    11.38%   -4.78%      2.61%     2.52%(1)       --
--------------------------------------------------------------------------------
Class II                  10.88%     --         --       0.82%       8/15/01
--------------------------------------------------------------------------------
Class III                 11.04%     --         --       4.44%       5/2/02
--------------------------------------------------------------------------------
Class IV                  10.90%     --         --      10.36%       5/3/04
--------------------------------------------------------------------------------

(1) Since 4/30/94, the date nearest Class I's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

VP International - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended June 30
---------------------------------------------------------------------------------------------------
                  1996    1997    1998   1999    2000    2001     2002     2003     2004    2005
---------------------------------------------------------------------------------------------------
Class I          15.77%  26.67%  25.12%  1.74%  43.62%  -29.33%  -15.28%  -12.51%  21.31%  11.04%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index  13.28%  12.84%   6.10%  7.62%  17.16%  -23.60%   -9.49%   -6.46%  32.37%  13.65%
---------------------------------------------------------------------------------------------------
MSCI EAFE
Growth Index     11.74%  10.57%   5.27%  5.59%  20.42%  -33.28%   -9.44%   -8.01%  26.42%  11.38%
---------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP International - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VP INTERNATIONAL INVESTMENT TEAM: KEITH CREVELING AND
MICHAEL PERELSTEIN.

VP International declined 1.20%* during the six months ended June 30, 2005, while its benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index,
fell 1.17%.

Many of the world's equity markets were restrained during the period as they struggled to overcome concern that rising commodity prices--particularly oil's spike above $60 a barrel--posed a threat to global economic growth and corporate profits.

ENERGY BOOSTS VP INTERNATIONAL

Against that backdrop, the energy sector contributed most to VP International's return. The gains were led by the portfolio's oil and gas companies, including
France's Total and the United Kingdom's BP, both top-10 positions. Total announced during the period that first-quarter profit increased 53% to $4.16 billion, compared with the same period a year earlier. BP, Europe's largest oil company, reported first-quarter profit rose 29% to $5.49 billion from a year ago.

INDUSTRIALS ADVANCE, OUTPERFORM

The industrial sector made the second-largest contribution to our return, led by construction and engineering companies in France and Spain. The portfolio benefited most from Vinci SA, a French construction company with global reach.
Vinci reported during the period that profit increased to $633 million during the second half of 2004, a 39% increase from the same period the previous year.
The company benefited from concessions that manage parking lots, toll-road operations, and numerous construction projects in France and elsewhere. Another holding in the industry, Grupo Ferrovial SA, one of Spain's largest construction companies, made the fifth-largest contribution to the portfolio during the period. VP International's stake in the industrial sector also outperformed the
EAFE Index, making the largest contribution to the portfolio's relative performance.

SOME SECTORS DETRACT

Several sectors, however, detracted from VP International's return. The information technology sector detracted most from our absolute return, partly due to

TOP TEN HOLDINGS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                  AS OF
                                         6/30/05              12/31/04
--------------------------------------------------------------------------------
Total SA                                  2.9%                  2.8%
--------------------------------------------------------------------------------
BP plc                                    2.8%                  2.5%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                       2.7%                   --
--------------------------------------------------------------------------------
Novartis AG                               2.2%                  2.1%
--------------------------------------------------------------------------------
Nestle SA                                 1.8%                   --
--------------------------------------------------------------------------------
Vodafone Group plc                        1.7%                  1.9%
--------------------------------------------------------------------------------
AstraZeneca plc                           1.6%                   --
--------------------------------------------------------------------------------
Tesco plc                                 1.5%                  2.0%
--------------------------------------------------------------------------------
Diageo plc                                1.5%                   --
--------------------------------------------------------------------------------
Reckitt Benckiser plc                     1.5%                  1.7%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.
 Returns for periods less than one year are not annualized.          (continued)

------
4

VP International - Portfolio Commentary

weakness among our holdings in the software industry. The technology sector also lagged the EAFE Index.

The telecommunications services sector also detracted from return as the share price of Vodafone Group, the world's largest mobile-phone company, declined. The company retreated after warning in May that profitability in the year ahead might be worse than expected due to increasing competition. Vodafone detracted more from the portfolio's return during the period than any other security.
Despite that, VP International's stake in telecommunication services outperformed the EAFE Index by avoiding exposure to a number of other companies that declined.

On a relative basis, the health care sector detracted most from VP
International's performance. Our holdings in the pharmaceutical industry led the retreat, with several overweight positions among drugmakers declining.

FINANCIALS BEAT INDEX

Our complement of financial holdings, the portfolio's largest sector stake on average during the period, detracted from VP International's return, but outperformed the EAFE Index. The relative outperformance was mostly attributable to strength among insurance companies, including Axa SA, Europe's second-largest insurer. Axa benefited from increased sales of life and saving plans in Belgium,
France and Southern Europe. Commercial banks, which represented the portfolio's heaviest average industry weighting, also delivered outperformance. The
Commonwealth Bank of Australia led contributors among banks.

OUR COMMITMENT

We remain committed to looking for stock of growing foreign companies.
Management of the fund is based on the belief that, over the long-term, stock price movements follow growth in earnings, revenue and/or cash flow.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        6/30/05              12/31/04
--------------------------------------------------------------------------------
Common Stocks                            95.0%                 98.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.0%                  1.6%
--------------------------------------------------------------------------------
Other Assets
and Liabilities*                          1.0%                   --
--------------------------------------------------------------------------------

*Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        6/30/05              12/31/04
--------------------------------------------------------------------------------
United Kingdom                           24.2%                 16.7%
--------------------------------------------------------------------------------
Japan                                    15.7%                 17.4%
--------------------------------------------------------------------------------
France                                   14.3%                 14.0%
--------------------------------------------------------------------------------
Switzerland                               7.0%                  7.2%
--------------------------------------------------------------------------------
Germany                                   5.3%                  8.3%
--------------------------------------------------------------------------------
Australia                                 5.3%                  5.5%
--------------------------------------------------------------------------------
Spain                                     3.8%                  3.7%
--------------------------------------------------------------------------------
Ireland                                   3.1%                  2.2%
--------------------------------------------------------------------------------
Netherlands                               2.5%                  2.9%
--------------------------------------------------------------------------------
Italy                                     2.5%                  2.4%
--------------------------------------------------------------------------------
Greece                                    2.3%                  1.6%
--------------------------------------------------------------------------------
Other Countries                           9.0%                 16.5%
--------------------------------------------------------------------------------
Cash and equivalents(+)                   5.0%                  1.6%
--------------------------------------------------------------------------------

(+)Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(continued)

------
6

Shareholder Fee Example (Unaudited)

--------------------------------------------------------------------------------
                                                  EXPENSES PAID
                  BEGINNING          ENDING       DURING PERIOD*    ANNUALIZED
                 ACCOUNT VALUE    ACCOUNT VALUE      1/1/05 --        EXPENSE
                    1/1/05           6/30/05         6/30/05          RATIO*
--------------------------------------------------------------------------------
VP INTERNATIONAL SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Class I            $1,000            $988.00          $6.06            1.23%
--------------------------------------------------------------------------------
Class II           $1,000            $988.00          $6.80            1.38%
--------------------------------------------------------------------------------
Class III          $1,000            $986.70          $6.06            1.23%
--------------------------------------------------------------------------------
Class IV           $1,000            $986.80          $6.80            1.38%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Class I            $1,000           $1,018.70         $6.16            1.23%
--------------------------------------------------------------------------------
Class II           $1,000           $1,017.95         $6.90            1.38%
--------------------------------------------------------------------------------
Class III          $1,000           $1,018.70         $6.16            1.23%
--------------------------------------------------------------------------------
Class IV           $1,000           $1,017.95         $6.90            1.38%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

VP International - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS* -- 95.0%

AUSTRALIA -- 5.3%
--------------------------------------------------------------------------------
   1,317,150   Amcor Limited                                      $  6,708,252
--------------------------------------------------------------------------------
     734,599   BHP Billiton Limited(1)                              10,135,059
--------------------------------------------------------------------------------
     110,670   Commonwealth Bank
               of Australia                                          3,192,574
--------------------------------------------------------------------------------
   2,355,560   Macquarie Infrastructure
               Group                                                 7,448,808
--------------------------------------------------------------------------------
     195,680   National Australia
               Bank Ltd.(1)                                          4,575,432
--------------------------------------------------------------------------------
     485,110   QBE Insurance
               Group Limited(1)                                      5,911,165
--------------------------------------------------------------------------------
                                                                    37,971,290
--------------------------------------------------------------------------------

AUSTRIA -- 1.0%
--------------------------------------------------------------------------------
     146,408   Erste Bank der
               Oesterreichischen
               Sparkassen AG                                         7,330,059
--------------------------------------------------------------------------------

BELGIUM -- 1.0%
--------------------------------------------------------------------------------
      91,340   KBC Groupe                                            7,218,240
--------------------------------------------------------------------------------

CANADA -- 1.9%
--------------------------------------------------------------------------------
     211,640   Shoppers Drug Mart
               Corporation                                           7,339,018
--------------------------------------------------------------------------------
     172,700   Thomson Corp.(1)                                      5,780,152
--------------------------------------------------------------------------------
                                                                    13,119,170
--------------------------------------------------------------------------------

DENMARK -- 0.7%
--------------------------------------------------------------------------------
      94,710   Novo Nordisk AS Cl B                                  4,821,745
--------------------------------------------------------------------------------

FRANCE -- 14.3%
--------------------------------------------------------------------------------
     137,680   Accor SA                                              6,459,870
--------------------------------------------------------------------------------
     272,375   Axa SA(1)                                             6,813,415
--------------------------------------------------------------------------------
      94,980   Essilor International SA
               Cie Generale D'Optique(1)                             6,494,381
--------------------------------------------------------------------------------
     177,600   France Telecom SA(1)                                  5,192,746
--------------------------------------------------------------------------------
      55,820   Groupe Danone(1)                                      4,911,130
--------------------------------------------------------------------------------
      70,820   Lafarge SA(1)                                         6,457,975
--------------------------------------------------------------------------------
      31,480   Pernod-Ricard SA(1)                                   5,028,817
--------------------------------------------------------------------------------
      34,150   Pinault-Printemps-Redoute(1)                          3,525,307
--------------------------------------------------------------------------------
      60,930   Sanofi-Aventis(1)                                     5,006,775
--------------------------------------------------------------------------------
      66,230   Schneider Electric SA(1)                              4,997,449
--------------------------------------------------------------------------------
      94,290   Societe Generale Cl A(1)                              9,602,336
--------------------------------------------------------------------------------
      88,670   Total SA                                             20,850,120
--------------------------------------------------------------------------------
      19,150   Veolia Environnement(2)                                 720,058
--------------------------------------------------------------------------------
     100,550   Vinci SA(1)                                           8,371,970
--------------------------------------------------------------------------------
     232,840   Vivendi Universal SA                                  7,343,264
--------------------------------------------------------------------------------
                                                                   101,775,613
--------------------------------------------------------------------------------

GERMANY -- 5.3%
--------------------------------------------------------------------------------
      20,890   Adidas-Salomon AG                                     3,501,682
--------------------------------------------------------------------------------
      59,410   BASF AG                                               3,954,389
--------------------------------------------------------------------------------
      94,210   Continental AG                                        6,794,031
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

     476,380   Deutsche Telekom(1)                                $  8,820,680
--------------------------------------------------------------------------------
      62,160   E.On AG                                               5,542,654
--------------------------------------------------------------------------------
      69,921   Fresenius Medical Care AG(1)                          5,979,982
--------------------------------------------------------------------------------
      70,760   Metro AG(1)                                           3,511,840
--------------------------------------------------------------------------------
                                                                    38,105,258
--------------------------------------------------------------------------------

GREECE -- 2.3%
--------------------------------------------------------------------------------
     193,100   Greek Organization
               of Football Prognostics SA                            5,589,856
--------------------------------------------------------------------------------
     111,810   Hellenic Telecommunications
               Organization SA(2)                                    2,170,412
--------------------------------------------------------------------------------
     262,690   National Bank of Greece SA                            8,926,841
--------------------------------------------------------------------------------
                                                                    16,687,109
--------------------------------------------------------------------------------

HONG KONG -- 0.9%
--------------------------------------------------------------------------------
   1,164,500   CLP Holdings Ltd.                                     6,683,314
--------------------------------------------------------------------------------

INDIA -- 0.3%
--------------------------------------------------------------------------------
      62,770   Tata Consultancy Services Ltd.                        1,951,898
--------------------------------------------------------------------------------

IRELAND -- 3.1%
--------------------------------------------------------------------------------
     671,240   Anglo Irish Bank Corporation                          8,326,429
--------------------------------------------------------------------------------
     463,190   Bank of Ireland                                       7,466,560
--------------------------------------------------------------------------------
     144,489   Ryanair Holdings plc ADR(1)(2)                        6,478,887
--------------------------------------------------------------------------------
                                                                    22,271,876
--------------------------------------------------------------------------------

ITALY -- 2.5%
--------------------------------------------------------------------------------
     377,060   Banco Popolare di Verona
               e Novara Scrl                                         6,424,958
--------------------------------------------------------------------------------
     275,390   ENI SpA(1)                                            7,102,132
--------------------------------------------------------------------------------
     333,810   Saipem SpA                                            4,500,302
--------------------------------------------------------------------------------
                                                                    18,027,392
--------------------------------------------------------------------------------

JAPAN -- 15.7%
--------------------------------------------------------------------------------
     433,000   Ajinomoto Co. Inc.                                    4,825,438
--------------------------------------------------------------------------------
     236,600   Astellas Pharma Inc.                                  8,091,626
--------------------------------------------------------------------------------
     541,000   Bank of Yokohama Ltd. (The)                           3,129,227
--------------------------------------------------------------------------------
     245,600   Daikin Industries Ltd.(1)                             6,149,973
--------------------------------------------------------------------------------
       1,310   East Japan Railway Company                            6,737,953
--------------------------------------------------------------------------------
     156,700   Eisai Co. Ltd.(1)                                     5,274,238
--------------------------------------------------------------------------------
     204,600   Fuji Photo Film Co. Ltd.(1)                           6,591,067
--------------------------------------------------------------------------------
     109,700   Honda Motor Co., Ltd.                                 5,414,718
--------------------------------------------------------------------------------
      28,700   Hoya Corp.                                            3,314,925
--------------------------------------------------------------------------------
     124,000   Kao Corp.                                             2,926,006
--------------------------------------------------------------------------------
         840   KDDI Corp.                                            3,888,468
--------------------------------------------------------------------------------
     278,000   Komatsu Ltd.(1)                                       2,159,881
--------------------------------------------------------------------------------
     493,000   Matsushita Electric
               Industrial Co., Ltd.(1)                               7,487,087
--------------------------------------------------------------------------------
         210   Mitsubishi Tokyo
               Financial Group, Inc.                                 1,783,162
--------------------------------------------------------------------------------
     192,800   Omron Corp.                                           4,253,709
--------------------------------------------------------------------------------
      50,400   ORIX Corporation                                      7,567,731
--------------------------------------------------------------------------------
   2,169,000   Osaka Gas Co. Ltd.                                    6,830,726
--------------------------------------------------------------------------------
      74,600   Shin-Etsu Chemical Co., Ltd.                          2,834,019
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

VP International - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------
   1,404,000   Taisei Corp.                                       $  4,738,278
--------------------------------------------------------------------------------
      68,300   Takefuji Corp.                                        4,622,361
--------------------------------------------------------------------------------
     697,000   Toray Industries Inc.                                 3,308,266
--------------------------------------------------------------------------------
      76,300   Toyota Motor Corp.                                    2,733,360
--------------------------------------------------------------------------------
     122,300   Yamada Denki Co Ltd.(1)                               7,040,913
--------------------------------------------------------------------------------
                                                                   111,703,132
--------------------------------------------------------------------------------

MEXICO -- 0.6%
--------------------------------------------------------------------------------
      66,360   America Movil SA
               de CV Series L ADR                                    3,955,720
--------------------------------------------------------------------------------

MULTI-NATIONAL -- 1.0%
--------------------------------------------------------------------------------
     130,000   iShares MSCI EAFE
               Index Fund(1)                                         6,800,300
--------------------------------------------------------------------------------

NETHERLANDS -- 2.5%
--------------------------------------------------------------------------------
     219,130   Aegon N.V.                                            2,840,197
--------------------------------------------------------------------------------
     247,510   ING Groep N.V.                                        7,000,170
--------------------------------------------------------------------------------
     205,200   Royal Numico N.V.(2)                                  8,214,857
--------------------------------------------------------------------------------
                                                                    18,055,224
--------------------------------------------------------------------------------

NORWAY -- 1.6%
--------------------------------------------------------------------------------
     688,960   DnB NOR ASA                                           7,194,125
--------------------------------------------------------------------------------
     533,430   Telenor ASA                                           4,264,273
--------------------------------------------------------------------------------
                                                                    11,458,398
--------------------------------------------------------------------------------

SPAIN -- 3.8%
--------------------------------------------------------------------------------
     645,050   Banco Popular Espanol SA                              7,798,589
--------------------------------------------------------------------------------
     334,957   Cintra Concesiones
               de Infraestructuras
               de Transporte SA                                      3,936,094
--------------------------------------------------------------------------------
     118,579   Grupo Ferrovial SA                                    7,648,780
--------------------------------------------------------------------------------
     465,620   Telefonica SA(1)                                      7,629,700
--------------------------------------------------------------------------------
                                                                    27,013,163
--------------------------------------------------------------------------------

SWITZERLAND -- 7.0%
--------------------------------------------------------------------------------
     149,280   Compagnie Financiere
               Richemont AG A Shares                                 5,020,458
--------------------------------------------------------------------------------
      49,550   Nestle SA                                            12,681,830
--------------------------------------------------------------------------------
     330,790   Novartis AG(1)                                       15,758,050
--------------------------------------------------------------------------------
      68,976   Roche Holding AG                                      8,729,981
--------------------------------------------------------------------------------
     102,186   UBS AG                                                7,973,625
--------------------------------------------------------------------------------
                                                                    50,163,944
--------------------------------------------------------------------------------

UNITED KINGDOM -- 24.2%
--------------------------------------------------------------------------------
     270,150   AstraZeneca plc                                      11,178,702
--------------------------------------------------------------------------------
     642,920   BAA plc                                               7,137,319
--------------------------------------------------------------------------------
     632,740   BG Group plc                                          5,200,252
--------------------------------------------------------------------------------
   1,934,970   BP plc                                               20,129,678
--------------------------------------------------------------------------------
      73,030   British American Tobacco plc                          1,407,019
--------------------------------------------------------------------------------
     735,740   Diageo plc                                           10,842,031
--------------------------------------------------------------------------------
     793,050   GlaxoSmithKline plc                                  19,184,142
--------------------------------------------------------------------------------

Shares/Principal Amount                                               Value
--------------------------------------------------------------------------------
      48,150   HSBC Holdings plc                                  $    767,313
--------------------------------------------------------------------------------
   2,345,650   Legal & General Group plc                             4,830,004
--------------------------------------------------------------------------------
     172,250   Man Group plc                                         4,462,870
--------------------------------------------------------------------------------
     725,290   National Grid Transco plc                             7,025,793
--------------------------------------------------------------------------------
     232,150   Next plc                                              6,272,553
--------------------------------------------------------------------------------
     365,182   Reckitt Benckiser plc                                10,756,271
--------------------------------------------------------------------------------
     936,000   Reed Elsevier plc                                     8,957,978
--------------------------------------------------------------------------------
     341,129   Royal Bank of Scotland
               Group plc                                            10,298,232
--------------------------------------------------------------------------------
     732,000   Smith & Nephew plc                                    7,221,861
--------------------------------------------------------------------------------
   1,908,590   Tesco plc                                            10,893,045
--------------------------------------------------------------------------------
     959,360   Unilever plc                                          9,250,256
--------------------------------------------------------------------------------
   4,839,640   Vodafone Group plc                                   11,785,239
--------------------------------------------------------------------------------
     222,660   Wolseley plc                                          4,680,549
--------------------------------------------------------------------------------
                                                                   172,281,107
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $587,125,659)                                                677,393,952
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.0%

 $28,400,000   FHLMC Discount Notes,
               2.60%, 7/1/05(3)
(Cost $28,400,000)                                                  28,400,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) -- 15.9%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 3.35%,
dated 6/30/05, due 7/1/05
(Delivery value $3,554,344)                                          3,554,013
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 3.44%,
dated 6/30/05, due 7/1/05
(Delivery value $110,010,511)                                      110,000,000
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $113,554,013)                                                113,554,013
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 114.9%
(Cost $729,079,672)                                                819,347,965
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (14.9)%                                       (106,147,735)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                       $ 713,200,230
================================================================================

See Notes to Financial Statements.                                   (continued)

------
9

VP International - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

MARKET SECTOR DIVERSIFICATION

                                                         (AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Financials                                                                20.8%
--------------------------------------------------------------------------------
Health Care                                                               13.7%
--------------------------------------------------------------------------------
Consumer Staples                                                          13.0%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    12.4%
--------------------------------------------------------------------------------
Industrials                                                                9.9%
--------------------------------------------------------------------------------
Energy                                                                     8.1%
--------------------------------------------------------------------------------
Telecommunication Services                                                 6.7%
--------------------------------------------------------------------------------
Materials                                                                  4.7%
--------------------------------------------------------------------------------
Utilities                                                                  3.7%
--------------------------------------------------------------------------------
Information Technology                                                     1.1%
--------------------------------------------------------------------------------
Diversified                                                                0.9%
--------------------------------------------------------------------------------
Cash and Equivalents(+)                                                    5.0%
--------------------------------------------------------------------------------

(+)Includes temporary cash investments, collateral for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

EAFE = Europe, Australasia, and Far East

FHLMC = Federal Home Loan Mortgage Corporation

MSCI = Morgan Stanley Capital International

*The securities are listed under their country of incorporation, which may differ from the country where they have their greatest economic exposure.

(1) Security, or a portion thereof, was on loan as of June 30, 2005.

(2) Non-income producing.

(3) The rate indicated is yield to maturity at purchase.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $615,525,659) -
including $108,747,654
of securities on loan                                             $705,793,952
---------------------------------------------------------------
Investments made with cash collateral
received for securities on loan,
at value (cost of $113,554,013)                                    113,554,013
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $729,079,672)                                    819,347,965
---------------------------------------------------------------
Cash                                                                 7,922,037
---------------------------------------------------------------
Foreign currency holdings,
at value (cost of $682,518)                                            683,756
---------------------------------------------------------------
Receivable for investments sold                                      7,325,701
---------------------------------------------------------------
Dividends and interest receivable                                    2,328,656
--------------------------------------------------------------------------------
                                                                   837,608,115
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                                             113,554,013
---------------------------------------------------------------
Payable for investments purchased                                   10,131,103
---------------------------------------------------------------
Accrued management fees                                                701,525
---------------------------------------------------------------
Distribution fees payable                                               21,244
--------------------------------------------------------------------------------
                                                                   124,407,885
--------------------------------------------------------------------------------

NET ASSETS                                                        $713,200,230
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $798,292,065
---------------------------------------------------------------
Undistributed net investment income                                  2,619,401
---------------------------------------------------------------
Accumulated net realized loss
on investment and foreign
currency transactions                                             (177,968,724)
---------------------------------------------------------------
Net unrealized appreciation
on investments and translation
of assets and liabilities
in foreign currencies                                               90,257,488
--------------------------------------------------------------------------------
                                                                  $713,200,230
================================================================================

CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                        $511,550,756
---------------------------------------------------------------
Shares outstanding                                                  71,210,668
---------------------------------------------------------------
Net asset value per share                                                $7.18
--------------------------------------------------------------------------------

CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $96,384,352
---------------------------------------------------------------
Shares outstanding                                                  13,431,134
---------------------------------------------------------------
Net asset value per share                                                $7.18
--------------------------------------------------------------------------------

CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $96,265,878
---------------------------------------------------------------
Shares outstanding                                                  13,400,085
---------------------------------------------------------------
Net asset value per share                                                $7.18
--------------------------------------------------------------------------------

CLASS IV, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $8,999,244
---------------------------------------------------------------
Shares outstanding                                                   1,253,360
---------------------------------------------------------------
Net asset value per share                                                $7.18
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Dividends (net of foreign taxes
withheld of $1,116,594)                                           $ 10,480,227
---------------------------------------------------------------
Securities lending income                                              364,101
---------------------------------------------------------------
Interest                                                               306,964
--------------------------------------------------------------------------------
                                                                    11,151,292
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                      4,275,988
---------------------------------------------------------------
Distribution fees:
---------------------------------------------------------------
  Class II                                                             109,153
---------------------------------------------------------------
  Class IV                                                               9,454
---------------------------------------------------------------
Directors' fees and expenses                                             5,700
---------------------------------------------------------------
Other expenses                                                           2,508
--------------------------------------------------------------------------------
                                                                     4,402,803
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                6,748,489
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
---------------------------------------------------------------
Investment transactions                                             43,545,967
---------------------------------------------------------------
Foreign currency transactions                                       10,819,651
--------------------------------------------------------------------------------
                                                                    54,365,618
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
---------------------------------------------------------------
Investments                                                         (7,052,568)
---------------------------------------------------------------
Translation of assets and
liabilities in foreign currencies                                  (63,185,520)
--------------------------------------------------------------------------------
                                                                   (70,238,088)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                   (15,872,470)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (9,123,981)
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                             $  6,748,489    $  3,778,308
-----------------------------------------------
Net realized gain                                   54,365,618      56,028,511
-----------------------------------------------
Change in net unrealized appreciation              (70,238,088)     34,511,128
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           (9,123,981)     94,317,947
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------
  Class I                                           (6,233,902)     (2,808,477)
-----------------------------------------------
  Class II                                            (885,426)       (206,183)
-----------------------------------------------
  Class III                                         (1,114,017)       (507,997)
-----------------------------------------------
  Class IV                                             (73,373)             --
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (8,306,718)     (3,522,657)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                                   8,225,318      (8,892,676)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               (9,205,381)     81,902,614

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                722,405,611     640,502,997
--------------------------------------------------------------------------------
End of period                                     $713,200,230    $722,405,611
================================================================================

Undistributed net investment income                 $2,619,401      $4,177,630
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek capital growth. The fund pursues its investment objective by investing primarily in stocks of growing foreign companies that management believes will increase in value over time. The fund will invest primarily in securities of issuers located in developed markets. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, Class III and Class IV shares. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of Class IV shares commenced on May 3, 2004.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized

(continued)

------
14

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2004, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $109,692,685, $120,156,269, and
$581,896, expiring in 2009, 2010, and 2011, respectively, which may be used to offset future taxable gains.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
15

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACGIM (the investment advisor), under which ACGIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by
ACGIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

                                              CLASS I & III     CLASS II & IV
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million                                1.50%             1.40%
--------------------------------------------------------------------------------
Next $250 million                                 1.20%             1.10%
--------------------------------------------------------------------------------
Over $500 million                                 1.10%             1.00%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the fund for the six months ended June 30, 2005 was 1.23%, 1.13%, 1.23%, and 1.13% for Class I, Class
II, Class III and Class IV, respectively.

ACGIM has entered into a Subadvisory Agreement with ACIM (the investment subadvisor) on behalf of the fund. The subadvisor makes investment decisions for the cash portion of the fund in accordance with the fund's investments objectives, policies and restrictions under the supervision of ACGIM and the
Board of Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of the fund.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan for Class II and a separate Master Distribution Plan for Class IV
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that Class II and Class IV will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's subadvisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation).

The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

(continued)

------
16

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2005, were $366,396,826 and $384,100,661, respectively.

As of June 30, 2005, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                 $730,800,297
================================================================================
Gross tax appreciation of investments                           $ 98,709,014
-------------------------------------------------------------
Gross tax depreciation of investments                            (10,161,346)
--------------------------------------------------------------------------------
Net tax appreciation of investments                             $ 88,547,668
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
                                                 SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                             300,000,000
================================================================================
Sold                                            6,101,281      $ 44,179,358
--------------------------------------------
Issued in reinvestment of distributions           832,297         6,233,902
--------------------------------------------
Redeemed                                       (8,870,036)      (63,744,581)
--------------------------------------------------------------------------------
Net decrease                                   (1,936,458)     $(13,331,321)
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                             300,000,000
================================================================================
Sold                                           12,710,007     $  83,853,061
--------------------------------------------
Issued in reinvestment of distributions           419,176         2,808,477
--------------------------------------------
Redeemed                                      (19,755,697)     (130,404,844)
--------------------------------------------------------------------------------
Net decrease                                   (6,626,514)    $ (43,743,306)
================================================================================

CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                              50,000,000
================================================================================
Sold                                            2,393,992       $17,208,471
--------------------------------------------
Issued in reinvestment of distributions           118,214           885,426
--------------------------------------------
Redeemed                                         (218,882)       (1,567,604)
--------------------------------------------------------------------------------
Net increase                                    2,293,324       $16,526,293
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                              50,000,000
================================================================================
Sold                                            6,289,131      $ 41,603,464
--------------------------------------------
Issued in reinvestment of distributions            30,820           206,183
--------------------------------------------
Redeemed                                       (2,125,494)      (14,115,645)
--------------------------------------------------------------------------------
Net increase                                    4,194,457      $ 27,694,002
================================================================================

(continued)

------
17

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                 SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS III
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                              50,000,000
================================================================================
Sold                                            1,215,322       $ 8,705,453
--------------------------------------------
Issued in reinvestment of distributions           148,734         1,114,017
--------------------------------------------
Redeemed                                       (1,064,774)       (7,659,604)(1)
--------------------------------------------------------------------------------
Net increase                                      299,282       $ 2,159,866
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                              50,000,000
================================================================================
Sold                                            2,815,957      $ 18,801,606
--------------------------------------------
Issued in reinvestment of distributions            75,820           507,997
--------------------------------------------
Redeemed                                       (2,722,794)      (17,762,000)(2)
--------------------------------------------------------------------------------
Net increase                                      168,983      $  1,547,603
================================================================================

CLASS IV
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                              50,000,000
================================================================================
Sold                                              458,005        $3,305,483
--------------------------------------------
Issued in reinvestment of distributions             9,796            73,373
--------------------------------------------
Redeemed                                          (71,034)         (508,376)(3)
--------------------------------------------------------------------------------
Net increase                                      396,767        $2,870,480
================================================================================
PERIOD ENDED DECEMBER 31, 2004(4)
SHARES AUTHORIZED                              50,000,000
================================================================================
Sold                                              883,482        $5,790,617
--------------------------------------------
Redeemed                                          (26,889)         (181,592)(5)
--------------------------------------------------------------------------------
Net increase                                      856,593        $5,609,025
================================================================================

(1) Net of redemption fees of $8,378.

(2) Net of redemption fees of $67,941.

(3) Net of redemption fees of $399.

(4) May 3, 2004 (commencement of sale) through December 31, 2004.

(5) Net of redemption fees of $176.

(continued)

------
18

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

5. SECURITIES LENDING

As of June 30, 2005, securities in the fund valued at $108,747,654, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$113,554,013. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

------
19

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
----------------------------------------------------------------------------------------------
                                                       CLASS I
----------------------------------------------------------------------------------------------
                            2005(1)     2004       2003       2002       2001       2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.35       $6.43      $5.21      $6.59      $10.23      $12.50
----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)              0.07(2)     0.04(2)    0.04(2)    0.05(2)     0.02(2)    (0.02)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)    (0.15)       0.92       1.22      (1.38)      (2.82)      (2.02)
----------------------------------------------------------------------------------------------
  Total From
  Investment Operations     (0.08)       0.96       1.26      (1.33)      (2.80)      (2.04)
----------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income         (0.09)      (0.04)     (0.04)     (0.05)      (0.01)      (0.01)
--------------------------
  From Net Realized Gains     --          --         --        --         (0.83)      (0.22)
----------------------------------------------------------------------------------------------
  Total Distributions       (0.09)      (0.04)     (0.04)     (0.05)      (0.84)      (0.23)
----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.18       $7.35      $6.43      $5.21       $6.59      $10.23
==============================================================================================
  TOTAL RETURN(3)           (1.20)%     14.92%     24.51%    (20.37)%    (29.17)%    (16.83)%

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                 1.23%(4)      1.27%      1.34%      1.31%      1.26%       1.23%
--------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets      1.93%(4)      0.59%      0.67%      0.77%      0.33%     (0.14)%
--------------------------
Portfolio Turnover Rate         54%       120%       185%       247%       210%        128%
--------------------------
Net Assets, End of Period
(in thousands)             $511,551   $537,982   $512,814   $449,026   $688,639    $924,789
----------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net assets values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
20

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                              CLASS II
--------------------------------------------------------------------------------
                          2005(1)    2004       2003       2002        2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $7.34      $6.42      $5.20      $6.59       $7.15
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(3)         0.07       0.02       0.01       0.03       (0.02)
-----------------------
  Net Realized and
  Unrealized
  Gain (Loss)             (0.16)      0.93       1.24      (1.38)      (0.54)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations              (0.09)      0.95       1.25      (1.35)      (0.56)
--------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income       (0.07)     (0.03)     (0.03)     (0.04)        --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $7.18      $7.34      $6.42      $5.20       $6.59
================================================================================
  TOTAL RETURN(4)         (1.20)%    14.77%     24.36%    (20.57)%     (7.83)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets              1.38%(5)      1.42%      1.49%      1.47%      1.44%(5)
-----------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets              1.78%(5)      0.44%      0.52%      0.61%    (0.82)%(5)
-----------------------
Portfolio
Turnover Rate                54%       120%       185%       247%       210%(6)
-----------------------
Net Assets,
End of Period
(in thousands)           $96,384    $81,773    $44,556    $16,711        $3,868
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) August 15, 2001 (commencement of sale) through December 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
21

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                   CLASS III
--------------------------------------------------------------------------------
                                    2005(1)     2004       2003      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $7.36      $6.43      $5.21       $6.42
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(3)           0.07       0.04       0.04        0.01
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (0.16)      0.93       1.22       (1.22)
--------------------------------------------------------------------------------
  Total From
  Investment Operations             (0.09)      0.97       1.26       (1.21)
--------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income        (0.09)     (0.04)     (0.04)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period      $7.18      $7.36      $6.43       $5.21
================================================================================
  TOTAL RETURN(4)                   (1.33)%    15.08%     24.51%     (18.85)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.23%(5)      1.27%      1.34%    1.33%(5)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets              1.93%(5)      0.59%      0.67%    0.22%(5)
---------------------------------
Portfolio Turnover Rate                 54%       120%       185%     247%(6)
---------------------------------
Net Assets, End of Period
(in thousands)                      $96,266    $96,358    $83,133     $52,498
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) May 2, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
22

VP International - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                               CLASS IV
--------------------------------------------------------------------------------
                                                        2005(1)        2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $7.35           $6.47
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Income (Loss)(3)                        0.07            --(4)
---------------------------------------------------
  Net Realized and Unrealized Gain (Loss)               (0.16)           0.88
--------------------------------------------------------------------------------
  Total From Investment Operations                      (0.09)           0.88
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------
  From Net Investment Income                            (0.08)            --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $7.18           $7.35
================================================================================
  TOTAL RETURN(5)                                       (1.32)%         13.60%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                  1.38%(6)       1.42%(6)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                  1.78%(6)     (0.01)%(6)
---------------------------------------------------
Portfolio Turnover Rate                                     54%        120%(7)
---------------------------------------------------
Net Assets, End of Period (in thousands)                 $8,999         $6,294
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) May 3, 2004 (commencement of sale) through December 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------
23

Approval of Management Agreement for VP International

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process -- referred to as the "15(c) Process" -- involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "Independent
15(c) Providers") concerning VP International Fund (the "fund") and the services provided to the fund under the management agreement. The information included, but was not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning similar funds;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in private session to review and discuss the information provided and evaluate the advisor's performance as manager of the fund.

(continued)

------
24

Approval of Management Agreement for VP International

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

*  fund construction and design

*  portfolio security selection

*  initial capitalization/funding

*  securities trading

*  custody of fund assets

*  daily valuation of the fund's portfolio

*  shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

*  legal services

*  regulatory and portfolio compliance

*  financial reporting

*  marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objective and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the fund. If performance concerns are identified, the
Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance.

(continued)

------
25

Approval of Management Agreement for VP International

Annually, the Directors review detailed performance information, as provided by the Independent 15(c) Providers, comparing the fund's performance with that of similar funds not managed by the advisor. The fund's performance fell below the median of its peer group for both one and three year periods during the past year. The board discussed the fund's performance with the advisor and recognized the efforts being undertaken by the advisor. The board will continue to monitor those efforts and the performance of the fund.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to provide additional content and services for fund shareholders. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various services to the fund,

(continued)

------
26

Approval of Management Agreement for VP International

and the breakpoint fees of competitive funds not managed by the advisor. The
Directors believe the advisor is appropriately sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was below the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to

(continued)

------
27

Approval of Management Agreement for VP International

clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are modest in comparison to the funds and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists by accelerating fee reductions as breakpoints are reached at lower fund asset levels.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and the
Independent 15(c) Providers, concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
28

Share Class Information

Four classes of shares are authorized for sale by the fund: Class I, Class II,
Class III, and Class IV.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

CLASS IV shares are sold through insurance company separate accounts. Class IV shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class IV shares are purchased. Class IV shares also have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase. The total expense ratio of Class IV shares is higher than the total expense ratio of the Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
29

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE(reg.tm) (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on
American Century's Web site at americancentury.com and on the Securities and
Exchange Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
30

Notes

------
31

Notes

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0508
SH-SAN-44737

American Century
Variable Portfolios

SEMIANNUAL REPORT

[photo of man and woman]

JUNE 30, 2005

VP Large Company Value Fund

[american century investments logo and text logo]

[blank page]

VP LARGE COMPANY VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information. . . . . . . . . . . . . . . . . . . . . . . . . . 18
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . 19

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Large Company Value - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                             SINCE               INCEPTION
                                          INCEPTION(1)             DATE
-------------------------------------------------------------------------------
CLASS II                                     8.13%               10/29/04
-------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX(2)                 10.49%                  --
-------------------------------------------------------------------------------
S&P 500 INDEX(2)                             6.72%                  --
-------------------------------------------------------------------------------
Class I                                      2.02%                12/1/04
-------------------------------------------------------------------------------

(1)  Returns for less than one year are not annualized.

(2)  (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
     Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. -- A Reuters Company and may be incomplete.
     No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

VP Large Company Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VP LARGE COMPANY VALUE INVESTMENT TEAM: BRENDAN HEALY,
CHUCK RITTER, AND MARK MALLON.

For the six months ended June 30, 2005, VP Large Company Value returned -0.26%*, trailing the 1.76% return of its benchmark, the Russell 1000 Value Index, but better than the broad market, as measured by the -0.81% decline of the S&P 500
Index.

A MUTED FINISH FOR STOCKS

Investors endured a choppy first half of 2005. Growing concern about the effects of climbing interest rates and soaring oil prices on the economy and corporate profit growth generated volatility that characterized much of the period. Amid the uncertainty, the three major stock market indices -- the Dow Jones
Industrial Average, the S&P 500 Index and the Nasdaq Composite Index --
alternately advanced only to surrender gains and fall back into troughs.

And while sentiment briefly improved in May, sparking a technology-led rally, resurgent oil prices, which spiked above $60 a barrel in June, contributed to a subsequent decline, and stocks registered a tepid finish for the period. Even in that difficult environment, VP Large Company Value still received contributions from several of its sector positions and outperformed the broad market.

ENERGY, UTILITIES LEND STRENGTH

VP Large Company Value's presence in the energy sector made the greatest contribution to absolute performance during the period, as record-high oil prices underpinned gains for companies across the sector. We devoted our entire stake to major, integrated oil and gas companies, and every holding advanced, including Exxon Mobil, ConocoPhillips and Royal Dutch Petroleum, the portfolio's top-three contributors.

However, many companies in this sector did not merit inclusion in the portfolio based on our value criteria, including energy equipment and services firms, which rallied strongly. Consequently, both the lack of broad-based exposure and a smaller sector weight contributed to our underperformance versus our benchmark.

TOP TEN HOLDINGS
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         6/30/05              12/31/04
--------------------------------------------------------------------------------
Citigroup Inc.                            4.5%                  4.5%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         4.2%                  4.1%
--------------------------------------------------------------------------------
Standard & Poor's 500
Depositary Receipt                        3.9%                  2.0%
--------------------------------------------------------------------------------
Freddie Mac                               3.4%                  3.7%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.3%                  3.3%
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                       2.8%                  2.6%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                   2.2%                  1.8%
--------------------------------------------------------------------------------
Wells Fargo & Co.                         2.1%                  2.1%
--------------------------------------------------------------------------------
Chevron Corp.                             1.9%                  1.7%
--------------------------------------------------------------------------------
ConocoPhillips                            1.8%                  1.5%
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary
  are for Class I shares. Returns for periods
  less than one year are not annualized.                             (continued)

------
3

VP Large Company Value - Portfolio Commentary

Our interest in the utility sector also helped absolute returns, but slowed relative performance. We remained selective and held only a few names -- all contributed, including Exelon, the Chicago-based utility-service company with extensive electric generation facilities. However, because many utility stocks are richly valued by our standards, we remained underweight.

HEALTH CARE AUGMENTS RESULTS

Health care companies made significant strides and provided considerable lift.
Health care providers and services companies emerged as clear market leaders, and two holdings, hospital giant HCA Inc. and health insurer CIGNA Corp. ranked among the portfolio's top stocks. Major pharmaceutical companies also bolstered returns, including Johnson & Johnson, a standout performer that was not represented in the benchmark.

THE TOP DETRACTORS

VP Large Company Value's investments in the financials sector accounted for a sizeable portion of our performance shortfall on both absolute and relative bases. Our stake in thrifts and mortgage firms hurt the most and produced the period's top-detracting stock, Freddie Mac, which struggled following calls for increased regulation of government-sponsored housing firms.

Lack of exposure to the real estate industry -- in particular, real estate investment trusts, or REITs -- also was a liability at a time when many of these firms advanced but generally did not meet our valuation criteria.

Elsewhere in the portfolio, we suffered some individual setbacks. Lear
Corporation, a leading automotive interior systems supplier, stumbled. On March
1, the company lowered its earnings forecast, and then, on April 22, reported a steep drop in first-quarter profit, citing diminished production for light trucks and SUVs and higher raw-materials costs, news that sent the stock sharply lower each time.

OUR COMMITMENT

We remain committed to following our strategy of searching for larger, fundamentally sound businesses that, because of transitory issues, are selling at prices we believe are below fair market value.

TOP FIVE INDUSTRIES
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        6/30/05              12/31/04
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                         10.7%                  9.9%
--------------------------------------------------------------------------------
Commerical Banks                          9.8%                 10.6%
--------------------------------------------------------------------------------
Diversified
Financial Services                        6.6%                  6.2%
--------------------------------------------------------------------------------
Insurance                                 6.0%                  6.1%
--------------------------------------------------------------------------------
Thrifts &
Mortgage Finance                          5.3%                  5.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        6/30/05              12/31/04
--------------------------------------------------------------------------------
Common Stocks                            96.4%                 95.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           3.6%                  4.8%
--------------------------------------------------------------------------------

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    (continued)

------
5

Shareholder Fee Example (Unaudited)
--------------------------------------------------------------------------------
                                                   EXPENSES PAID
                   BEGINNING          ENDING      DURING PERIOD*     ANNUALIZED
                  ACCOUNT VALUE    ACCOUNT VALUE     1/1/05 -          EXPENSE
                     1/1/05           6/30/05         6/30/05          RATIO*
--------------------------------------------------------------------------------
VP LARGE COMPANY VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Class I              $1,000         $997.40           $4.61            0.93%
--------------------------------------------------------------------------------
Class II             $1,000         $996.40           $5.35            1.08%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Class I              $1,000       $1,020.18           $4.66            0.93%
--------------------------------------------------------------------------------
Class II             $1,000       $1,019.44           $5.41            1.08%
--------------------------------------------------------------------------------

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
  181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
6

VP Large Company Value -  Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.4%

AEROSPACE & DEFENSE -- 0.6%
--------------------------------------------------------------------------------
          230   Northrop Grumman Corp.                               $   12,708
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.4%
--------------------------------------------------------------------------------
          250   Lear Corporation                                          9,095
--------------------------------------------------------------------------------

AUTOMOBILES -- 1.3%
--------------------------------------------------------------------------------
          320   General Motors Corp.                                     10,880
--------------------------------------------------------------------------------
          210   Toyota Motor Corp. ADR                                   15,013
--------------------------------------------------------------------------------
                                                                         25,893
--------------------------------------------------------------------------------

BEVERAGES -- 2.2%
--------------------------------------------------------------------------------
          420   Coca-Cola Company (The)                                  17,535
--------------------------------------------------------------------------------
          190   Molson Coors Brewing Co.                                 11,780
--------------------------------------------------------------------------------
          550   Pepsi Bottling Group Inc.                                15,736
--------------------------------------------------------------------------------
                                                                         45,051
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.6%
--------------------------------------------------------------------------------
          560   Bank of New York Co., Inc. (The)                         16,117
--------------------------------------------------------------------------------
          520   Merrill Lynch & Co., Inc.                                28,605
--------------------------------------------------------------------------------
          560   Morgan Stanley                                           29,383
--------------------------------------------------------------------------------
                                                                         74,105
--------------------------------------------------------------------------------

CHEMICALS -- 1.1%
--------------------------------------------------------------------------------
          360   PPG Industries, Inc.                                     22,594
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 9.8%
--------------------------------------------------------------------------------
        1,490   Bank of America Corp.                                    67,958
--------------------------------------------------------------------------------
          280   National City Corp.                                       9,554
--------------------------------------------------------------------------------
          370   PNC Financial Services Group                             20,150
--------------------------------------------------------------------------------
          960   U.S. Bancorp                                             28,032
--------------------------------------------------------------------------------
          640   Wachovia Corp.                                           31,744
--------------------------------------------------------------------------------
          720   Wells Fargo & Co.                                        44,338
--------------------------------------------------------------------------------
                                                                        201,776
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 1.3%
--------------------------------------------------------------------------------
          400   R.R. Donnelley & Sons Company                            13,804
--------------------------------------------------------------------------------
          470   Waste Management, Inc.                                   13,320
--------------------------------------------------------------------------------
                                                                         27,124
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.2%
--------------------------------------------------------------------------------
          540   Avaya Inc.(1)                                             4,493
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 3.0%
--------------------------------------------------------------------------------
        1,530   Hewlett-Packard Co.                                      35,970
--------------------------------------------------------------------------------
          340   International Business
                Machines Corp.                                           25,228
--------------------------------------------------------------------------------
                                                                         61,198
--------------------------------------------------------------------------------

DIVERSIFIED -- 3.9%
--------------------------------------------------------------------------------

          680   Standard and Poor's 500
                Depositary Receipt                                       81,002
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 6.6%
--------------------------------------------------------------------------------
        1,990   Citigroup Inc.                                           91,997
--------------------------------------------------------------------------------
        1,280   J.P. Morgan Chase & Co.                                  45,210
--------------------------------------------------------------------------------
                                                                        137,207
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 4.9%
--------------------------------------------------------------------------------
          240   ALLTEL Corp.                                         $   14,947
--------------------------------------------------------------------------------
          210   AT&T Corp.                                                3,998
--------------------------------------------------------------------------------
          850   BellSouth Corp.                                          22,585
--------------------------------------------------------------------------------
        1,110   SBC Communications Inc.                                  26,362
--------------------------------------------------------------------------------
          680   Sprint Corp.                                             17,061
--------------------------------------------------------------------------------
          470   Verizon Communications                                   16,239
--------------------------------------------------------------------------------
                                                                        101,192
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.8%
--------------------------------------------------------------------------------
          630   Exelon Corporation                                       32,338
--------------------------------------------------------------------------------
          430   PPL Corporation                                          25,533
--------------------------------------------------------------------------------
                                                                         57,871
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 2.2%
--------------------------------------------------------------------------------
          500   CVS Corp.                                                14,535
--------------------------------------------------------------------------------
        1,040   Kroger Co. (The)(1)                                      19,791
--------------------------------------------------------------------------------
          230   Wal-Mart Stores, Inc.                                    11,086
--------------------------------------------------------------------------------
                                                                         45,412
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.2%
--------------------------------------------------------------------------------
          440   H.J. Heinz Company                                       15,585
--------------------------------------------------------------------------------
          580   Sara Lee Corp.                                           11,490
--------------------------------------------------------------------------------
          280   Unilever N.V. New York Shares                            18,152
--------------------------------------------------------------------------------
                                                                         45,227
--------------------------------------------------------------------------------

GAS UTILITIES -- 0.7%
--------------------------------------------------------------------------------
          590   NiSource Inc.                                            14,591
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
          400   Baxter International, Inc.                               14,840
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 0.4%
--------------------------------------------------------------------------------
          140   HCA Inc.                                                  7,934
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 1.3%
--------------------------------------------------------------------------------
          950   McDonald's Corporation                                   26,363
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 1.3%
--------------------------------------------------------------------------------
          610   Newell Rubbermaid Inc.                                   14,542
--------------------------------------------------------------------------------
          180   Whirlpool Corp.                                          12,620
--------------------------------------------------------------------------------
                                                                         27,162
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.2%
--------------------------------------------------------------------------------
          680   General Electric Co.                                     23,562
--------------------------------------------------------------------------------
          740   Tyco International Ltd.                                  21,608
--------------------------------------------------------------------------------
                                                                         45,170
--------------------------------------------------------------------------------

INSURANCE -- 6.0%
--------------------------------------------------------------------------------
          500   Allstate Corp.                                           29,875
--------------------------------------------------------------------------------
          440   American International Group, Inc.                       25,564
--------------------------------------------------------------------------------
          330   Hartford Financial Services
                 Group Inc. (The)                                        24,677
--------------------------------------------------------------------------------
          260   Loews Corp.                                              20,150
--------------------------------------------------------------------------------
          320   Marsh & McLennan Companies, Inc.                          8,864
--------------------------------------------------------------------------------
          280   Torchmark Corp.                                          14,616
--------------------------------------------------------------------------------
                                                                        123,746
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

VP Large Company Value - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

IT SERVICES -- 1.4%
--------------------------------------------------------------------------------
          370   Computer Sciences Corp.(1)                           $   16,169
--------------------------------------------------------------------------------
          320   Fiserv, Inc.(1)                                          13,744
--------------------------------------------------------------------------------
                                                                         29,913
--------------------------------------------------------------------------------

MACHINERY -- 2.8%
--------------------------------------------------------------------------------
          200   Deere & Co.                                              13,098
--------------------------------------------------------------------------------
          380   Dover Corp.                                              13,824
--------------------------------------------------------------------------------
          230   Ingersoll-Rand Company                                   16,411
--------------------------------------------------------------------------------
          230   Parker-Hannifin Corp.                                    14,262
--------------------------------------------------------------------------------
                                                                         57,595
--------------------------------------------------------------------------------

MEDIA -- 2.7%
--------------------------------------------------------------------------------
          330   Gannett Co., Inc.                                        23,473
--------------------------------------------------------------------------------
        1,940   Time Warner Inc.(1)                                      32,417
--------------------------------------------------------------------------------
                                                                         55,890
--------------------------------------------------------------------------------

METALS & MINING -- 1.0%
--------------------------------------------------------------------------------
          570   Alcoa Inc.                                               14,894
--------------------------------------------------------------------------------
          110   Nucor Corp.                                               5,018
--------------------------------------------------------------------------------
                                                                         19,912
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.6%
--------------------------------------------------------------------------------
          590   Dollar General Corp.                                     12,012
--------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.7%
--------------------------------------------------------------------------------
        1,030   Xerox Corp.(1)                                           14,204
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 10.7%
--------------------------------------------------------------------------------
          690   Chevron Corp.                                            38,585
--------------------------------------------------------------------------------
          660   ConocoPhillips                                           37,943
--------------------------------------------------------------------------------
        1,520   Exxon Mobil Corp.                                        87,355
--------------------------------------------------------------------------------
          880   Royal Dutch Petroleum Co.
                New York Shares                                          57,112
--------------------------------------------------------------------------------
                                                                        220,995
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
          430   Weyerhaeuser Co.                                         27,370
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.2%
--------------------------------------------------------------------------------
          510   Abbott Laboratories                                      24,995
--------------------------------------------------------------------------------
          510   Bristol-Myers Squibb Co.                                 12,740
--------------------------------------------------------------------------------
          360   Johnson & Johnson                                        23,400
--------------------------------------------------------------------------------
          310   Merck & Co., Inc.                                         9,548
--------------------------------------------------------------------------------
          370   Wyeth                                                    16,465
--------------------------------------------------------------------------------
                                                                         87,148
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.5%
--------------------------------------------------------------------------------
          340   Norfolk Southern Corp.                               $   10,526
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
          620   Intel Corp.                                              16,157
--------------------------------------------------------------------------------

SOFTWARE -- 1.6%
--------------------------------------------------------------------------------
        1,330   Microsoft Corporation                                    33,037
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.0%
--------------------------------------------------------------------------------
          140   Advance Auto Parts, Inc.(1)                               9,037
--------------------------------------------------------------------------------
          600   Gap, Inc. (The)                                          11,850
--------------------------------------------------------------------------------
                                                                         20,887
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
--------------------------------------------------------------------------------
          320   Liz Claiborne, Inc.                                      12,723
--------------------------------------------------------------------------------
          260   Reebok International Ltd.                                10,876
--------------------------------------------------------------------------------
          240   VF Corp.                                                 13,733
--------------------------------------------------------------------------------
                                                                         37,332
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 5.3%
--------------------------------------------------------------------------------
        1,070   Freddie Mac                                              69,797
--------------------------------------------------------------------------------
          170   MGIC Investment Corp.                                    11,087
--------------------------------------------------------------------------------
          680   Washington Mutual, Inc.                                  27,669
--------------------------------------------------------------------------------
                                                                        108,553
--------------------------------------------------------------------------------

TOBACCO -- 1.3%
--------------------------------------------------------------------------------
          420   Altria Group Inc.                                        27,157
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 96.4%
(Cost $1,939,513)                                                     1,990,442
--------------------------------------------------------------------------------

OTHER ASSETS AND
LIABILITIES -- 3.6%                                                      73,571
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $2,064,013
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
(1)  Non-income producing.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $1,939,513)                 $1,990,442
------------------------------------------------------------
Cash                                                                     76,653
------------------------------------------------------------
Receivable for investments sold                                           4,285
------------------------------------------------------------
Dividends and interest receivable                                         2,787
--------------------------------------------------------------------------------
                                                                      2,074,167
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                         8,477
------------------------------------------------------------
Accrued management fees                                                   1,437
------------------------------------------------------------
Distribution fees payable                                                   240
--------------------------------------------------------------------------------
                                                                         10,154
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,064,013
================================================================================
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                              $1,985,923
------------------------------------------------------------
Undistributed net investment income                                      12,166
------------------------------------------------------------
Undistributed net realized gain on investment transactions               14,995
------------------------------------------------------------
Net unrealized appreciation on investments                               50,929
--------------------------------------------------------------------------------
                                                                     $2,064,013
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,049,558
------------------------------------------------------------
Shares outstanding                                                       97,627
------------------------------------------------------------
Net asset value per share                                                $10.75
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,014,455
------------------------------------------------------------
Shares outstanding                                                       94,448
------------------------------------------------------------
Net asset value per share                                                $10.74
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Dividends                                                             $ 20,959
------------------------------------------------------------
Interest                                                                   411
--------------------------------------------------------------------------------
                                                                        21,370
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                          7,388
------------------------------------------------------------
Distribution fees -- Class II                                            1,392
------------------------------------------------------------
Trustees' fees and expenses                                                 20
------------------------------------------------------------
Other expenses                                                             404
--------------------------------------------------------------------------------
                                                                         9,204
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   12,166
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                            15,304
------------------------------------------------------------
Change in net unrealized appreciation on investments                   (28,606)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                       (13,302)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ (1,136)
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                 2005         2004(1)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $   12,166    $    4,480
-----------------------------------------
Net realized gain                                      15,304         3,321
-----------------------------------------
Change in net unrealized appreciation                 (28,606)       79,535
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              (1,136)       87,336
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------
  Class I                                                  --          (159)
-----------------------------------------
  Class II                                                 --        (6,071)
-----------------------------------------
From net realized gains:
-----------------------------------------
  Class I                                                (661)           --
-----------------------------------------
  Class II                                             (1,219)           --
--------------------------------------------------------------------------------
Decrease in net assets from distributions              (1,880)       (6,230)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                            581,998     1,403,925
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            578,982     1,485,031

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 1,485,031            --
--------------------------------------------------------------------------------
End of period                                      $2,064,013    $1,485,031
================================================================================

Undistributed net investment income                   $12,166            --
================================================================================

(1)  October 29, 2004 (fund inception) through December 31, 2004.

See Notes to Financial Statements.

------
11

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Large Company Value Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is long-term capital growth. The production of income is a secondary objective. The fund pursues its objective through investing in common stocks of companies believed to be undervalued at the time of purchase. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. The fund incepted on October 29, 2004 with the commencement of sale of Class II. Sale of
Class I commenced on December 1, 2004.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

                                                                    (continued)

------
12

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

                                             CLASS I           CLASS II
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                              0.90%              0.80%
--------------------------------------------------------------------------------
Next $4 billion                               0.80%              0.70%
--------------------------------------------------------------------------------
Over $5 billion                               0.70%              0.60%
--------------------------------------------------------------------------------

For the six months ended June 30, 2005, the effective annual management fee was
0.90% and 0.80% for Class I and Class II, respectively.

                                                                   (continued)

------
13

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2005, are detailed in the Statement of
Operations.

OTHER EXPENSES  -- A portion of other expenses was due to nonrecurring expenses paid by the fund. The impact of total other expenses to the annualized ratio of operating expenses to average net assets was 0.03%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2005, were $780,274 and $190,605, respectively.

As of June 30, 2005, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                                     $1,941,677
================================================================================
Gross tax appreciation of investments                                 $ 99,821
----------------------------------------------------------
Gross tax depreciation of investments                                  (51,056)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                   $ 48,765
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                   (continued)

------
14

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                        SHARES        AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                     200,000,000
================================================================================
Sold                                                       64,259     $688,976
----------------------------------------------
Issued in reinvestment of distributions                        61          661
----------------------------------------------
Redeemed                                                   (3,724)     (39,744)
--------------------------------------------------------------------------------
Net increase                                               60,596     $649,893
================================================================================
PERIOD ENDED DECEMBER 31, 2004(1)
SHARES AUTHORIZED                                     200,000,000
================================================================================
Sold                                                       37,100     $398,394
----------------------------------------------
Issued in reinvestment of distributions                        15          159
----------------------------------------------
Redeemed                                                      (84)        (902)
--------------------------------------------------------------------------------
Net increase                                               37,031     $397,651
================================================================================
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                     100,000,000
================================================================================
Sold                                                       34,342    $ 366,108
----------------------------------------------
Issued in reinvestment of distributions                       111        1,219
----------------------------------------------
Redeemed                                                  (40,585)    (435,222)
--------------------------------------------------------------------------------
Net decrease                                               (6,132)   $ (67,895)
================================================================================
PERIOD ENDED DECEMBER 31, 2004(2)
SHARES AUTHORIZED                                     100,000,000
================================================================================
Sold                                                      100,009   $1,000,203
----------------------------------------------
Issued in reinvestment of distributions                       571        6,071
--------------------------------------------------------------------------------
Net increase                                              100,580   $1,006,274
================================================================================

(1)  December 1, 2004 (commencement of sale) through December 31, 2004.

(2)  October 29, 2004 (fund inception) through December 31, 2004.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

------
15

VP Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                  CLASS I
--------------------------------------------------------------------------------
                                                            2005(1)     2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $10.79      $10.61
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(3)                                    0.08        0.01
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    (0.11)       0.23
--------------------------------------------------------------------------------
  Total From Investment Operations                           (0.03)       0.24
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                    --       (0.06)
------------------------------------------------------
  From Net Realized Gains                                    (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.01)      (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.75      $10.79
================================================================================
  TOTAL RETURN(4)                                            (0.26)%      2.29%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                       0.93%(5)   0.90%(5)
------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                       1.49%(5)   0.64%(5)
------------------------------------------------------
Portfolio Turnover Rate                                          11%      3%(6)
------------------------------------------------------
Net Assets, End of Period (in thousands)                      $1,050       $400
--------------------------------------------------------------------------------

(1)  Six months ended June 30, 2005 (unaudited).

(2)  December 1, 2004 (commencement of sale) through December 31, 2004.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the period October 29, 2004 (fund inception) through
     December 31, 2004.

See Notes to Financial Statements.

------
16

VP Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                  CLASS II
--------------------------------------------------------------------------------
                                                             2005(1)    2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $10.79      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(3)                                    0.07        0.04
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    (0.11)       0.81
--------------------------------------------------------------------------------
  Total From Investment Operations                           (0.04)       0.85
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                    --       (0.06)
------------------------------------------------------
  From Net Realized Gains                                    (0.01)         --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.01)      (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.74      $10.79
================================================================================
  TOTAL RETURN(4)                                            (0.36)%      8.52%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                       1.08%(5)   1.05%(5)
------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                       1.34%(5)   2.44%(5)
------------------------------------------------------
Portfolio Turnover Rate                                          11%         3%
------------------------------------------------------
Net Assets, End of Period (in thousands)                      $1,014     $1,085
--------------------------------------------------------------------------------

(1)  Six months ended June 30, 2005 (unaudited).

(2)  October 29, 2004 (fund inception) through December 31, 2004.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
17

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
18

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
19

Notes

------
20

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks of
American Century Proprietary Holdings, Inc.

                        American Century Investment Services, Inc., Distributor
0508
SH-SAN-44742                (c)2005 American Century Proprietary Holdings, Inc.
                                                           All rights reserved.

[front cover]

American Century
Variable Portfolios
SEMIANNUAL REPORT

[photo of man and woman]

JUNE 30, 2005

VP Mid Cap Value Fund

[american century investments logo and text logo]

VP MID CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information . . . . . . . . . . . . . . . . . . . . . . . . . .19
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . .20

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Mid Cap Value - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                                   SINCE             INCEPTION
                                                INCEPTION(1)           DATE
--------------------------------------------------------------------------------
CLASS II                                          15.99%            10/29/04
--------------------------------------------------------------------------------
RUSSELL MIDCAP VALUE INDEX(2)                     17.01%(3)             --
--------------------------------------------------------------------------------
Class I                                            7.50%             12/1/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 10/31/04, the date nearest Class II's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

VP Mid Cap Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VP MID CAP VALUE INVESTMENT TEAM: MICHAEL LISS, PHIL
DAVIDSON AND SCOTT MOORE.

VP Mid Cap Value gained 3.29%* during the six months ended June 30, 2005, compared to its benchmark, the Russell Midcap Value Index, which was up 5.51%.

A CHOPPY PERIOD

Investors endured a choppy first half of 2005 as oil, interest rates and inflation concerns, weighed on investor sentiment, leading to flat returns for the broad stock market, with the S&P 500 Index down 0.81% and the Russell 3000
Index down 0.01%. Mid-sized companies fared well over the period, with the
Russell Midcap Index up almost 4%. Against this backdrop, energy companies, utilities and health care businesses contributed the most to VP Mid Cap Value's absolute results.

ENERGY LED PORTFOLIO

Energy stocks proved to be the portfolio's largest contributors to absolute performance, with Unocal Corp. emerging as the portfolio's top-contributing security. Unocal, which reported record first-quarter earnings, also received merger proposals from Chevron Corp. and CNOOC Limited, an affiliate of China
National Offshore Oil Co. We were also rewarded for our investments in
ConocoPhillips and natural gas producer Burlington Resources Inc. Both companies delivered strong operating results and ConocoPhillips increased its dividend over the period.

UTILITIES UP

Utility stocks also proved successful. On the electric side, IDACORP, Inc. led our investments. This utility holding company operates Idaho Power, which serves southern Idaho and eastern Oregon. Its shares gained on improved outlooks for its utility and communications businesses. Our gas utilities were led by WGL
Holdings, Inc., the parent company of Washington Gas Light Co., which serves metropolitan Washington, D.C. and surrounding regions in Virginia and Maryland.

TOP TEN HOLDINGS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Bemis Co.                                   3.6%                  1.0%
--------------------------------------------------------------------------------
Hunter Douglas N.V. ORD                     3.2%                  1.7%
--------------------------------------------------------------------------------
International Flavors
& Fragrances Inc.                           2.6%                   --
--------------------------------------------------------------------------------
Speedway
Motorsports Inc.                            2.1%                  0.8%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                        2.0%                  2.1%
--------------------------------------------------------------------------------
Kraft Foods Inc. Cl A                       1.9%                  1.1%
--------------------------------------------------------------------------------
Unocal Corp.                                1.8%                  1.3%
--------------------------------------------------------------------------------
Union Pacific Corp.                         1.8%                  2.2%
--------------------------------------------------------------------------------
Marsh & McLennan
Companies Inc.                              1.8%                  1.8%
--------------------------------------------------------------------------------
National Dentex Corp.                       1.7%                  1.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for
 Class I shares. Returns for periods less than one year
 are not annualized.                                                 (continued)

------
3

VP Mid Cap Value - Portfolio Commentary

HEALTH CARE ADDS VALUE

Health care holdings represented another bright spot, with health care providers
Universal Health Services, Inc. (UHS) and HCA Inc. both strong contributors.
UHS, one of the country's largest hospital management companies, reported higher-than-expected first-quarter earnings as margins improved significantly.
UHS also announced a share repurchase program in June. Meanwhile, improved bad debt trends, increased volumes and expense management enabled HCA, the operator of the largest U.S. hospital chain, to exceed its first-quarter guidance. In the health care equipment industry, Symmetry Medical Inc., a provider of orthopedic implants and instruments, was also a strong contributor.

CONSUMER DISCRETIONARY STOCKS DETRACT

Consumer discretionary businesses--companies involved in pursuits such as media and publishing, specialty retail, apparel, auto components, and leisure products--dampened our absolute results the most. Within media, one of our largest detractors was The New York Times Co. The nation's third-largest newspaper publisher said revenue from national advertisers fell as technology and financial companies reduced spending on newspaper ads. In apparel, Kellwood
Co., a marketer of women's and men's sportswear, reported a drop in first-quarter earnings and lowered its guidance for the year as a result of worsening trends in womenswear. Cooper Tire and Rubber Co. was another detractor from the sector, due to lost sales associated with a strike at one of its plants. In all three cases, we believe the issues affecting these companies are manageable and have maintained our positions.

LOOKING AHEAD

We will continue to adhere to our discipline of seeking well-managed companies that appear to be temporarily undervalued for reasons unrelated to their fundamental or financial health.

TOP FIVE INDUSTRIES AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Food Products                               6.7%                  4.5%
--------------------------------------------------------------------------------
Chemicals                                   5.5%                  1.9%
--------------------------------------------------------------------------------
Insurance                                   4.6%                  7.6%
--------------------------------------------------------------------------------
Containers & Packaging                      4.4%                  1.0%
--------------------------------------------------------------------------------
Household Durables                          4.2%                  3.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Common Stocks                               94.6%                 95.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  8.4%                  --
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (3.0)%                  4.1%
--------------------------------------------------------------------------------

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(continued)

------
5

Shareholder Fee Example (Unaudited)

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                     BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE   ACCOUNT VALUE      1/1/05 -        EXPENSE
                       1/1/05          6/30/05          6/30/05        RATIO*
--------------------------------------------------------------------------------
VP MID CAP VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Class I                $1,000         $1,032.90          $5.24           1.04%
--------------------------------------------------------------------------------
Class II               $1,000         $1,032.00          $6.00           1.19%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Class I                $1,000         $1,019.64          $5.21           1.04%
--------------------------------------------------------------------------------
Class II               $1,000         $1,018.89          $5.96           1.19%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
6

VP Mid Cap Value - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.6%

AEROSPACE & DEFENSE -- 2.3%
--------------------------------------------------------------------------------
         822    Honeywell International Inc.                         $   30,110
--------------------------------------------------------------------------------
         448    Northrop Grumman Corp.                                   24,752
--------------------------------------------------------------------------------
                                                                         54,862
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.9%
--------------------------------------------------------------------------------
       1,114    Cooper Tire & Rubber                                     20,687
--------------------------------------------------------------------------------

BEVERAGES -- 2.2%
--------------------------------------------------------------------------------
         550    Anheuser-Busch Companies, Inc.                           25,163
--------------------------------------------------------------------------------
         927    Coca-Cola Enterprises                                    20,403
--------------------------------------------------------------------------------
         215    Pepsi Bottling Group Inc.                                 6,151
--------------------------------------------------------------------------------
                                                                         51,717
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
         795    Builders FirstSource, Inc.(1)                            12,879
--------------------------------------------------------------------------------
         672    Masco Corp.                                              21,343
--------------------------------------------------------------------------------
                                                                         34,222
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.2%
--------------------------------------------------------------------------------
         509    Merrill Lynch & Co., Inc.                                28,000
--------------------------------------------------------------------------------

CHEMICALS -- 5.5%
--------------------------------------------------------------------------------
         802    Ecolab Inc.                                              25,953
--------------------------------------------------------------------------------
         665    Ferro Corp.                                              13,207
--------------------------------------------------------------------------------
       1,684    International Flavors
                & Fragrances Inc.                                        60,993
--------------------------------------------------------------------------------
         548    Minerals Technologies Inc.                               33,757
--------------------------------------------------------------------------------
                                                                        133,910
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 3.5%
--------------------------------------------------------------------------------
         285    BancorpSouth Inc.                                         6,726
--------------------------------------------------------------------------------
         279    Chemical Financial Corp.                                  9,238
--------------------------------------------------------------------------------
         357    Commerce Bancshares, Inc.                                17,996
--------------------------------------------------------------------------------
         666    SunTrust Banks, Inc.                                     48,112
--------------------------------------------------------------------------------
                                                                         82,072
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 3.4%
--------------------------------------------------------------------------------
         950    Aramark Corp. Cl B                                       25,080
--------------------------------------------------------------------------------
         995    Republic Services, Inc. Cl A                             35,830
--------------------------------------------------------------------------------
         736    Waste Management, Inc.                                   20,858
--------------------------------------------------------------------------------
                                                                         81,768
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.8%
--------------------------------------------------------------------------------
         416    Diebold, Inc.                                            18,766
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 4.4%
--------------------------------------------------------------------------------
         418    AptarGroup, Inc.                                         21,234
--------------------------------------------------------------------------------
       3,259    Bemis Co.                                                86,494
--------------------------------------------------------------------------------
                                                                        107,728
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.6%
--------------------------------------------------------------------------------
         537    iShares S&P MidCap
                400 Index Fund                                           36,811
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES -- 0.6%
--------------------------------------------------------------------------------
         677    Lincoln Educational
                Services Corp.(1)                                    $   13,709
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
--------------------------------------------------------------------------------
         304    Commonwealth
                Telephone Enterprise Inc.                                12,741
--------------------------------------------------------------------------------
         908    Iowa Telecommunications
                Services Inc.                                            17,025
--------------------------------------------------------------------------------
                                                                         29,766
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.3%
--------------------------------------------------------------------------------
         576    IDACORP, Inc.                                            17,643
--------------------------------------------------------------------------------
         538    Westar Energy Inc.                                       12,928
--------------------------------------------------------------------------------
                                                                         30,571
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.9%
--------------------------------------------------------------------------------
         482    Emerson Electric Co.                                     30,188
--------------------------------------------------------------------------------
         312    Hubbell Inc. Cl B                                        13,759
--------------------------------------------------------------------------------
                                                                         43,947
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
--------------------------------------------------------------------------------
         810    AVX Corporation                                           9,817
--------------------------------------------------------------------------------
         923    Littelfuse, Inc.(1)                                      25,706
--------------------------------------------------------------------------------
         369    Vishay Intertechnology, Inc.(1)                           4,380
--------------------------------------------------------------------------------
                                                                         39,903
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 6.7%
--------------------------------------------------------------------------------
       1,086    ConAgra Foods, Inc.                                      25,152
--------------------------------------------------------------------------------
         290    General Mills, Inc.                                      13,569
--------------------------------------------------------------------------------
         936    H.J. Heinz Company                                       33,153
--------------------------------------------------------------------------------
         370    Kellogg Co.                                              16,443
--------------------------------------------------------------------------------
       1,412    Kraft Foods Inc. Cl A                                    44,915
--------------------------------------------------------------------------------
         439    Unilever N.V. New York Shares                            28,460
--------------------------------------------------------------------------------
                                                                        161,692
--------------------------------------------------------------------------------

GAS UTILITIES -- 2.4%
--------------------------------------------------------------------------------
         888    Cascade Natural Gas Corp.                                18,204
--------------------------------------------------------------------------------
         370    Equitable Resources Inc.                                 25,160
--------------------------------------------------------------------------------
         373    WGL Holdings Inc.                                        12,548
--------------------------------------------------------------------------------
                                                                         55,912
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
--------------------------------------------------------------------------------
         260    Beckman Coulter Inc.                                     16,528
--------------------------------------------------------------------------------
       2,203    National Dentex Corp.(1)                                 40,557
--------------------------------------------------------------------------------
         363    Steris Corp.                                              9,355
--------------------------------------------------------------------------------
                                                                         66,440
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 1.7%
--------------------------------------------------------------------------------
       2,228    LHC Group, Inc.(1)                                       40,505
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 3.1%
--------------------------------------------------------------------------------
         187    Brinker International, Inc.(1)                            7,489
--------------------------------------------------------------------------------
         362    Outback Steakhouse, Inc.                                 16,377
--------------------------------------------------------------------------------
       1,349    Speedway Motorsports Inc.                                49,320
--------------------------------------------------------------------------------
                                                                         73,186
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

VP Mid Cap Value - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 4.2%
--------------------------------------------------------------------------------
       1,503    Hunter Douglas N.V. ORD(1)                           $   75,176
--------------------------------------------------------------------------------
         362    Snap-on Incorporated                                     12,417
--------------------------------------------------------------------------------
         223    Whirlpool Corp.                                          15,635
--------------------------------------------------------------------------------
                                                                        103,228
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.9%
--------------------------------------------------------------------------------
         556    Colgate-Palmolive Co.                                    27,750
--------------------------------------------------------------------------------
         641    Kimberly-Clark Corp.                                     40,120
--------------------------------------------------------------------------------
                                                                         67,870
--------------------------------------------------------------------------------

INSURANCE -- 4.6%
--------------------------------------------------------------------------------
         103    Chubb Corp.                                               8,818
--------------------------------------------------------------------------------
         601    CNA Surety Corp.(1)                                       8,925
--------------------------------------------------------------------------------
         359    Horace Mann Educators Corp.                               6,756
--------------------------------------------------------------------------------
         416    Jefferson-Pilot Corp.                                    20,975
--------------------------------------------------------------------------------
       1,530    Marsh & McLennan
                Companies, Inc.                                          42,380
--------------------------------------------------------------------------------
         711    Platinum Underwriters Holdings                           22,624
--------------------------------------------------------------------------------
                                                                        110,478
--------------------------------------------------------------------------------

IT SERVICES -- 3.0%
--------------------------------------------------------------------------------
       1,440    Accenture Ltd. Cl A(1)                                   32,645
--------------------------------------------------------------------------------
         807    DST Systems, Inc.(1)                                     37,767
--------------------------------------------------------------------------------
                                                                         70,412
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
         800    Arctic Cat Inc.                                          16,424
--------------------------------------------------------------------------------

MACHINERY -- 1.4%
--------------------------------------------------------------------------------
         904    Dover Corp.                                              32,888
--------------------------------------------------------------------------------

MEDIA -- 3.7%
--------------------------------------------------------------------------------
         423    ADVO, Inc.                                               13,473
--------------------------------------------------------------------------------
         603    Dow Jones & Co. Inc.                                     21,376
--------------------------------------------------------------------------------
         936    Journal Communications Inc.                              15,725
--------------------------------------------------------------------------------
         641    New York Times Co. (The) Cl A                            19,967
--------------------------------------------------------------------------------
         804    Westwood One, Inc.                                       16,426
--------------------------------------------------------------------------------
                                                                         86,967
--------------------------------------------------------------------------------

METALS & MINING -- 0.6%
--------------------------------------------------------------------------------
         337    Newmont Mining Corporation                               13,153
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 0.7%
--------------------------------------------------------------------------------
         423    Wisconsin Energy Corp.                                   16,497
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 2.1%
--------------------------------------------------------------------------------
         825    Dollar General Corp.                                     16,797
--------------------------------------------------------------------------------
       1,230    Family Dollar Stores, Inc.                               32,103
--------------------------------------------------------------------------------
                                                                         48,900
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 3.1%
--------------------------------------------------------------------------------
         531    Burlington Resources, Inc.                               29,332
--------------------------------------------------------------------------------
         665    Unocal Corp.                                             43,259
--------------------------------------------------------------------------------
                                                                         72,591
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
         482    MeadWestvaco Corp.                                   $   13,516
--------------------------------------------------------------------------------
         417    Neenah Paper Inc.                                        12,914
--------------------------------------------------------------------------------
                                                                         26,430
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.2%
--------------------------------------------------------------------------------
       1,600    Mylan Laboratories Inc.                                  30,784
--------------------------------------------------------------------------------
         710    Schering-Plough Corp.                                    13,533
--------------------------------------------------------------------------------
       1,032    Watson Pharmaceuticals, Inc.(1)                          30,506
--------------------------------------------------------------------------------
                                                                         74,823
--------------------------------------------------------------------------------

REAL ESTATE -- 1.6%
--------------------------------------------------------------------------------
         722    Education Realty Trust, Inc.                             13,213
--------------------------------------------------------------------------------
         526    KKR Financial Corp.(1)                                   13,150
--------------------------------------------------------------------------------
         334    Sun Communities, Inc.                                    12,421
--------------------------------------------------------------------------------
                                                                         38,784
--------------------------------------------------------------------------------

ROAD & RAIL -- 2.1%
--------------------------------------------------------------------------------
         357    Heartland Express, Inc.                                   6,937
--------------------------------------------------------------------------------
         667    Union Pacific Corp.                                      43,221
--------------------------------------------------------------------------------
                                                                         50,158
--------------------------------------------------------------------------------

SEMICONDUCTORS
& SEMICONDUCTOR EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
         823    Applied Materials, Inc.                                  13,317
--------------------------------------------------------------------------------
         751    Teradyne, Inc.(1)                                         8,989
--------------------------------------------------------------------------------
                                                                         22,306
--------------------------------------------------------------------------------

SOFTWARE -- 1.7%
--------------------------------------------------------------------------------
         492    Reynolds & Reynolds Co. Cl A                             13,299
--------------------------------------------------------------------------------
       1,627    Synopsys, Inc.(1)                                        27,122
--------------------------------------------------------------------------------
                                                                         40,421
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.4%
--------------------------------------------------------------------------------
         691    Foot Locker, Inc.                                        18,809
--------------------------------------------------------------------------------
         704    Gap, Inc. (The)                                          13,904
--------------------------------------------------------------------------------
                                                                         32,713
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
--------------------------------------------------------------------------------
         208    Jones Apparel Group, Inc.                                 6,456
--------------------------------------------------------------------------------
         725    Kellwood Co.                                             19,502
--------------------------------------------------------------------------------
         164    Liz Claiborne, Inc.                                       6,521
--------------------------------------------------------------------------------
                                                                         32,479
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 2.4%
--------------------------------------------------------------------------------
         501    Freddie Mac                                              32,680
--------------------------------------------------------------------------------
         381    MGIC Investment Corp.                                    24,849
--------------------------------------------------------------------------------
                                                                         57,529
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 1.1%
--------------------------------------------------------------------------------
         457    Grainger (W.W.), Inc.                                    25,039
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $2,201,951)                                                     2,246,264
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

VP Mid Cap Value - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 8.4%
    $200,000    FHLMC Discount
                Notes, 2.60%, 7/1/05(2)
(Cost $200,000)                                                     $   200,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 103.0%
(Cost $2,401,951)                                                     2,446,264
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (3.0)%                                 (72,135)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $2,374,129
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

   Contracts to Sell      Settlement Date      Value     Unrealized Gain (Loss)
--------------------------------------------------------------------------------
  10,757  Euro for USD        7/29/05         $13,029          $ (21)
--------------------------------------------------------------------------------
  29,210  Euro for USD        7/29/05          35,379            (63)
--------------------------------------------------------------------------------
  23,358  Euro for USD        7/29/05          28,291            (31)
--------------------------------------------------------------------------------
                                              $76,699          $(115)
                                         =======================================

(Value on Settlement Date $76,584)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future
 -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation
ORD = Foreign Ordinary Share
USD = United States Dollar

(1)  Non-income producing.
(2)  The rate indicated is the yield to maturity at purchase.

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities at June 30, 2005, was
$75,176, which represented 3.2% of net assets.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $2,401,951)                 $2,446,264
------------------------------------------------------------
Cash                                                                     81,980
------------------------------------------------------------
Receivable for investments sold                                          73,500
------------------------------------------------------------
Dividends and interest receivable                                         2,169
--------------------------------------------------------------------------------
                                                                      2,603,913
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       228,087
------------------------------------------------------------
Payable for forward foreign currency exchange contracts                     115
------------------------------------------------------------
Accrued management fees                                                   1,386
------------------------------------------------------------
Distribution fees payable                                                   196
--------------------------------------------------------------------------------
                                                                        229,784
--------------------------------------------------------------------------------

NET ASSETS                                                            2,374,129
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                              $2,271,816
------------------------------------------------------------
Undistributed net investment income                                      18,135
------------------------------------------------------------
Undistributed net realized gain on investment transactions               39,961
------------------------------------------------------------
Net unrealized appreciation on investments                               44,217
--------------------------------------------------------------------------------
                                                                     $2,374,129
================================================================================

CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                             $940,933
------------------------------------------------------------
Shares outstanding                                                       82,593
------------------------------------------------------------
Net asset value per share                                                $11.39
--------------------------------------------------------------------------------

CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,433,196
------------------------------------------------------------
Shares outstanding                                                      125,914
------------------------------------------------------------
Net asset value per share                                                $11.38
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Dividends (net of foreign taxes withheld of $51)                       $25,015
--------------------------------------------------------------
Interest                                                                   265
--------------------------------------------------------------------------------
                                                                        25,280
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                          5,936
--------------------------------------------------------------
Distribution fees - Class II                                               811
--------------------------------------------------------------
Trustees' fees and expenses                                                 12
--------------------------------------------------------------
Other expenses                                                             402
--------------------------------------------------------------------------------
                                                                         7,161
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   18,119
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
--------------------------------------------------------------
Investment transactions                                                 37,006
--------------------------------------------------------------
Foreign currency transactions                                            3,102
--------------------------------------------------------------------------------
                                                                        40,108
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------
Investments                                                               (258)
--------------------------------------------------------------
Translation of assets and liabilities in foreign currencies                (95)
--------------------------------------------------------------------------------
                                                                          (353)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                        39,755
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $57,874
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND PERIOD ENDED DECEMBER 31, 2004(1)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                       2005       2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                    $   18,119   $    907
-------------------------------------------
Net realized gain                                            40,108     20,260
-------------------------------------------
Change in net unrealized appreciation                          (353)    44,570
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                    57,874     65,737
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------
  Class I                                                      --          (80)
-------------------------------------------
  Class II                                                     --       (1,440)
-------------------------------------------
From net realized gains:
-------------------------------------------
  Class I                                                   (10,024)     --
-------------------------------------------
  Class II                                                   (9,754)     --
--------------------------------------------------------------------------------
Decrease in net assets from distributions                   (19,778)    (1,520)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                           1,481,669    790,147
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                1,519,765    854,364

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                         854,364      --
--------------------------------------------------------------------------------
End of period                                            $2,374,129   $854,364
================================================================================

Undistributed net investment income                         $18,135        $16
================================================================================

(1) October 29, 2004 (fund inception) through December 31, 2004.

See Notes to Financial Statements.

------
12

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek long-term capital growth.
The production of income is a secondary objective. The fund pursues its objective by investing in stocks of mid-sized market capitalization companies that the investment advisor believes to be undervalued at the time of purchase.
The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. The fund incepted on October 29, 2004 with the commencement of Class II shares. Class I commenced on December 1, 2004.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

(continued)

------
13

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The fund has elected to treat $290 of net foreign currency losses incurred in the two-month period ended December 31, 2004, as having been incurred in the following fiscal year for federal income tax purposes.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
14

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The effective annual management fee for the fund for the six months ended June 30, 2005 was 1.00% and 0.90% for Class I and Class II, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2005, are detailed in the Statement of
Operations.

OTHER EXPENSES -- A portion of other expenses was due to nonrecurring expenses paid by the fund. The impact of total other expenses to the annualized ratio of operating expenses to average net assets was 0.04%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2005, were as follows:

--------------------------------------------------------------------------------
Purchases                                                           $2,770,231
--------------------------------------------------------------------------------
Proceeds from sales                                                 $1,380,013
--------------------------------------------------------------------------------

As of June 30, 2005, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                     $2,420,908
================================================================================
Gross tax appreciation of investments                                  $63,329
----------------------------------------------------------------
Gross tax depreciation of investments                                  (37,973)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $25,356
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(continued)

------
15

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                         SHARES        AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                     100,000,000
================================================================================
Sold                                                       64,609     $716,122
-----------------------------------------------
Issued in reinvestment of distributions                       900       10,024
-----------------------------------------------
Redeemed                                                   (8,305)     (91,825)
-----------------------------------------------
Net increase                                               57,204     $634,321
================================================================================
PERIOD ENDED DECEMBER 31, 2004(1)
SHARES AUTHORIZED                                     100,000,000
================================================================================
Sold                                                       25,437     $281,153
-----------------------------------------------
Issued in reinvestment of distributions                         7           80
-----------------------------------------------
Redeemed                                                      (55)        (618)
--------------------------------------------------------------------------------
Net increase                                               25,389     $280,615
================================================================================
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                     100,000,000
================================================================================
Sold                                                       74,492     $841,121
-----------------------------------------------
Issued in reinvestment of distributions                       876        9,754
-----------------------------------------------
Redeemed                                                     (310)      (3,527)
--------------------------------------------------------------------------------
Net increase                                               75,058     $847,348
================================================================================
PERIOD ENDED DECEMBER 31, 2004(2)
SHARES AUTHORIZED                                     100,000,000
================================================================================
Sold                                                       50,725     $508,092
-----------------------------------------------
Issued in reinvestment of distributions                       131        1,440
--------------------------------------------------------------------------------
Net increase                                               50,856     $509,532
================================================================================

(1) December 1, 2004 (commencement of sale) through December 31, 2004.
(2) October 29, 2004 (fund inception) through December 31, 2004.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

(continued)

------
16

VP Mid Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                CLASS I
--------------------------------------------------------------------------------
                                                         2005(1)      2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $11.21       $10.80
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(3)                                 0.16         --(4)
-------------------------------------------
  Net Realized and Unrealized Gain                         0.20         0.44
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.36         0.44
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                                --         (0.03)
-------------------------------------------
  From Net Realized Gains                                 (0.18)        --
--------------------------------------------------------------------------------
  Total Distributions                                     (0.18)       (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $11.39       $11.21
================================================================================
  TOTAL RETURN(5)                                          3.29%        4.08%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                   1.04%(6)     1.00%(6)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                   3.01%(6)     0.47%(6)
-------------------------------------------
Portfolio Turnover Rate                                     112%       46%(7)
-------------------------------------------
Net Assets, End of Period
(in thousands)                                              $941         $285
--------------------------------------------------------------------------------

(1) For the six months ended June 30, 2005 (unaudited).

(2) December 1, 2004 (commencement of sale) through December 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period October 29, 2004 (fund inception) through
    December 31, 2004.

See Notes to Financial Statements.

------
17

VP Mid Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                              CLASS II
--------------------------------------------------------------------------------
                                                       2005(1)         2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $11.21          $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(3)                               0.15            0.02
-----------------------------------------
  Net Realized and Unrealized Gain                       0.20            1.22
--------------------------------------------------------------------------------
  Total From Investment Operations                       0.35            1.24
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                              --            (0.03)
-----------------------------------------
  From Net Realized Gains                               (0.18)            --
--------------------------------------------------------------------------------
  Total Distributions                                   (0.18)          (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $11.38          $11.21
================================================================================
  TOTAL RETURN(4)                                        3.20%          12.39%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                 1.19%(5)        1.15%(5)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                 2.86%(5)        0.95%(5)
-----------------------------------------
Portfolio Turnover Rate                                   112%             46%
-----------------------------------------
Net Assets, End of Period
(in thousands)                                          $1,433            $570
--------------------------------------------------------------------------------

(1) For the six months ended June 30, 2005 (unaudited).

(2) October 29, 2004 (fund inception) through December 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
18

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
19

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 3000(reg.sm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
20

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0508
SH-SAN-44743

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

[front cover]

American Century
Variable Portfolios
SEMIANNUAL REPORT

[photo of man and woman]

JUNE 30, 2005

VP Ultra(reg.sm) Fund

[american century investments logo and text logo]

VP ULTRA

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Ultra - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                                           --------------
                                           AVERAGE ANNUAL
                                              RETURNS
--------------------------------------------------------------------------
                                               SINCE          INCEPTION
                                1 YEAR       INCEPTION          DATE
--------------------------------------------------------------------------
CLASS I                          1.14%        -0.55%           5/1/01
--------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(1)     1.68%        -3.21%(2)          --
--------------------------------------------------------------------------
S&P 500 INDEX(1)                 6.32%         0.54%(2)          --
--------------------------------------------------------------------------
Class II                         1.04%         1.92%           5/1/02
--------------------------------------------------------------------------
Class III                        1.25%         2.36%          5/13/02
--------------------------------------------------------------------------

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 4/30/01, the date nearest Class I's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

VP Ultra - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
--------------------------------------------------------------------------------
                              2001*     2002       2003       2004       2005
--------------------------------------------------------------------------------
Class I                       1.20%    -17.36%    -1.74%     17.56%      1.14%
--------------------------------------------------------------------------------
Russell 1000 Growth Index    -3.75%    -26.49%     2.94%     17.88%      1.68%
--------------------------------------------------------------------------------
S&P 500 Index                -1.78%    -17.99%     0.25%     19.11%      6.32%
--------------------------------------------------------------------------------

*From 5/1/01, Class I's inception date. Index data from 4/30/01, the date nearest Class I's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP Ultra - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VP ULTRA INVESTMENT TEAM: BRUCE WIMBERLY, JERRY
SULLIVAN, AND WADE SLOME.

VP Ultra declined 4.04%* during the six months ended June 30, 2005, underperforming the Russell 1000 Growth Index, which fell 1.72%. The S&P 500
Index fell 0.81%.

Announced late last year, Jim Stowers III succeeded his father as chairman of
American Century Companies, Inc. In order to give his full attention to the new corporate responsibilities, Stowers relinquished portfolio management responsibilities in February and is no longer serving as CIO for U.S. Growth
Equity. Portfolio managers Bruce Wimberly, Wade Slome and Jerry Sullivan continue to manage VP Ultra. Wimberly has been on the portfolio since 1994, the past nine years as manager.

STOCK MARKET STRUGGLES

Investor optimism waned in the early months of 2005 as concern grew about the effects of rising commodity and oil prices and interest rates on the economy and corporate profit growth. After bottoming out in April, however, stocks managed to regain their footing by the end of the first half of 2005. For instance, the
Russell 1000 Growth Index, a barometer for the large-cap growth stocks VP Ultra generally invests in, lost 7.24% from the beginning of the period through April
20, 2005, then gained 5.94% through June 30, 2005.

INTERNET STOCKS UNDERPERFORM

VP Ultra was slowed most by investments in the consumer discretionary sector, particularly in the Internet and catalog retailers industry. eBay was the portfolio's top detractor during the period. The world's dominant online auction site slightly increased its 2005 outlook at the end of the first quarter.
However, it came up against skepticism about its growth prospects. Amazon.com faced similar headwinds and was another detractor.

International Game Technology also weighed on VP Ultra's returns after the slot machine maker reported lower revenue and profit for its fiscal second quarter in large part due to charges for obsolete technology and severance.

TOP TEN HOLDINGS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                       3.1%                  2.1%
--------------------------------------------------------------------------------
Berkshire
Hathaway Inc. Cl B                          2.9%                  1.9%
--------------------------------------------------------------------------------
Dell Inc.                                   2.6%                  2.4%
--------------------------------------------------------------------------------
First Data Corp.                            2.6%                  1.5%
--------------------------------------------------------------------------------
Medtronic, Inc.                             2.4%                  1.9%
--------------------------------------------------------------------------------
Apollo Group Inc. Cl A                      2.4%                  1.5%
--------------------------------------------------------------------------------
eBay Inc.                                   2.2%                  1.8%
--------------------------------------------------------------------------------
UnitedHealth Group
Incorporated                                2.1%                  2.1%
--------------------------------------------------------------------------------
International Game
Technology                                  2.0%                  1.5%
--------------------------------------------------------------------------------
SLM Corporation                             2.0%                  1.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Class I shares. Returns for periods less
 than one year are not annualized.                                   (continued)

------
4

VP Ultra - Portfolio Commentary

Industrial conglomerate Tyco International was another detractor in the portfolio. The stock fell after the company reduced its profit forecast for the year because of higher commodity costs and weakness in electronic sales.

The portfolio also was hurt by the slide in the share price of Harley-Davidson.
Shares of the motorcycle manufacturer fell to a 52-week low on April 18 after the company cut its motorcycle shipment and earnings growth-rate targets for
2005. By June 30, the stock had regained roughly 7%.

Outside of the consumer discretionary sector, VP Ultra's information technology stake underperformed. The portfolio's holdings in the software and Internet software and services industries were among the detractors.

ENERGY PROVIDES BIGGEST LIFT

VP Ultra's strongest performance during the period came from investments in the energy sector. High oil prices boosted the fortunes of energy companies. Among the beneficiaries was independent exploration and production concern Apache
Corp., which reported in April record first-quarter earnings.

A number of positions in the portfolio that performed well came from the health care sector. Biotechnology company Genentech was a top contributor, lifted by positive news from clinical trials of its breast-cancer drugs Avastin and
Herceptin.

UnitedHealth Group, one of the nation's largest health insurers, was another strong performer during the period. It benefited from improving productivity, enhancing customer service, controlling costs and increasing membership across its businesses.

VP Ultra's investments in the financial sector lifted performance. The biggest lift came from Chicago Mercantile Exchange Holdings, which reported strong earnings. The stock received an additional boost at the end of the period on speculation about a merger with the Chicago Board of Trade.

OUR COMMITMENT

The VP Ultra management team remains committed to seeking long-term capital growth by investing in stocks of companies they believe can increase in value over time, an investment approach based on the belief that securities prices follow growth in earnings, revenues and/or cash flow.

TOP FIVE INDUSTRIES AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                          NET ASSETS           NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                  7.4%                  7.0%
--------------------------------------------------------------------------------
Pharmaceuticals                             7.1%                  4.8%
--------------------------------------------------------------------------------
IT Services                                 6.4%                  5.0%
--------------------------------------------------------------------------------
Insurance                                   6.0%                  4.6%
--------------------------------------------------------------------------------
Food & Staples Retailing                    5.8%                  3.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/05              12/31/04
--------------------------------------------------------------------------------
Common Stocks                               99.0%                 98.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  1.6%                  1.7%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.6)%                (0.4)%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(continued)

------
6

Shareholder Fee Example (Unaudited)

--------------------------------------------------------------------------------------------
                                                                EXPENSES PAID
                                 BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                                ACCOUNT VALUE   ACCOUNT VALUE     1/1/05 -        EXPENSE
                                   1/1/05          6/30/05        6/30/05          RATIO*
--------------------------------------------------------------------------------------------
VP ULTRA SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------------------
Class I                            $1,000           $959.60        $4.86           1.00%
--------------------------------------------------------------------------------------------
Class II                           $1,000           $959.50        $5.59           1.15%
--------------------------------------------------------------------------------------------
Class III                          $1,000           $960.60        $4.86           1.00%
--------------------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------------------
Class I                            $1,000         $1,019.84        $5.01           1.00%
--------------------------------------------------------------------------------------------
Class II                           $1,000         $1,019.09        $5.76           1.15%
--------------------------------------------------------------------------------------------
Class III                          $1,000         $1,019.84        $5.01           1.00%
--------------------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

VP Ultra - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.0%

AEROSPACE & DEFENSE -- 0.9%
--------------------------------------------------------------------------------
       8,708    General Dynamics Corp.                            $    953,874
--------------------------------------------------------------------------------
      22,320    United Technologies Corp.                            1,146,132
--------------------------------------------------------------------------------
                                                                     2,100,006
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 2.3%
--------------------------------------------------------------------------------
       8,368    C.H. Robinson Worldwide, Inc.                          487,018
--------------------------------------------------------------------------------
      20,313    Expeditors International
                of Washington, Inc.                                  1,011,791
--------------------------------------------------------------------------------
      15,547    FedEx Corporation                                    1,259,462
--------------------------------------------------------------------------------
      39,932    United Parcel
                Service, Inc. Cl B                                   2,761,697
--------------------------------------------------------------------------------
                                                                     5,519,968
--------------------------------------------------------------------------------

AUTOMOBILES -- 1.1%
--------------------------------------------------------------------------------
      52,251    Harley-Davidson, Inc.                                2,591,650
--------------------------------------------------------------------------------

BEVERAGES -- 3.0%
--------------------------------------------------------------------------------
      44,761    Anheuser-Busch
                Companies, Inc.                                      2,047,816
--------------------------------------------------------------------------------
      45,062    Coca-Cola Company (The)                              1,881,339
--------------------------------------------------------------------------------
      58,865    PepsiCo, Inc.                                        3,174,589
--------------------------------------------------------------------------------
                                                                     7,103,744
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.9%
--------------------------------------------------------------------------------
      38,947    Amgen Inc.(1)                                        2,354,736
--------------------------------------------------------------------------------
      27,526    Genentech, Inc.(1)                                   2,209,787
--------------------------------------------------------------------------------
                                                                     4,564,523
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.5%
--------------------------------------------------------------------------------
      23,852    Goldman Sachs
                Group, Inc. (The)                                    2,433,381
--------------------------------------------------------------------------------
      14,119    Legg Mason, Inc.                                     1,469,929
--------------------------------------------------------------------------------
      30,842    T. Rowe Price Group Inc.                             1,930,709
--------------------------------------------------------------------------------
                                                                     5,834,019
--------------------------------------------------------------------------------

CHEMICALS -- 0.1%
--------------------------------------------------------------------------------
       5,390    Monsanto Co.                                           338,869
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 0.9%
--------------------------------------------------------------------------------
      35,892    Wells Fargo & Co.                                    2,210,229
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 2.6%
--------------------------------------------------------------------------------
     141,934    Cisco Systems Inc.(1)                                2,712,359
--------------------------------------------------------------------------------
     101,006    QUALCOMM Inc.                                        3,334,208
--------------------------------------------------------------------------------
                                                                     6,046,567
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 2.6%
--------------------------------------------------------------------------------
     157,583    Dell Inc.(1)                                         6,226,104
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.6%
--------------------------------------------------------------------------------
      28,817    American Express Co.                                 1,533,929
--------------------------------------------------------------------------------
      92,340    SLM Corporation                                      4,690,872
--------------------------------------------------------------------------------
                                                                     6,224,801
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.2%
--------------------------------------------------------------------------------
      23,570    Standard and Poor's 500
                Depositary Receipt                                   2,807,658
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES -- 3.1%
--------------------------------------------------------------------------------
      71,528    Apollo Group Inc. Cl A(1)                         $  5,594,921
--------------------------------------------------------------------------------
      32,045    Weight Watchers
                International, Inc.(1)                               1,653,842
--------------------------------------------------------------------------------
                                                                     7,248,763
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 3.9%
--------------------------------------------------------------------------------
       9,720    Chicago Mercantile
                Exchange Holdings Inc.                               2,872,260
--------------------------------------------------------------------------------
      59,692    Citigroup Inc.                                       2,759,561
--------------------------------------------------------------------------------
      46,162    McGraw-Hill
                Companies, Inc. (The)                                2,042,669
--------------------------------------------------------------------------------
      35,796    Moody's Corp.                                        1,609,388
--------------------------------------------------------------------------------
                                                                     9,283,878
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 5.8%
--------------------------------------------------------------------------------
      18,720    Costco Wholesale Corporation                           839,030
--------------------------------------------------------------------------------
      58,960    Sysco Corp.                                          2,133,762
--------------------------------------------------------------------------------
     150,639    Wal-Mart Stores, Inc.                                7,260,801
--------------------------------------------------------------------------------
      49,152    Walgreen Co.                                         2,260,500
--------------------------------------------------------------------------------
      10,160    Whole Foods Market, Inc.                             1,201,928
--------------------------------------------------------------------------------
                                                                    13,696,021
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
      15,460    Wrigley (Wm.) Jr. Company                            1,064,266
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 7.4%
--------------------------------------------------------------------------------
      22,413    Biomet Inc.                                            776,386
--------------------------------------------------------------------------------
     148,573    Boston Scientific Corp.(1)                           4,011,472
--------------------------------------------------------------------------------
     108,255    Medtronic, Inc.                                      5,606,527
--------------------------------------------------------------------------------
      28,462    St. Jude Medical, Inc.(1)                            1,241,228
--------------------------------------------------------------------------------
      40,730    Stryker Corp.                                        1,937,119
--------------------------------------------------------------------------------
      44,662    Varian Medical
                Systems, Inc.(1)                                     1,667,232
--------------------------------------------------------------------------------
      27,875    Zimmer Holdings Inc.(1)                              2,123,239
--------------------------------------------------------------------------------
                                                                    17,363,203
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 2.1%
--------------------------------------------------------------------------------
      93,934    UnitedHealth
                Group Incorporated                                   4,897,719
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 5.0%
--------------------------------------------------------------------------------
      75,129    Carnival Corporation                                 4,098,287
--------------------------------------------------------------------------------
      20,910    Cheesecake Factory Inc.(1)                             726,204
--------------------------------------------------------------------------------
     168,011    International
                Game Technology                                      4,729,509
--------------------------------------------------------------------------------
       8,369    PF Chang's China
                Bistro, Inc.(1)                                        493,604
--------------------------------------------------------------------------------
      32,422    Starbucks Corporation(1)                             1,674,921
--------------------------------------------------------------------------------
                                                                    11,722,525
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.7%
--------------------------------------------------------------------------------
       9,245    Colgate-Palmolive Co.                                  461,418
--------------------------------------------------------------------------------
      67,390    Procter & Gamble Co. (The)                           3,554,822
--------------------------------------------------------------------------------
                                                                     4,016,240
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

VP Ultra - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.1%
--------------------------------------------------------------------------------
      16,100    3M Co.                                            $  1,164,030
--------------------------------------------------------------------------------
      22,903    General Electric Co.                                   793,589
--------------------------------------------------------------------------------
     102,370    Tyco International Ltd.                              2,989,204
--------------------------------------------------------------------------------
                                                                     4,946,823
--------------------------------------------------------------------------------

INSURANCE -- 6.0%
--------------------------------------------------------------------------------
      48,189    Aflac Inc.                                           2,085,620
--------------------------------------------------------------------------------
      17,106    Ambac Financial Group, Inc.                          1,193,315
--------------------------------------------------------------------------------
      45,495    American International
                Group, Inc.                                          2,643,260
--------------------------------------------------------------------------------
       2,430    Berkshire
                Hathaway Inc. Cl B(1)                                6,763,904
--------------------------------------------------------------------------------
      14,360    Progressive Corp.                                    1,418,912
--------------------------------------------------------------------------------
                                                                    14,105,011
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 3.9%
--------------------------------------------------------------------------------
     126,449    Amazon.com, Inc.(1)                                  4,182,933
--------------------------------------------------------------------------------
     154,808    eBay Inc.(1)                                         5,110,212
--------------------------------------------------------------------------------
                                                                     9,293,145
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 1.9%
--------------------------------------------------------------------------------
       3,510    Google Inc. Cl A(1)                                  1,032,467
--------------------------------------------------------------------------------
      97,210    Yahoo! Inc.(1)                                       3,368,326
--------------------------------------------------------------------------------
                                                                     4,400,793
--------------------------------------------------------------------------------

IT SERVICES -- 6.4%
--------------------------------------------------------------------------------
     146,101    Accenture Ltd. Cl A(1)                               3,312,110
--------------------------------------------------------------------------------
      65,652    Checkfree Corp.(1)                                   2,236,107
--------------------------------------------------------------------------------
     151,710    First Data Corp.                                     6,089,639
--------------------------------------------------------------------------------
     108,982    Paychex, Inc.                                        3,546,274
--------------------------------------------------------------------------------
                                                                    15,184,130
--------------------------------------------------------------------------------

MACHINERY -- 0.4%
--------------------------------------------------------------------------------
      15,860    Danaher Corp.                                          830,112
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.3%
--------------------------------------------------------------------------------
      11,373    Kohl's Corp.(1)                                        635,864
--------------------------------------------------------------------------------
      45,194    Target Corporation                                   2,459,006
--------------------------------------------------------------------------------
                                                                     3,094,870
--------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.4%
--------------------------------------------------------------------------------
      19,710    Zebra Technologies
                Corp. Cl A(1)                                          863,101
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 2.2%
--------------------------------------------------------------------------------
      20,326    Apache Corp.                                         1,313,060
--------------------------------------------------------------------------------
      52,130    Exxon Mobil Corp.                                    2,995,911
--------------------------------------------------------------------------------
       9,620    Kinder Morgan, Inc.                                    800,384
--------------------------------------------------------------------------------
                                                                     5,109,355
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
      12,999    Alberto-Culver
                Company Cl B                                           563,247
--------------------------------------------------------------------------------
      67,558    Avon Products, Inc.                                  2,557,070
--------------------------------------------------------------------------------
                                                                     3,120,317
--------------------------------------------------------------------------------

Shares/Principal Amount                                               Value
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 7.1%
--------------------------------------------------------------------------------
      18,555    American Pharmaceutical
                Partners Inc.(1)                                  $    765,394
--------------------------------------------------------------------------------
      24,946    Eli Lilly and Company                                1,389,742
--------------------------------------------------------------------------------
      54,336    Johnson & Johnson                                    3,531,840
--------------------------------------------------------------------------------
      38,690    Novartis AG ORD                                      1,843,100
--------------------------------------------------------------------------------
     162,854    Pfizer, Inc.                                         4,491,513
--------------------------------------------------------------------------------
     150,074    Teva Pharmaceutical
                Industries Ltd. ADR                                  4,673,304
--------------------------------------------------------------------------------
                                                                    16,694,893
--------------------------------------------------------------------------------

SEMICONDUCTORS
& SEMICONDUCTOR EQUIPMENT -- 3.7%
--------------------------------------------------------------------------------
     424,710    ARM Holdings plc ORD                                   861,226
--------------------------------------------------------------------------------
     126,460    Intel Corp.                                          3,295,547
--------------------------------------------------------------------------------
      18,584    KLA-Tencor Corp.                                       812,121
--------------------------------------------------------------------------------
      53,399    Maxim Integrated
                Products, Inc.                                       2,040,376
--------------------------------------------------------------------------------
      54,021    Microchip Technology Inc.                            1,600,102
--------------------------------------------------------------------------------
                                                                     8,609,372
--------------------------------------------------------------------------------

SOFTWARE -- 5.5%
--------------------------------------------------------------------------------
      78,188    Electronic Arts Inc.(1)                              4,426,222
--------------------------------------------------------------------------------
      30,144    Intuit Inc.(1)                                       1,359,796
--------------------------------------------------------------------------------
     153,765    Microsoft Corporation                                3,819,522
--------------------------------------------------------------------------------
      17,015    NAVTEQ Corp.(1)                                        632,618
--------------------------------------------------------------------------------
      96,835    Oracle Corp.(1)                                      1,278,222
--------------------------------------------------------------------------------
      67,886    Symantec Corp.(1)                                    1,475,842
--------------------------------------------------------------------------------
                                                                    12,992,222
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 4.8%
--------------------------------------------------------------------------------
      85,978    Bed Bath & Beyond Inc.(1)                            3,592,161
--------------------------------------------------------------------------------
      81,370    Carmax, Inc.(1)                                      2,168,511
--------------------------------------------------------------------------------
      67,122    Lowe's Companies, Inc.                               3,907,842
--------------------------------------------------------------------------------
      56,835    PETsMART, Inc.                                       1,724,942
--------------------------------------------------------------------------------
                                                                    11,393,456
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.8%
--------------------------------------------------------------------------------
      30,360    Golden West Financial Corp.                          1,954,577
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $212,280,440)                                                233,452,930
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.6%

  $3,800,000    FHLMC Discount Notes,
                2.60%, 7/1/05(2)
(Cost $3,800,000)                                                    3,800,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 100.6%
(Cost $216,080,440)                                                237,252,930
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.6)%                             (1,410,206)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $235,842,724
================================================================================

See Notes to Financial Statements.                                   (continued)

------
9

VP Ultra - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

   Contracts to Sell      Settlement Date      Value     Unrealized Gain (Loss)
--------------------------------------------------------------------------------

1,171,339  CHF for USD       7/29/2005        $915,636          $2,514
                                             ===================================

(Value on Settlement Date $918,150)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future
 -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CHF = Swiss Franc
FHLMC = Federal Home Loan Mortgage Corporation
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $216,080,440)             $237,252,930
----------------------------------------------------------
Receivable for investments sold                                       1,369,506
----------------------------------------------------------
Receivable for forward foreign currency contracts                         2,514
----------------------------------------------------------
Dividends and interest receivable                                        86,224
--------------------------------------------------------------------------------
                                                                    238,711,174
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                          441,992
----------------------------------------------------------
Payable for investments purchased                                     2,218,425
----------------------------------------------------------
Accrued management fees                                                 181,252
----------------------------------------------------------
Distribution fees payable                                                26,781
--------------------------------------------------------------------------------
                                                                      2,868,450
--------------------------------------------------------------------------------

NET ASSETS                                                         $235,842,724
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $225,770,817
----------------------------------------------------------
Accumulated net investment loss                                        (136,590)
----------------------------------------------------------
Accumulated net realized loss on investment transactions            (10,966,507)
----------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and
liabilities in foreign currencies                                    21,175,004
--------------------------------------------------------------------------------
                                                                   $235,842,724
================================================================================

CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $100,419,535
----------------------------------------------------------
Shares outstanding                                                   10,294,368
----------------------------------------------------------
Net asset value per share                                                 $9.75
--------------------------------------------------------------------------------

CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $134,273,886
----------------------------------------------------------
Shares outstanding                                                   13,816,838
----------------------------------------------------------
Net asset value per share                                                 $9.72
--------------------------------------------------------------------------------

CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,149,303
----------------------------------------------------------
Shares outstanding                                                      117,918
----------------------------------------------------------
Net asset value per share                                                 $9.75
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Dividends (net of foreign taxes withheld of $2,945)               $    859,281
------------------------------------------------------------
Interest                                                                57,469
--------------------------------------------------------------------------------
                                                                       916,750
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                        915,289
------------------------------------------------------------
Distribution fees - Class II                                           133,968
------------------------------------------------------------
Directors' fees and expenses                                             2,043
------------------------------------------------------------
Other expenses                                                           2,040
--------------------------------------------------------------------------------
                                                                     1,053,340
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                   (136,590)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
------------------------------------------------------------
Investments                                                          3,931,965
------------------------------------------------------------
Foreign currency transactions                                           70,930
--------------------------------------------------------------------------------
                                                                     4,002,895
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
------------------------------------------------------------
Investments                                                        (10,635,880)
------------------------------------------------------------
Translation of assets and liabilities in foreign currencies              2,514
--------------------------------------------------------------------------------
                                                                   (10,633,366)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                    (6,630,471)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (6,767,061)
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                   2005           2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                 $   (136,590)  $    (18,529)
---------------------------------------------
Net realized gain (loss)                               4,002,895     (2,876,285)
---------------------------------------------
Change in net unrealized appreciation                (10,633,366)    17,043,422
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                             (6,767,061)    14,148,608
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                            70,170,018     67,757,147
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            63,402,957      81,905,75

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  172,439,767     90,534,012
--------------------------------------------------------------------------------
End of period                                       $235,842,724   $172,439,767
================================================================================

Accumulated net investment loss                        $(136,590)        --
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth. The fund pursues this objective by investing primarily in equity securities of large companies that management believes will increase in value over time. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract

(continued)

------
14

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

amount of purchases and sales of foreign currency contracts in their currency.
The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign  currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2004, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $11,917,717, which may be used to offset future taxable gains. Capital loss carryovers of $536,838, $6,291,207,
$2,696,809, and $2,392,863 expire in 2009, 2010, 2011, and 2012, respectively.

The fund has elected to treat $27,217 of net capital losses and $413 of net foreign currency losses incurred in the two-month period ended December 31,
2004, as having been incurred in the following fiscal year for federal income tax purposes.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
15

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
                                             CLASSES I & III       CLASS II
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $20 billion                                1.000%             0.900%
--------------------------------------------------------------------------------
Next $10 billion                                 0.950%             0.850%
--------------------------------------------------------------------------------
Next $10 billion                                 0.925%             0.825%
--------------------------------------------------------------------------------
Next $10 billion                                 0.900%             0.800%
--------------------------------------------------------------------------------
Over $50 billion                                 0.875%             0.775%
--------------------------------------------------------------------------------

The effective annual management fee for Class I, Class II, and Class III for the six months ended June 30, 2005 was 1.00%, 0.90%, and 1.00%, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

(continued)

------
16

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2005, were as follows:

--------------------------------------------------------------------------------
Purchases                                                          $151,102,919
--------------------------------------------------------------------------------
Proceeds from sales                                                $ 81,046,902
--------------------------------------------------------------------------------

As of June 30, 2005, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $219,590,136
================================================================================
Gross tax appreciation of investments                              $21,999,345
--------------------------------------------------------
Gross tax depreciation of investments                               (4,336,551)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $17,662,794
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                   100,000,000
================================================================================
Sold                                                  3,755,800    $36,592,052
---------------------------------------
Redeemed                                             (1,288,312)   (12,495,910)
--------------------------------------------------------------------------------
Net increase                                          2,467,488    $24,096,142
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                                   100,000,000
================================================================================
Sold                                                  3,735,540    $35,341,701
---------------------------------------
Redeemed                                             (2,811,906)   (26,216,746)
--------------------------------------------------------------------------------
Net increase                                            923,634    $ 9,124,955
================================================================================
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                  5,295,572    $51,503,495
---------------------------------------
Redeemed                                               (563,359)    (5,449,307)
--------------------------------------------------------------------------------
Net increase                                          4,732,213    $46,054,188
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                  6,958,666    $65,484,970
---------------------------------------
Redeemed                                               (801,662)    (7,401,195)
--------------------------------------------------------------------------------
Net increase                                          6,157,004    $58,083,775
================================================================================

(continued)

------
17

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                   SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS III
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                50,000,000
================================================================================
Sold                                              1,442,567     $ 13,391,001
---------------------------------------
Redeemed                                         (1,419,864)     (13,371,313)(1)
--------------------------------------------------------------------------------
Net increase                                         22,703     $     19,688
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                                50,000,000
================================================================================
Sold                                                126,524     $  1,178,538
---------------------------------------
Redeemed                                            (68,242)        (630,121)(2)
--------------------------------------------------------------------------------
Net increase                                         58,282     $    548,417
================================================================================

(1) Net of redemption fees of $134,200.
(2) Net of redemption fees of $1,361.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

------
18

VP Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                                    CLASS I
---------------------------------------------------------------------------------------------------
                                               2005(1)      2004      2003      2002      2001(2)
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $10.16      $9.18     $7.35     $9.53      $10.00
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(3)                --(4)      --(4)    (0.01)     0.02        --(4)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)       (0.42)      0.98      1.84     (2.18)      (0.47)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations              (0.42)      0.98      1.83     (2.16)      (0.47)
---------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                     --         --         --      (0.02)       --
---------------------------------------------------------------------------------------------------
Redemption Fee(5)                                0.01       --(4)      --        --         --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $9.75     $10.16     $9.18     $7.35       $9.53
===================================================================================================
  TOTAL RETURN(6)                               (4.04)%    10.68%    24.90%   (22.71)%     (4.70)%

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.00%(7)     1.00%     1.01%      1.00%    1.00%(7)
-------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        (0.05)%(7)     0.05%   (0.15%)      0.19%    0.16%(7)
-------------------------------------------
Portfolio Turnover Rate                             42%       45%      111%       168%         48%
-------------------------------------------
Net Assets, End of Period
(in thousands)                                 $100,420   $79,489   $63,364    $31,621     $30,801
---------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) May 1, 2001 (inception) through December 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Effective January 1, 2004, the fund adopted the provisions of the revised
    AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to
    January 1, 2004, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

------
19

See Notes to Financial Statements.

VP Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------
                                                         CLASS II
------------------------------------------------------------------------------------
                                          2005(1)      2004      2003      2002(2)
------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $10.13      $9.16     $7.34       $9.16
------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(3)          (0.01)      --(4)    (0.03)       --(4)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   (0.41)      0.97      1.85       (1.81)
------------------------------------------------------------------------------------
  Total From Investment Operations         (0.42)      0.97      1.82       (1.81)
------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income                 --        --         --        (0.01)
------------------------------------------------------------------------------------
Redemption Fee(5)                           0.01       --(4)      --         --
------------------------------------------------------------------------------------
Net Asset Value, End of Period             $9.72     $10.13     $9.16       $7.34
====================================================================================
  TOTAL RETURN(6)                          (4.05)%    10.59%    24.80%     (19.80)%

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.15%(7)     1.15%     1.16%     1.15%(7)
-------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                   (0.20)%(7)   (0.10)%   (0.30)%     0.07%(7)
-------------------------------------
Portfolio Turnover Rate                        42%       45%      111%      168%(8)
-------------------------------------
Net Assets, End of Period
(in thousands)                            $134,274   $91,984   $26,831       $2,635
------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) May 1, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Effective January 1, 2004, the fund adopted the provisions of the revised
    AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to
    January 1, 2004, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7)  Annualized.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
20

VP Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------
                                                        CLASS III
---------------------------------------------------------------------------------
                                          2005(1)     2004     2003     2002(2)
---------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------
Net Asset Value, Beginning of Period      $10.15      $9.17    $7.34     $9.08
------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(3)           0.01       0.01    (0.02)     0.01
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   (0.42)      0.97     1.85     (1.74)
---------------------------------------------------------------------------------
  Total From Investment Operations         (0.41)      0.98     1.83     (1.73)
---------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                 --        --        --      (0.01)
---------------------------------------------------------------------------------
Redemption Fee(4)                           0.01       --(5)     --        --
---------------------------------------------------------------------------------
Net Asset Value, End of Period             $9.75     $10.15    $9.17     $7.34
=================================================================================
  TOTAL RETURN(6)                          (3.94)%    10.69%   24.93%   (19.02)%

---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.00%(7)     1.00%    1.01%   1.00%(7)
------------------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets                   (0.05)%(7)     0.05%  (0.15)%   0.14%(7)
------------------------------------
Portfolio Turnover Rate                        42%       45%     111%    168%(8)
------------------------------------
Net Assets, End of Period
(in thousands)                              $1,149      $966     $339       $257
---------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) May 13, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Effective January 1, 2004, the fund adopted the provisions of the revised
    AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to
    January 1, 2004, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(5) Per-share amount was less than $0.005.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
21

Approval of Management Agreement for VP Ultra

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process--referred to as the "15(c) Process"--involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "Independent
15(c) Providers") concerning VP Ultra (the "fund") and the services provided to the fund under the management agreement. The information included, but was not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning similar funds;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in private session to review and discuss the information provided and evaluate the advisor's performance as manager of the fund.

(continued)

------
22

Approval of Management Agreement for VP Ultra

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objective and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the fund. If performance concerns are identified, the
Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Annually, the Directors review

(continued)

------
23

Approval of Management Agreement for VP Ultra

detailed performance information, as provided by the Independent 15(c)
Providers, comparing the fund's performance with that of similar funds not managed by the advisor. During the past year, VP Ultra's performance was above the median performance of its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to provide additional content and services for fund shareholders. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various services to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

(continued)

------
24

Approval of Management Agreement for VP Ultra

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was near the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are modest in comparison to the funds and that, in any event, the addition of such other assets to the assets of the funds that

(continued)

------
25

Approval of Management Agreement for VP Ultra

use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists by accelerating fee reductions as breakpoints are reached at lower fund asset levels.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and the
Independent 15(c) Providers, negotiated changes to the breakpoint schedule used to calculate the management fee. These changes were proposed by the Directors based on their review of the competitive changes in the mutual fund marketplace and their review of financial information provided by the advisor. The new schedule, effective July 29, 2005, will accelerate management fee reductions at lower asset levels than under the existing structure. Following these negotiations with the advisor, the independent directors concluded that the investment management agreement between the fund and the advisor, amended as described above, is fair and reasonable in light of the services provided and should be renewed.

------
26

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
27

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0508
SH-SAN-44739

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

American Century
Variable Portfolios
SEMIANNUAL REPORT

[photo of man and woman]

JUNE 30, 2005

VP Value Fund

[american century investments logo and text logo]

[blank page]

VP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Value - Performance

TOTAL RETURNS AS OF JUNE 30, 2005
                                           ------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE        INCEPTION
                                  1 YEAR      5 YEARS   INCEPTION        DATE
--------------------------------------------------------------------------------
CLASS I                            8.08%      12.42%      10.69%        5/1/96
--------------------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX(1)       14.09%       7.23%      10.77%          --
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                   6.32%      -2.37%       8.47%          --
--------------------------------------------------------------------------------
LIPPER MULTI-CAP VALUE INDEX(1)   10.95%       7.28%       9.36%          --
--------------------------------------------------------------------------------
Class II                           7.90%         --        7.67%        8/14/01
--------------------------------------------------------------------------------
Class III                          8.08%         --        8.93%        5/6/02
--------------------------------------------------------------------------------

(1)  (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
     Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc -- A Reuters Company and may be incomplete.
     No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                     (continued)

------
2

VP Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 1, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended June 30
---------------------------------------------------------------------------------------------------
                  1996*   1997    1998    1999     2000     2001     2002    2003    2004    2005
---------------------------------------------------------------------------------------------------
Class I           2.75%  23.86%  17.80%  11.98%  -15.88%   31.94%    1.12%  -0.49%  25.20%   8.08%
---------------------------------------------------------------------------------------------------
Russell 3000
Value Index       1.24%  32.66%  27.95%  14.39%   -8.38%   11.64%   -7.75%  -1.23%  22.14%  14.09%
---------------------------------------------------------------------------------------------------
S&P 500 Index     2.89%  34.70%  30.16%  22.76%    7.25%  -14.83%  -17.99%   0.25%  19.11%   6.32%
---------------------------------------------------------------------------------------------------
Lipper Multi-Cap
Value Index       0.73%  28.73%  20.39%   9.61%   -6.66%   15.14%  -10.89%   2.13%  22.22%  10.95%
---------------------------------------------------------------------------------------------------

* From 5/1/96, the Class I inception date, to 6/30/96. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP Value - Portfolio Commentary

PORTFOLIO MANAGERS ON THE VP VALUE INVESTMENT TEAM: MICHAEL LISS, PHIL DAVIDSON
AND SCOTT MOORE.

VP Value gained 0.42%* during the six months ended June 30, 2005, trailing the
Lipper Multi-Cap Value Index, which was up 0.99%.

Looking longer term, from the fund's inception on May 1, 1996, VP Value has produced an average annualized return of 10.69%, well ahead of the 9.36% figure posted by the Lipper Multi-Cap Value Index.

CHOPPY PERIOD FOR INVESTORS

Investors endured a choppy first half of 2005. Stock market optimism waned during the first quarter as investors worried about the dampening effects of rising energy and commodity prices, higher interest rates and inflation. Against this backdrop, the three major stock market indices were down for the first three months of the year.

The second quarter was somewhat brighter, with the S&P 500 Index and Nasdaq
Composite both up for the three months (though not enough to offset their first-quarter losses). Inflation remained contained and the economy remained relatively strong as an improving labor market and rising incomes enabled consumers to weather the effect of rising oil prices. Toward the end of June, however, some of the optimism appeared to fade as oil prices broke the
$60-per-barrel barrier and the Federal Reserve raised its target interest rate for the ninth time in the past 12 months.

ENERGY LED PORTFOLIO

Energy stocks proved to be VP Value's largest contributors to absolute performance, with Unocal Corp. emerging as the portfolio's top-contributing security. Unocal, which reported record first-quarter earnings, also received merger proposals from Chevron Corp. and CNOOC Limited, an affiliate of China
National Offshore Oil Co. We concentrated on large, integrated oil companies, and were rewarded for our investments in Exxon Mobil Corp., Royal Dutch
Petroleum Co., ConocoPhillips and BP plc. In general, they benefited from rising oil and gas prices, and widening margins in refining and petrochemicals. Each of these companies delivered strong operating results and several increased their dividends.

TOP TEN HOLDINGS
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         6/30/05              12/31/04
--------------------------------------------------------------------------------
American International
Group, Inc.                               4.9%                  3.7%
--------------------------------------------------------------------------------
Kraft Foods Inc. Cl A                     3.4%                  2.1%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         2.4%                  2.2%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.3%                  2.7%
--------------------------------------------------------------------------------
Republic Services, Inc. Cl A              2.2%                  2.4%
--------------------------------------------------------------------------------
Marsh & McLennan
Companies Inc.                            2.0%                  2.1%
--------------------------------------------------------------------------------
Unilever N.V. New York Shares             1.9%                  2.2%
--------------------------------------------------------------------------------
BP plc ADR                                1.9%                  1.2%
--------------------------------------------------------------------------------
Bank of America Corp.                     1.9%                  1.8%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      1.8%                  2.3%
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary are for
  Class I shares. Returns for periods less than one year
  are not annualized.                                                (continued)

------
4

VP Value - Portfolio Commentary

HEALTH CARE ADDS VALUE

Health care holdings represented another bright spot, with health care providers
Universal Health Services, Inc. (UHS) and HCA Inc. both strong contributors.
UHS, one of the country's largest hospital management companies, reported higher-than-expected first-quarter earnings as margins improved significantly.
UHS also announced a share repurchase program in June. Meanwhile, improved bad debt trends, increased volumes and expense management enabled HCA, the operator of the largest U.S. hospital chain, to exceed its first-quarter guidance.

UTILITIES UP

Utility stocks also proved successful. On the electric side, FPL Group Inc. led our investments. This public utility holding company's main subsidiary is
Florida Power and Light Co. The company increased its dividend twice in 2004 and once in 2005 for a total increase of 18.3% -- a sign of its strong position and of the importance of dividends to its total return. Our gas utilities were led by WGL Holdings, Inc., the parent company of Washington Gas Light Co., which serves metropolitan Washington, D.C. and surrounding regions in Virginia and
Maryland.

FINANCIALS DETRACT

Financial companies slowed our progress the most. Insurance giant American
International Group Inc. was hurt by investigations of whether its use of non-traditional or "finite" insurance enabled clients to mask losses. Marsh &
McLennan Cos., the world's largest insurance broker, saw first-quarter profits fall considerably after reaching a settlement with the New York State Attorney
General following accusations of bid-rigging and steering work to a select group of insurers. In both cases, we believe the issues affecting these industry leaders are manageable and we have maintained our positions.

Our largest detractor in absolute terms was The New York Times Co. The nation's third-largest newspaper publisher said revenue from national advertisers fell as technology and financial companies reduced spending on newspaper ads. We continue to own the position.

LOOKING AHEAD

We will continue to adhere to our discipline of seeking well-managed companies that appear to be temporarily undervalued for reasons unrelated to the firms'
fundamental or financial health.

TOP FIVE INDUSTRIES
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        6/30/05              12/31/04
--------------------------------------------------------------------------------
Insurance                                10.0%                 10.9%
--------------------------------------------------------------------------------
Food Products                             7.7%                  5.7%
--------------------------------------------------------------------------------
Oil, Gas, &
Consumable Fuels                          7.2%                  6.4%
--------------------------------------------------------------------------------
Commercial Banks                          6.1%                  6.6%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                4.6%                  4.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        6/30/05              12/31/04
--------------------------------------------------------------------------------
Common Stocks                            96.8%                 95.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.4%                  4.8%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                          (0.2)%                (0.3)%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                     (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      EXPENSES PAID
                        BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                       ACCOUNT VALUE  ACCOUNT VALUE     1/1/05 -       EXPENSE
                          1/1/05         6/30/05         6/30/05       RATIO*
--------------------------------------------------------------------------------
VP VALUE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Class I                   $1,000       $1,004.20         $4.62         0.93%
--------------------------------------------------------------------------------
Class II                  $1,000       $1,003.70         $5.37         1.08%
--------------------------------------------------------------------------------
Class III                 $1,000       $1,004.20         $4.62         0.93%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Class I                   $1,000       $1,020.18         $4.66         0.93%
--------------------------------------------------------------------------------
Class II                  $1,000       $1,019.44         $5.41         1.08%
--------------------------------------------------------------------------------
Class III                 $1,000       $1,020.18         $4.66         0.93%
--------------------------------------------------------------------------------

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

VP Value - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.8%

AEROSPACE & DEFENSE -- 2.8%
--------------------------------------------------------------------------------
        1,345,600   Honeywell International Inc.                 $   49,289,328
--------------------------------------------------------------------------------
          542,168   Northrop Grumman Corp.                           29,954,782
--------------------------------------------------------------------------------
                                                                     79,244,110
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 1.1%
--------------------------------------------------------------------------------
          438,100   United Parcel
                    Service, Inc. Cl B                               30,298,996
--------------------------------------------------------------------------------

AIRLINES -- 0.3%
--------------------------------------------------------------------------------
          587,300   Southwest Airlines Co.                            8,181,089
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.7%
--------------------------------------------------------------------------------
        1,110,645   Cooper Tire & Rubber                             20,624,678
--------------------------------------------------------------------------------

AUTOMOBILES -- 1.7%
--------------------------------------------------------------------------------
        1,350,200   Toyota Motor Corp. ORD                           48,369,374
--------------------------------------------------------------------------------

BEVERAGES -- 3.5%
--------------------------------------------------------------------------------
        1,048,400   Anheuser-Busch Companies, Inc.                   47,964,300
--------------------------------------------------------------------------------
          382,000   Coca-Cola Company (The)                          15,948,500
--------------------------------------------------------------------------------
          988,100   Coca-Cola Enterprises                            21,748,081
--------------------------------------------------------------------------------
          283,500   PepsiCo, Inc.                                    15,289,155
--------------------------------------------------------------------------------
                                                                    100,950,036
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
          702,400   Masco Corp.                                      22,308,224
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.4%
--------------------------------------------------------------------------------
          176,615   Edwards (A.G.), Inc.                              7,974,167
--------------------------------------------------------------------------------
          883,700   Merrill Lynch & Co., Inc.                        48,612,337
--------------------------------------------------------------------------------
          197,500   Morgan Stanley                                   10,362,825
--------------------------------------------------------------------------------
                                                                     66,949,329
--------------------------------------------------------------------------------

CHEMICALS -- 3.1%
--------------------------------------------------------------------------------
          742,581   du Pont (E.I.) de
                    Nemours & Co.                                    31,938,409
--------------------------------------------------------------------------------
          900,906   Ecolab Inc.                                      29,153,318
--------------------------------------------------------------------------------
          422,588   Minerals Technologies Inc.                       26,031,421
--------------------------------------------------------------------------------
                                                                     87,123,148
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 6.1%
--------------------------------------------------------------------------------
        1,173,100   Bank of America Corp.                            53,505,091
--------------------------------------------------------------------------------
          392,077   BB&T Corporation                                 15,671,318
--------------------------------------------------------------------------------
          108,492   Marshall & Ilsley Corp.                           4,822,469
--------------------------------------------------------------------------------
          895,308   SunTrust Banks, Inc.                             64,677,050
--------------------------------------------------------------------------------
        1,240,800   U.S. Bancorp                                     36,231,360
--------------------------------------------------------------------------------
                                                                    174,907,288
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 4.6%
--------------------------------------------------------------------------------
          370,431    Avery Dennison Corp.                            19,618,026
--------------------------------------------------------------------------------
        1,751,826    Republic Services, Inc. Cl A                    63,083,254
--------------------------------------------------------------------------------
        1,702,217    Waste Management, Inc.                          48,240,830
--------------------------------------------------------------------------------
                                                                    130,942,110
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.2%
--------------------------------------------------------------------------------
          303,000   Nokia Oyj ADR                                $    5,041,920
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 1.9%
--------------------------------------------------------------------------------
          180,200   Diebold, Inc.                                     8,128,822
--------------------------------------------------------------------------------
          603,100   International Business
                    Machines Corp.                                   44,750,020
--------------------------------------------------------------------------------
                                                                     52,878,842
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.8%
--------------------------------------------------------------------------------
          421,600   Standard and Poor's 500
                    Depositary Receipt                               50,220,992
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
          789,200   Citigroup Inc.                                   36,484,716
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 2.4%
--------------------------------------------------------------------------------
          538,602   Commonwealth Telephone
                    Enterprise Inc.                                  22,572,810
--------------------------------------------------------------------------------
          666,728   SBC Communications Inc.                          15,834,790
--------------------------------------------------------------------------------
          866,100   Verizon Communications                           29,923,755
--------------------------------------------------------------------------------
                                                                     68,331,355
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.8%
--------------------------------------------------------------------------------
          360,387   FPL Group, Inc.                                  15,157,877
--------------------------------------------------------------------------------
          259,986   IDACORP, Inc.                                     7,963,371
--------------------------------------------------------------------------------
                                                                     23,121,248
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.6%
--------------------------------------------------------------------------------
          706,400   Emerson Electric Co.                             44,241,832
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 1.2%
--------------------------------------------------------------------------------
        2,831,310   AVX Corporation                                  34,315,477
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 1.8%
--------------------------------------------------------------------------------
        1,072,100   Wal-Mart Stores, Inc.                            51,675,220
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 7.7%
--------------------------------------------------------------------------------
          155,009   Campbell Soup Company                             4,769,627
--------------------------------------------------------------------------------
          963,600   ConAgra Foods, Inc.                              22,316,976
--------------------------------------------------------------------------------
          481,500   General Mills, Inc.                              22,529,385
--------------------------------------------------------------------------------
          502,200   Kellogg Co.                                      22,317,768
--------------------------------------------------------------------------------
        3,063,005   Kraft Foods Inc. Cl A                            97,434,188
--------------------------------------------------------------------------------
          832,000   Unilever N.V. New York Shares                    53,938,560
--------------------------------------------------------------------------------
                                                                    223,306,504
--------------------------------------------------------------------------------

GAS UTILITIES -- 0.8%
--------------------------------------------------------------------------------
          663,400   WGL Holdings Inc.                                22,316,776
---------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 0.6%
---------------------------------------------------------------------------------
          259,400   Beckman Coulter Inc.                             16,490,058
---------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 0.1%
---------------------------------------------------------------------------------
           55,039   Universal Health
                    Services, Inc. Cl B                               3,422,325
---------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

VP Value - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
--------------------------------------------------------------------------------
          190,043   Brinker International, Inc.(1)               $    7,611,222
--------------------------------------------------------------------------------
          427,170   Outback Steakhouse, Inc.                         19,325,171
--------------------------------------------------------------------------------
          558,796   Speedway Motorsports Inc.                        20,429,582
--------------------------------------------------------------------------------
                                                                     47,365,975
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.7%
--------------------------------------------------------------------------------
          265,778   Whirlpool Corp.                                  18,633,696
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.8%
--------------------------------------------------------------------------------
          838,700   Kimberly-Clark Corp.                             52,494,233
--------------------------------------------------------------------------------

INSURANCE -- 10.0%
--------------------------------------------------------------------------------
        2,384,223   American International
                    Group, Inc.                                     138,523,356
--------------------------------------------------------------------------------
              540   Berkshire Hathaway Inc. Cl A(1)                  45,090,000
--------------------------------------------------------------------------------
           86,192   Chubb Corp.                                       7,378,897
--------------------------------------------------------------------------------
          815,293   Horace Mann Educators Corp.                      15,343,814
--------------------------------------------------------------------------------
          480,200   Jefferson-Pilot Corp.                            24,211,684
--------------------------------------------------------------------------------
        2,080,622   Marsh & McLennan
                    Companies, Inc.                                  57,633,229
--------------------------------------------------------------------------------
                                                                    288,180,980
--------------------------------------------------------------------------------

IT SERVICES -- 2.4%
--------------------------------------------------------------------------------
        1,614,400   Accenture Ltd. Cl A(1)                           36,598,448
--------------------------------------------------------------------------------
          665,472   DST Systems, Inc.(1)                             31,144,090
--------------------------------------------------------------------------------
                                                                     67,742,538
--------------------------------------------------------------------------------

MACHINERY -- 1.2%
--------------------------------------------------------------------------------
          931,010   Dover Corp.                                      33,870,144
--------------------------------------------------------------------------------

MEDIA -- 2.9%
--------------------------------------------------------------------------------
          472,740   Dow Jones & Co. Inc.                             16,758,633
--------------------------------------------------------------------------------
        1,518,533   New York Times Co. (The) Cl A                    47,302,303
--------------------------------------------------------------------------------
          285,882   Tribune Co.                                      10,057,329
--------------------------------------------------------------------------------
          224,400   Valassis Communications, Inc.(1)                  8,314,020
--------------------------------------------------------------------------------
                                                                     82,432,285
--------------------------------------------------------------------------------

METALS & MINING -- 1.0%
--------------------------------------------------------------------------------
          410,400   Alcoa Inc.                                       10,723,752
--------------------------------------------------------------------------------
          444,000   Newmont Mining Corporation                       17,329,320
--------------------------------------------------------------------------------
                                                                     28,053,072
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 0.7%
--------------------------------------------------------------------------------
          491,400   Wisconsin Energy Corp.                           19,164,600
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.3%
--------------------------------------------------------------------------------
          775,400   Dollar General Corp.                             15,787,144
--------------------------------------------------------------------------------
          857,670   Family Dollar Stores, Inc.                       22,385,187
--------------------------------------------------------------------------------
                                                                     38,172,331
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 7.2%
--------------------------------------------------------------------------------
          864,378   BP plc ADR                                       53,919,900
--------------------------------------------------------------------------------
        1,210,200   Exxon Mobil Corp.                                69,550,193
--------------------------------------------------------------------------------
          592,913   Royal Dutch Petroleum Co.
                    New York Shares                                  38,480,054
--------------------------------------------------------------------------------
          679,227   Unocal Corp.                                     44,183,716
--------------------------------------------------------------------------------
                                                                    206,133,863
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
          246,100   Weyerhaeuser Co.                             $   15,664,265
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.0%
--------------------------------------------------------------------------------
          156,300   Abbott Laboratories                               7,660,263
--------------------------------------------------------------------------------
        1,119,324   Bristol-Myers Squibb Co.                         27,960,714
--------------------------------------------------------------------------------
          144,900   Eli Lilly and Company                             8,072,379
--------------------------------------------------------------------------------
          495,783   Merck & Co., Inc.                                15,270,116
--------------------------------------------------------------------------------
          269,107   Mylan Laboratories Inc.                           5,177,619
--------------------------------------------------------------------------------
          809,900   Pfizer, Inc.                                     22,337,042
--------------------------------------------------------------------------------
          972,703   Watson Pharmaceuticals, Inc.(1)                  28,753,100
--------------------------------------------------------------------------------
                                                                    115,231,233
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.8%
--------------------------------------------------------------------------------
          799,901   Union Pacific Corp.                              51,833,585
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
          685,900   Applied Materials, Inc.                          11,097,862
--------------------------------------------------------------------------------
          185,182   Intel Corp.                                       4,825,843
--------------------------------------------------------------------------------
                                                                     15,923,705
--------------------------------------------------------------------------------

SOFTWARE -- 2.8%
--------------------------------------------------------------------------------
          889,600   Microsoft Corporation                            22,097,664
--------------------------------------------------------------------------------
        1,121,065   Reynolds & Reynolds Co. Cl A                     30,302,387
--------------------------------------------------------------------------------
        1,710,013   Synopsys, Inc.(1)                                28,505,917
--------------------------------------------------------------------------------
                                                                     80,905,968
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.8%
--------------------------------------------------------------------------------
          815,600   Gap, Inc. (The)                                  16,108,100
--------------------------------------------------------------------------------
          513,400   Home Depot, Inc.                                 19,971,260
--------------------------------------------------------------------------------
          304,374   Sherwin-Williams Co.                             14,332,972
--------------------------------------------------------------------------------
                                                                     50,412,332
--------------------------------------------------------------------------------

TEXTILES, APPAREL &
LUXURY GOODS -- 0.8%
--------------------------------------------------------------------------------
          691,019   Jones Apparel Group, Inc.                        21,449,230
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 3.4%
--------------------------------------------------------------------------------
          497,100   Fannie Mae                                       29,030,640
--------------------------------------------------------------------------------
          783,067   Freddie Mac                                      51,079,460
--------------------------------------------------------------------------------
          241,222   MGIC Investment Corp.                            15,732,499
--------------------------------------------------------------------------------
                                                                     95,842,599
--------------------------------------------------------------------------------

TRADING COMPANIES &
DISTRIBUTORS -- 0.8%
--------------------------------------------------------------------------------
          407,445   Grainger (W.W.), Inc.                            22,323,912
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $2,565,229,149)                                             2,753,576,193
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

VP Value - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.4%

      $96,200,000   FHLMC Discount Notes,
                    2.60%, 7/1/05(2)
(Cost $96,200,000)                                               $   96,200,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 100.2%
(Cost $2,661,429,149)                                             2,849,776,193
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (0.2)%                                            (4,427,750)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                       $2,845,348,443
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                               Settlement                          Unrealized
    Contracts to Sell             Date               Value         Gain (Loss)
--------------------------------------------------------------------------------
   11,128,498 Euro for USD       7/29/05         $ 13,478,837       $(21,478)
--------------------------------------------------------------------------------
   19,292,845 Euro for USD       7/29/05           23,367,493        (31,544)
--------------------------------------------------------------------------------
   30,217,710 Euro for USD       7/29/05           36,599,690        (64,817)
--------------------------------------------------------------------------------
   10,127,820 GBP for USD        7/29/05           18,117,475         267,760
--------------------------------------------------------------------------------
   11,697,032 GBP for USD        7/29/05           20,924,610         304,684
--------------------------------------------------------------------------------
3,667,143,200 JPY for USD        7/29/05           33,165,926         269,309
--------------------------------------------------------------------------------
                                                 $145,654,031        $723,914
                                             ===================================

(Value on Settlement Date $146,377,945)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
FHLMC = Federal Home Loan Mortgage Corporation
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.
(2)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $2,661,429,149)         $2,849,776,193
-----------------------------------------------------------
Cash                                                                  5,477,222
-----------------------------------------------------------
Receivable for investments sold                                      29,591,625
-----------------------------------------------------------
Receivable for forward foreign currency exchange contracts              841,753
-----------------------------------------------------------
Dividends and interest receivable                                     3,077,540
--------------------------------------------------------------------------------
                                                                  2,888,764,333
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    41,071,538
-----------------------------------------------------------
Payable for forward foreign currency exchange contracts                 117,839
-----------------------------------------------------------
Accrued management fees                                               2,115,469
-----------------------------------------------------------
Distribution fees payable                                               111,044
--------------------------------------------------------------------------------
                                                                     43,415,890
--------------------------------------------------------------------------------

NET ASSETS                                                       $2,845,348,443
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                          $2,570,957,036
-----------------------------------------------------------
Undistributed net investment income                                  19,329,670
-----------------------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions                                    65,990,779
-----------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                                               189,070,958
--------------------------------------------------------------------------------
                                                                 $2,845,348,443
================================================================================

CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                       $2,286,894,265
-----------------------------------------------------------
Shares outstanding                                                  291,547,260
-----------------------------------------------------------
Net asset value per share                                                 $7.84
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $550,537,906
-----------------------------------------------------------
Shares outstanding                                                   70,191,090
-----------------------------------------------------------
Net asset value per share                                                 $7.84
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $7,916,272
-----------------------------------------------------------
Shares outstanding                                                    1,009,216
-----------------------------------------------------------
Net asset value per share                                                 $7.84
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------
Dividends (net of foreign taxes withheld of $509,334)             $  37,050,960
-----------------------------------------------------------
Interest                                                              1,165,523
--------------------------------------------------------------------------------
                                                                     38,216,483
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------
Management fees                                                      12,321,105
-----------------------------------------------------------
Distribution fees -- Class II                                           598,434
-----------------------------------------------------------
Directors' fees and expenses                                             22,463
-----------------------------------------------------------
Other expenses                                                            7,390
--------------------------------------------------------------------------------
                                                                     12,949,392
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                25,267,091
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
-----------------------------------------------------------
Investment transactions                                             124,820,376
-----------------------------------------------------------
Foreign currency transactions                                        13,756,876
--------------------------------------------------------------------------------
                                                                    138,577,252
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED APPRECIATION ON:
-----------------------------------------------------------
Investments                                                        (154,837,547)
-----------------------------------------------------------
Translation of assets and liabilities in foreign currencies           4,391,573
--------------------------------------------------------------------------------
                                                                   (150,445,974)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                    (11,868,722)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  13,398,369
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2005           2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                            $   25,267,091   $  26,676,920
----------------------------------------------
Netrealized gain                                    138,577,252     256,355,501
----------------------------------------------
Change in net unrealized appreciation              (150,445,974)     43,360,126
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            13,398,369     326,392,547
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------------
  Class I                                           (19,718,978)    (20,153,212)
----------------------------------------------
  Class II                                           (3,397,167)     (2,176,260)
----------------------------------------------
  Class III                                             (54,888)        (25,471)
----------------------------------------------
From net realized gains:
----------------------------------------------
  Class I                                          (228,154,534)    (15,633,098)
----------------------------------------------
  Class II                                          (47,630,651)     (1,997,564)
----------------------------------------------
  Class III                                            (635,071)        (19,758)
--------------------------------------------------------------------------------
Decrease in net assets from distributions          (299,591,289)    (40,005,363)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                          442,788,167     262,826,128
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          156,595,247     549,213,312

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                               2,688,753,196   2,139,539,884
--------------------------------------------------------------------------------
End of period                                    $2,845,348,443  $2,688,753,196
================================================================================

Undistributed net investment income                 $19,329,670     $17,233,612
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its investment objective by investing primarily in equity securities of companies management believes to be undervalued at the time of purchase. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain

                                                                    (continued)
------
14

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The fund has elected to treat $5,917,156 of net foreign currency losses and
$185,183 of net capital losses incurred in the two-month period ended December
31, 2004, as having been incurred in the following fiscal year for federal income tax purposes.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                   (continued)

------
15

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

                                            CLASSES I & III     CLASS II
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                               1.00%            0.90%
--------------------------------------------------------------------------------
Next $500 million                                0.95%            0.85%
--------------------------------------------------------------------------------
Over $1 billion                                  0.90%            0.80%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the fund for the six months ended June 30, 2005 was 0.93%, 0.83%, and 0.93% for Class I, Class II,
and Class III, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                    (continued)

------
16

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2005, were as follows:
--------------------------------------------------------------------------------
Purchases                                                       $1,780,314,614
--------------------------------------------------------------------------------
Proceeds from sales                                             $1,563,630,489
--------------------------------------------------------------------------------

As of June 30, 2005, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                                 $2,745,455,043
================================================================================
Gross tax appreciation of investments                             $194,197,861
-----------------------------------------------
Gross tax depreciation of investments                              (89,876,711)
--------------------------------------------------------------------------------
Net tax appreciation of investments                               $104,321,150
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                     (continued)

------
17

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                      SHARES       AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                 650,000,000
================================================================================
Sold                                               15,250,532   $123,769,566
---------------------------------------------
Issued in reinvestment of distributions            31,297,161    247,873,512
---------------------------------------------
Redeemed                                          (11,968,472)   (96,090,957)
--------------------------------------------------------------------------------
Net increase                                       34,579,221   $275,552,121
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                                 650,000,000
================================================================================
Sold                                               32,748,486  $ 263,688,761
---------------------------------------------
Issued in reinvestment of distributions             4,467,704     35,786,310
---------------------------------------------
Redeemed                                          (26,699,973)  (213,987,585)
--------------------------------------------------------------------------------
Net increase                                       10,516,217  $  85,487,486
================================================================================
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                 150,000,000
================================================================================
Sold                                               15,837,696   $127,257,927
---------------------------------------------
Issued in reinvestment of distributions             6,434,782     51,027,818
---------------------------------------------
Redeemed                                           (1,659,589)   (13,229,481)
--------------------------------------------------------------------------------
Net increase                                       20,612,889   $165,056,264
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                                 150,000,000
================================================================================
Sold                                               23,157,735   $186,310,782
---------------------------------------------
Issued in reinvestment of distributions               521,077      4,173,824
---------------------------------------------
Redeemed                                           (2,136,579)   (17,125,171)
--------------------------------------------------------------------------------
Net increase                                       21,542,233   $173,359,435
================================================================================
CLASS III
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                  401,568    $ 3,212,622
---------------------------------------------
Issued in reinvestment of distributions                87,116        689,959
---------------------------------------------
Redeemed                                             (209,246)    (1,722,799)(1)
--------------------------------------------------------------------------------
Net increase                                          279,438    $ 2,179,782
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                  687,131    $ 5,516,058
---------------------------------------------
Issued in reinvestment of distributions                 5,647         45,229
---------------------------------------------
Redeemed                                             (196,593)    (1,582,080)(2)
--------------------------------------------------------------------------------
Net increase                                          496,185    $ 3,979,207
================================================================================

(1)  Net of redemption fees of $1,528.

(2)  Net of redemption fees of $3,336.

                                                                    (continued)

------
18

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

------
19

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
-------------------------------------------------------------------------------------------------------------
                                                                        CLASS I
-------------------------------------------------------------------------------------------------------------
                                           2005(1)     2004        2003       2002         2001        2000
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $8.75       $7.79       $6.12      $7.44        $6.67       $5.95
-------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income                     0.07(2)     0.09(2)     0.09(2)    0.08(2)      0.08(2)     0.08
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   (0.02)      1.01         1.65      (0.95)        0.77        0.90
-------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.05        1.10        1.74      (0.87)        0.85        0.98
-------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income               (0.08)      (0.08)      (0.07)     (0.06)       (0.08)      (0.07)
-------------------------------------
  From Net Realized Gains                  (0.88)      (0.06)         --      (0.39)          --       (0.19)
-------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.96)      (0.14)      (0.07)     (0.45)       (0.08)      (0.26)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.84       $8.75       $7.79      $6.12        $7.44       $6.67
=============================================================================================================
  TOTAL RETURN(3)                           0.42%      14.33%      28.96%    (12.62)%      12.82%     18.14%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.93%(4)       0.93%       0.95%       0.95%       0.97%      1.00%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.89%(4)       1.16%       1.37%       1.17%       1.28%      1.81%
-------------------------------------
Portfolio Turnover Rate                       59%        139%        109%        106%        174%       159%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $2,286,894  $2,248,902  $1,919,580  $1,465,287  $1,424,235   $672,214
-------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
20

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
-----------------------------------------------------------------------------------------
                                                                CLASS II
-----------------------------------------------------------------------------------------
                                          2005(1)   2004      2003     2002      2001(2)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $8.74     $7.78     $6.11    $7.44      $7.19
-----------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(3)                 0.07      0.08      0.08     0.07       0.02
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             (0.03)     1.01      1.65    (0.95)      0.23
-----------------------------------------------------------------------------------------
  Total From Investment Operations         0.04      1.09      1.73    (0.88)      0.25
-----------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income              (0.06)    (0.07)    (0.06)   (0.06)        --
-------------------------------------
  From Net Realized Gains                 (0.88)    (0.06)       --    (0.39)        --
-----------------------------------------------------------------------------------------
  Total Distributions                     (0.94)    (0.13)    (0.06)   (0.45)        --
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period            $7.84     $8.74     $7.78    $6.11      $7.44
=========================================================================================
  TOTAL RETURN(4)                          0.37%    14.17%    28.81%  (12.81)%     3.48%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.08%(5)     1.08%     1.10%     1.10%  1.11%(5)
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   1.74%(5)     1.01%     1.22%     1.02%  0.81%(5)
-------------------------------------
Portfolio Turnover Rate                      59%      139%      109%      106%   174%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                          $550,538  $433,465  $218,141   $82,976   $17,145
-----------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2005 (unaudited).

(2)  August 14, 2001 (commencement of sale) through December 31, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
21

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                         CLASS III
--------------------------------------------------------------------------------
                                           2005(1)   2004    2003       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $8.75    $7.79    $6.12      $6.92
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(3)                  0.08     0.09     0.09       0.06
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   (0.03)    1.01     1.65      (0.86)
--------------------------------------------------------------------------------
  Total From Investment Operations          0.05     1.10     1.74      (0.80)
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income               (0.08)   (0.08)   (0.07)        --
-------------------------------------
  From Net Realized Gains                  (0.88)   (0.06)      --         --
--------------------------------------------------------------------------------
  Total Distributions                      (0.96)   (0.14)   (0.07)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.84    $8.75    $7.79      $6.12
================================================================================
  TOTAL RETURN(4)                           0.42%   14.33%   28.96%    (11.56)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.93%(5)    0.93%    0.95%    0.95%(5)
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.89%(5)    1.16%    1.37%    1.50%(5)
-------------------------------------
Portfolio Turnover Rate                       59%     139%     109%     106%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                             $7,916   $6,387   $1,819        $356
--------------------------------------------------------------------------------

(1)  Six months ended June 30, 2005 (unaudited).

(2)  May 6, 2002 (commencement of sale) through December 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
22

Approval of Management Agreement for VP Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process -- referred to as the "15(c) Process" -- involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "Independent
15(c) Providers") concerning VP Value (the "fund") and the services provided to the fund under the management agreement. The information included, but was not limited to:

*  the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

*  reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

*  data comparing the cost of owning the fund to the cost of owning similar funds;

*  data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*  financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

*  data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in private session to review and discuss the information provided and evaluate the advisor's performance as manager of the fund.

                                                                    (continued)

------
23

Approval of Management Agreement for VP Value

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

*  fund construction and design

*  portfolio security selection

*  initial capitalization/funding

*  securities trading

*  custody of fund assets

*  daily valuation of the fund's portfolio

*  shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

*  legal services

*  regulatory and portfolio compliance

*  financial reporting

*  marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES.The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objective and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the fund. If performance concerns are identified, the
Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being

                                                                    (continued)

------
24

Approval of Management Agreement for VP Value

undertaken to improve performance. Annually, the Directors review detailed performance information, as provided by the Independent 15(c) Providers, comparing the fund's performance with that of similar funds not managed by the advisor. During the past year, VP Value's performance was above the median performance of its peer group for the three year period and slightly below median for the one year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to provide additional content and services for fund shareholders. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various services to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors

                                                                    (continued)

------
25

Approval of Management Agreement for VP Value

believe the advisor is appropriately sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was near the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at
                                                                    (continued)

------
26

Approval of Management Agreement for VP Value

least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are modest in comparison to the funds and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists by accelerating fee reductions as breakpoints are reached at lower fund asset levels.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and the
Independent 15(c) Providers, concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
27

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through  insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class
III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
28

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of, typically, the
30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.
The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------
29

Notes

------
30

Notes

------
31

Notes

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks of
American Century Proprietary Holdings, Inc.

                        American Century Investment Services, Inc., Distributor
0508
SH-SAN-44736
                            (c)2005 American Century Proprietary Holdings, Inc.
                                                           All rights reserved.

[front cover]

American Century

Variable Portfolios

SEMIANNUAL REPORT

[photo of man and woman]

June 30, 2005

VP Vista SM Fund

[american century investments logo and text logo]

VP VISTA

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Vista - Performance

 TOTAL RETURNS AS OF JUNE 30, 2005
                                             --------------
                                             AVERAGE ANNUAL
                                                 RETURNS
------------------------------------------------------------------------
                                                   SINCE        INCEPTION
                                    1 YEAR       INCEPTION        DATE
--------------------------------------------------------------------------------
 CLASS I                            4.17%         7.80%          10/5/01
--------------------------------------------------------------------------------
 RUSSELL MIDCAP GROWTH INDEX(1)    10.86%        10.78%            --
--------------------------------------------------------------------------------
 Class II                              --         5.41%(2)       4/29/05
--------------------------------------------------------------------------------

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by Lipper
    Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
2

VP Vista - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made October 5, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
--------------------------------------------------------------------------------
                                        2002*      2003       2004       2005
---------------------------------------------------------------------------------
 Class I                               -3.20%     -0.52%     31.98%      4.17%
---------------------------------------------------------------------------------
 Russell Midcap Growth Index           -3.25%      7.35%     27.33%     10.86%
---------------------------------------------------------------------------------

* From 10/5/01, the fund's inception date, through 6/30/02. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

VP Vista - Portfolio Commentary

[photo of portfolio managers]

PORTFOLIO MANAGERS ON THE VP VISTA INVESTMENT TEAM: GLENN FOGLE AND DAVID M.
HOLLOND.

American Century VP Vista fell 1.19%* during the six months ended June 30, 2005, trailing the 1.70% return of its benchmark, the Russell Midcap Growth Index, and the 0.92% decline of the Lipper Mid-Cap Growth Funds Index.

QUIRKY FIRST HALF

Investors waded through a choppy first half of 2005. Surging crude oil prices and Federal Reserve interest rate hikes held sway over markets' emotions in the first half of the six-month period. But tame inflation, job growth and a temporary decline in oil prices improved investors' outlook shortly after spring arrived, spurring a May rally.

Crude oil prices soon rebounded, reaching record highs of more than $60 per barrel as the six-month period ended - and just as the Fed's ninth short-term interest rate increase in 12 months took effect. That increase occurred as 10-year Treasury yields slumped flattening the yield curve and further confounding investors and economists about the direction of the economy.

The markets' stops and starts produced divergent first-half 2005 returns that wound up favoring mid-cap stocks. While the S&P 500 Index dropped 0.81% and the
Russell 2000 Index fell 1.25%, the Russell Midcap Index gained 3.92%.

STILL FAVORING VALUE

In the mid-cap space, though, value stocks again outperformed growth stocks in the period, with the Russell Midcap Value Index outpacing its growth counterpart by 381 bps. For the latest five-year stretch, the margin between the two has expanded to 20 full percentage points. As such, VP Vista maintained an overweight position in the utilities and energy sectors and an underweight in information technology and consumer discretionary stocks.

The overweight in energy made the biggest contribution on a sector basis to VP
Vista's overall returns in the period. An overweight in homebuilders in the consumer discretionary sector also proved beneficial as the U.S. housing market continued booming. But the

TOP TEN HOLDINGS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                           % OF                 % OF
                                        NET ASSETS           NET ASSETS
                                           AS OF                AS OF
                                          6/30/05             12/31/04
--------------------------------------------------------------------------------
NII Holdings, Inc.                         3.0%                  3.4%
--------------------------------------------------------------------------------
Aetna Inc.                                2.9%                  2.5%
--------------------------------------------------------------------------------
Cerner Corporation                        2.5%                   --
--------------------------------------------------------------------------------
Men's
Wearhouse, Inc. (The)                     2.4%                   --
--------------------------------------------------------------------------------
CVS Corp.                                 2.4%                   --
--------------------------------------------------------------------------------
Abercrombie & Fitch Co.                   2.4%                   --
--------------------------------------------------------------------------------
Caremark Rx Inc.                          2.4%                  1.4%
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                       2.4%                  0.5%
--------------------------------------------------------------------------------
Monsanto Co.                              2.3%                  0.5%
--------------------------------------------------------------------------------
Helmerich & Payne, Inc.                   2.2%                   --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.

Returns for periods less than one year are not annualized.

(continued)

------
4

VP Vista - Portfolio Commentary

portfolio couldn't overcome ineffective stock choices in information technology, despite its underweight in that sector, or an overweight in health care stocks that further hampered relative returns.

NII NOTCHES PERFORMANCE TOP SPOT

Two stocks in the energy sector and two gaming stocks made the portfolio's top
10 list of individual relative contributors during the period. Yet its leading relative performer, NII Holdings, hailed from an otherwise sluggish telecommunications sector in which VP Vista owned few other stocks.

Aetna, a longtime VP Vista holding and its third-biggest average individual stake, again delivered solid performance. The insurance and health plan provider defied otherwise weak relative performance for the portfolio in the health care sector, even though that sector contributed on an absolute basis.

SOFTWARE LEADS IT LOSSES

The portfolio benefited from its underweight in IT, but that didn't keep the sector from detracting on a relative and absolute basis. Stock choices that suffered, particularly in software, explain much of the decline.

TIBCO Software, a maker of business software, led the portfolio in relative performance in the fourth quarter of 2004 but ended the first half of 2005 as its biggest relative detractor. TIBCO's shares fell sharply in early March 2005 after the company warned investors of surprisingly weak earnings results, and the company's cloudy outlook caused us to liquidate our position in the stock.

The portfolio experienced losses outside of IT, too. Three gaming-related issues made its top 10 list of detractors from both a relative and absolute perspectives. In addition, American Pharmaceutical Partners helped offset
Aetna's positive performance in health care, which accounted for VP Vista's largest average sector weighting in the period. Shares in the maker of injection drugs fell after the company's disappointing sales in the first quarter of 2005 failed to meet market expectations.

INVESTMENT PHILOSOPHY

We adhere to an investment process that identifies mid-sized and smaller companies with accelerating earnings and revenue. Ultimately, we believe this selection strategy will produce solid, long-term gains for our investors.

TOP FIVE INDUSTRIES AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        6/30/05              12/31/04
--------------------------------------------------------------------------------
Health Care
Providers & Services                     18.6%                  6.8%
--------------------------------------------------------------------------------
Specialty Retail                         12.7%                  2.2%
--------------------------------------------------------------------------------
Household Durables                        7.5%                  0.8%
--------------------------------------------------------------------------------
Energy
Equipment & Services                      7.2%                  4.6%
--------------------------------------------------------------------------------
Hotels,
Restaurants & Leisure                     5.5%                 11.4%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        6/30/05              12/31/04
--------------------------------------------------------------------------------
Common Stocks                            95.9%                 95.0%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          3.2%                  4.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           0.9%                  0.8%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(continued)

------
6

Shareholder Fee Example (Unaudited)

                                                          EXPENSES PAID
                     BEGINNING            ENDING        DURING PERIOD(1)   ANNUALIZED
                    ACCOUNT VALUE      ACCOUNT VALUE        1/1/05 -         EXPENSE
                       1/1/05             6/30/05            6/30/05        RATIO(1)
---------------------------------------------------------------------------------------
VP VISTA
SHAREHOLDER
FEE EXAMPLE
---------------------------------------------------------------------------------------
ACTUAL
---------------------------------------------------------------------------------------
Class I                  $1,000            $988.10             $4.93         1.00%
---------------------------------------------------------------------------------------
Class II                 $1,000        $1,054.10(2)          $2.01(3)        1.15%
---------------------------------------------------------------------------------------
HYPOTHETICAL
---------------------------------------------------------------------------------------
Class I                  $1,000          $1,019.84             $5.01         1.00%
---------------------------------------------------------------------------------------
Class II                 $1,000        $1,019.09(4)          $5.76(4)        1.15%
---------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual returns from April 29, 2005
    (commencement of sale) through June 30, 2005.

(3) Expenses are equal to the annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
    62, the number of days in the period from April 29, 2005 (commencement of sale) through June 30, 2005, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during the period assume the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------
7

VP Vista - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.9%

AEROSPACE & DEFENSE - 4.8%
------------------------------------------------------------------------------
    5,826    Goodrich Corporation                               $    238,633
------------------------------------------------------------------------------
    1,522    Precision Castparts Corp.                               118,564
------------------------------------------------------------------------------
    4,974    Rockwell Collins                                        237,160
------------------------------------------------------------------------------
                                                                     594,357
------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.4%
------------------------------------------------------------------------------
    3,457    Affymetrix Inc.(1)                                      186,435
------------------------------------------------------------------------------
    1,467    Celgene Corp.(1)                                         59,810
------------------------------------------------------------------------------
    1,237    Techne Corp.(1)                                          56,791
------------------------------------------------------------------------------
                                                                     303,036
------------------------------------------------------------------------------
CAPITAL MARKETS - 0.6%
------------------------------------------------------------------------------
     698    Legg Mason, Inc.                                         72,669
----------------------------------------------------------------------------
CHEMICALS - 2.3%
------------------------------------------------------------------------------
    4,617    Monsanto Co.                                            290,271
------------------------------------------------------------------------------
COMMERCIAL BANKS - 1.6%
------------------------------------------------------------------------------
    1,803    SVB Financial Group(1)                                   86,364
------------------------------------------------------------------------------
    1,597    Zions Bancorporation                                    117,427
------------------------------------------------------------------------------
                                                                     203,791
------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
------------------------------------------------------------------------------
    1,245    Administaff, Inc.                                        29,581
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.9%
------------------------------------------------------------------------------
    3,001    ADC Telecommunications, Inc.(1)                          65,332
------------------------------------------------------------------------------
    2,451    Adtran, Inc.                                             60,760
------------------------------------------------------------------------------
   10,805    Powerwave Technologies Inc.(1)                          110,427
------------------------------------------------------------------------------
                                                                     236,519
------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.5%
------------------------------------------------------------------------------
    3,127    Emulex Corp.(1)                                          57,099
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 1.8%
------------------------------------------------------------------------------
   10,570    Shaw Group Inc. (The)(1)                                227,361
------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 1.5%
------------------------------------------------------------------------------
      654    Eagle Materials Inc.                                     60,554
------------------------------------------------------------------------------
      951    Martin Marietta Materials, Inc.                          65,733
------------------------------------------------------------------------------
      967    Vulcan Materials Co.                                     62,845
------------------------------------------------------------------------------
                                                                     189,132
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
------------------------------------------------------------------------------
    3,589    Nasdaq Stock
             Market, Inc. (The)(1)                                    67,689
------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.5%
------------------------------------------------------------------------------
    2,237    TXU Corp.                                               185,872
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.2%
------------------------------------------------------------------------------
    5,544    Itron Inc.(1)                                           247,706
------------------------------------------------------------------------------
    2,943    Jabil Circuit, Inc.(1)                                   90,438
------------------------------------------------------------------------------
    1,462    Trimble Navigation Ltd.(1)                               56,974
------------------------------------------------------------------------------
                                                                     395,118
------------------------------------------------------------------------------

Shares                                                               Value
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 7.2%
------------------------------------------------------------------------------
    5,853    Helmerich & Payne, Inc.                            $    274,623
------------------------------------------------------------------------------
    5,130    National Oilwell Varco, Inc.(1)                         243,880
------------------------------------------------------------------------------
    7,571    Patterson-UTI Energy Inc.                               210,701
------------------------------------------------------------------------------
    2,077    Tenaris SA ADR                                          162,567
------------------------------------------------------------------------------
                                                                     891,771
------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 4.4%
------------------------------------------------------------------------------
   10,399    CVS Corp.                                               302,299
------------------------------------------------------------------------------
    2,099    Whole Foods Market, Inc.                                248,312
------------------------------------------------------------------------------
                                                                     550,611
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
------------------------------------------------------------------------------
    2,165    Immucor, Inc.(1)                                         62,677
------------------------------------------------------------------------------
    1,325    Intuitive Surgical Inc.(1)                               61,798
------------------------------------------------------------------------------
                                                                     124,475
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 18.6%
------------------------------------------------------------------------------
    4,353    Aetna Inc.                                              360,516
------------------------------------------------------------------------------
    6,668    Caremark Rx Inc.(1)                                     296,859
------------------------------------------------------------------------------
    4,645    Cerner Corporation(1)                                   315,721
------------------------------------------------------------------------------
    1,160    CIGNA Corp.                                             124,155
------------------------------------------------------------------------------
    4,710    Community Health
             Systems Inc.(1)                                         177,991
------------------------------------------------------------------------------
    2,081    Covance Inc.(1)                                          93,374
------------------------------------------------------------------------------
    6,135    Henry Schein, Inc.(1)                                   254,725
------------------------------------------------------------------------------
    3,177    Humana Inc.(1)                                          126,254
------------------------------------------------------------------------------
    1,451    Kindred Healthcare Inc.(1)                               57,474
------------------------------------------------------------------------------
    1,519    LCA-Vision Inc.                                          73,611
------------------------------------------------------------------------------
      935    PacifiCare Health
             Systems, Inc.(1)                                         66,806
------------------------------------------------------------------------------
    2,527    Pharmaceutical
             Product Development, Inc.(1)                            118,415
------------------------------------------------------------------------------
    3,798    Universal Health
             Services, Inc. Cl B                                     236,160
------------------------------------------------------------------------------
                                                                   2,302,061
------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 5.5%
------------------------------------------------------------------------------
      920    Aztar Corp.(1)                                           31,510
------------------------------------------------------------------------------
    4,084    Harrah's Entertainment, Inc.                            294,333
------------------------------------------------------------------------------
    1,044    Panera Bread Co.(1)                                      64,817
------------------------------------------------------------------------------
    1,731    Penn National Gaming Inc.(1)                             63,182
------------------------------------------------------------------------------
    3,528    Station Casinos Inc.                                    234,259
------------------------------------------------------------------------------
                                                                     688,101
------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 7.5%
------------------------------------------------------------------------------
    1,911    Hovnanian Enterprises Inc.(1)                           124,597
------------------------------------------------------------------------------
    1,171    Jarden Corp.(1)                                          63,140
------------------------------------------------------------------------------
    3,292    KB Home                                                 250,949
------------------------------------------------------------------------------
    2,199    Pulte Homes Inc.                                        185,266
------------------------------------------------------------------------------
      736    Standard Pacific Corp.                                   64,731
------------------------------------------------------------------------------
    2,447    Toll Brothers Inc.(1)                                   248,493
------------------------------------------------------------------------------
                                                                     937,176
------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
8

VP Vista - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Shares                                                            Value
---------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 1.4%
---------------------------------------------------------------------------
    4,070    VeriSign, Inc.(1)                               $    117,053
---------------------------------------------------------------------------
    2,325    WebEx Communications, Inc.(1)                         61,403
---------------------------------------------------------------------------
                                                                  178,456
---------------------------------------------------------------------------
IT SERVICES - 1.5%
---------------------------------------------------------------------------
    3,935    Cognizant Technology
             Solutions Corporation(1)                             185,457
---------------------------------------------------------------------------
MACHINERY - 1.1%
---------------------------------------------------------------------------
       311    Joy Global Inc.                                      10,446
---------------------------------------------------------------------------
     2,881    Pentair, Inc.                                       123,336
---------------------------------------------------------------------------
                                                                  133,782
---------------------------------------------------------------------------
METALS & MINING - 0.1%
---------------------------------------------------------------------------
      285    Titanium Metals Corp.(1)                              16,185
---------------------------------------------------------------------------
MULTILINE RETAIL - 0.5%
---------------------------------------------------------------------------
    1,138    J.C. Penney Co. Inc.
             Holding Company                                       59,836
---------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 2.3%
---------------------------------------------------------------------------
    1,898    Quicksilver Resources Inc.(1)                        121,339
---------------------------------------------------------------------------
    3,506    Southwestern Energy Company(1)                       164,712
---------------------------------------------------------------------------
                                                                  286,051
---------------------------------------------------------------------------
PHARMACEUTICALS - 0.5%
---------------------------------------------------------------------------
    1,494    American Pharmaceutical
             Partners Inc.(1)                                      61,628
---------------------------------------------------------------------------
REAL ESTATE - 0.5%
---------------------------------------------------------------------------
     857    Simon Property Group, Inc.                             62,124
--------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.9%
---------------------------------------------------------------------------
    7,444    LSI Logic Corp.(1)                                    63,200
---------------------------------------------------------------------------
    5,867    Microsemi Corporation(1)                             110,299
---------------------------------------------------------------------------
    2,880    Trident Microsystems, Inc.(1)                         65,347
---------------------------------------------------------------------------
                                                                  238,846
---------------------------------------------------------------------------
SOFTWARE - 0.9%
---------------------------------------------------------------------------
    2,203    McAfee Inc.(1)                                        57,675
---------------------------------------------------------------------------
    1,347    Micros Systems, Inc.(1)                               60,278
---------------------------------------------------------------------------
                                                                  117,953
---------------------------------------------------------------------------

Shares/Principal Amount                                             Value
---------------------------------------------------------------------------
SPECIALTY RETAIL - 12.7%
---------------------------------------------------------------------------
    4,391    Abercrombie & Fitch Co.                        $     301,662
---------------------------------------------------------------------------
    1,959    Advance Auto Parts, Inc.(1)                          126,453
---------------------------------------------------------------------------
    2,457    Bebe Stores Inc.                                      65,037
---------------------------------------------------------------------------
    3,597    Best Buy Co., Inc.                                   246,574
---------------------------------------------------------------------------
    1,660    Hibbett Sporting Goods Inc.(1)                        62,814
---------------------------------------------------------------------------
    8,838    Men's Wearhouse, Inc. (The)(1)                       304,293
---------------------------------------------------------------------------
    5,754    Michaels Stores, Inc.                                238,043
---------------------------------------------------------------------------
    2,066    O'Reilly Automotive Inc.(1)                           61,587
---------------------------------------------------------------------------
    3,081    Urban Outfitters Inc.(1)                             174,662
---------------------------------------------------------------------------
                                                                1,581,125
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 5.5%
---------------------------------------------------------------------------
    4,070    America Movil SA de
             CV Series L ADR                                      242,613
---------------------------------------------------------------------------
    2,977    American Tower Corp. Cl A(1)                          62,577
---------------------------------------------------------------------------
    5,925    NII Holdings, Inc.(1)                                378,844
---------------------------------------------------------------------------
                                                                  684,034
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $10,622,933)                                             11,952,167
---------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 3.2%
  $400,000    FHLMC Discount Notes,
              2.60%, 7/1/05(2)
(Cost $400,000)                                                   400,000
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.1%
(Cost $11,022,933)                                             12,352,167
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.9%                               116,232
---------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                     $12,468,399
===========================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLMC = Federal Home Loan Mortgage Corporation

(1) Non-income producing.

(2) Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at value (cost of $11,022,933)               $12,352,167
----------------------------------------------------------------
Cash                                                                    133,486
----------------------------------------------------------------
Receivable for investments sold                                         650,875
----------------------------------------------------------------
Dividends and interest receivable                                         5,396
--------------------------------------------------------------------------------
                                                                     13,141,924
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                       663,871
----------------------------------------------------------------
Accrued management fees                                                   9,640
----------------------------------------------------------------
Distribution fees payable                                                    14
--------------------------------------------------------------------------------
                                                                        673,525
--------------------------------------------------------------------------------

NET ASSETS                                                          $12,468,399
================================================================================
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                             $11,195,529
-----------------------------------------------------------------
Accumulated net investment loss                                        (19,077)
----------------------------------------------------------------
Accumulated net realized loss on investment and foreign currency
transactions                                                           (37,287)
----------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                       1,329,234
--------------------------------------------------------------------------------
                                                                    $12,468,399
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $12,347,066
----------------------------------------------------------------
Shares outstanding                                                      932,312
----------------------------------------------------------------
Net asset value per share                                                $13.24
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                             $121,333
----------------------------------------------------------------
Shares outstanding                                                        9,162
----------------------------------------------------------------
Net asset value per share                                                $13.24
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT LOSS

INCOME:
--------------------------------------------------------------
Dividends                                                           $    29,992
--------------------------------------------------------------
Interest                                                                  5,001
--------------------------------------------------------------------------------
                                                                         34,993
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                          53,552
--------------------------------------------------------------
Distribution fees - Class II                                                 21
--------------------------------------------------------------
Directors' fees and expenses                                                 73
--------------------------------------------------------------
Other expenses                                                              424
--------------------------------------------------------------------------------
                                                                         54,070
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (19,077)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment and
foreign currency transactions                                           102,220
--------------------------------------------------------------
Change in net unrealized appreciation on
investments and translation of assets
and liabilities in foreign currencies                                  (171,219)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                       (68,999)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   (88,076)
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------
INCREASE IN NET ASSETS                                2005           2004
OPERATIONS
Net investment loss                             $    (19,077)     $ (2,273)
---------------------------------------------
Net realized gain (loss)                             102,220       (46,266)
---------------------------------------------
Change in net unrealized appreciation               (171,219)     1,065,749
-----------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            (88,076)     1,017,210
-----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase in net assets from
capital share transactions                          2,944,154     6,388,807
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          2,856,078     7,406,017
NET ASSETS
Beginning of period                                 9,612,321     2,206,304
-----------------------------------------------------------------------------
End of period                                     $12,468,399     $9,612,321
=============================================================================
Accumulated net investment loss                     $(19,077)            --
=============================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth. The fund pursues its investment objective by investing in medium-sized and smaller companies that the investment advisor believes will increase in value over time.
The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II shares.
The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of
Class II shares commenced on April 29, 2005.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

(continued)

------
13

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2004, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $87,239 and $33,277 expiring in
2010 and 2012, respectively, which may be used to offset future taxable gains.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The annual management fee for each class of the fund is 1.00% and 0.90% for Class I and Class II, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with

(continued)

------
14

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2005, were as follows:
--------------------------------------------------------------------------------
Purchases                                                            $20,512,51
--------------------------------------------------------------------------------
Proceeds from sales                                                  $17,630,95
--------------------------------------------------------------------------------

As of June 30, 2005, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $11,081,851
================================================================================
Gross tax appreciation of investments                               $1,316,342
----------------------------------------------------------------
Gross tax depreciation of investments                                 (46,026)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $1,270,316
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(continued)

------
15

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                         SHARES       AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                       50,000,000
================================================================================
Sold                                                       340,452   $4,501,976
---------------------------------------------------------
Redeemed                                                  (125,460)  (1,677,175)
--------------------------------------------------------------------------------
Net increase                                               214,992   $2,824,801
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                                       50,000,000
================================================================================
Sold                                                       569,739   $6,910,277
---------------------------------------------------------
Redeemed                                                   (42,782)   (521,470)
--------------------------------------------------------------------------------
Net increase                                               526,957   $6,388,807
================================================================================
CLASS II
--------------------------------------------------------------------------------
PERIOD ENDED JUNE 30, 2005(1)
SHARES AUTHORIZED                                        50,000,000
================================================================================
Sold                                                         9,172     $119,488
---------------------------------------------------------
Redeemed                                                       (10)       (135)
--------------------------------------------------------------------------------
Net increase                                                 9,162     $119,353
================================================================================

(1) April 29, 2005 (commencement of sale) through June 30, 2005.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

------
16

VP Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                                      CLASS I
---------------------------------------------------------------------------------------------
                                  2005(1)      2004        2003        2002       2001(2)
PER-SHARE DATA
Net Asset Value,
Beginning of Period                $13.40      $11.59       $8.15      $10.15     $10.00
---------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Loss               (0.02)(3)   (0.01)(3)   (0.05)      (0.02)    (0.01)
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (0.14)       1.82        3.49       (1.98)      0.16
---------------------------------------------------------------------------------------------
  Total From
  Investment Operations             (0.16)       1.81        3.44       (2.00)      0.15
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $13.24      $13.40      $11.59       $8.15     $10.15
=============================================================================================
  TOTAL RETURN(4)                   (1.19)%     15.62%      42.21%    (19.70)%     1.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets                   1.00%(5)    1.00%       1.00%      1.00%      1.00%(5)
---------------------------------
Ratio of Net Investment Loss
to Average Net Assets               (0.36)%(5)  (0.05)%     (0.58)%    (0.29)%    (0.32)%(5)
---------------------------------
Portfolio Turnover Rate                168%        252%        262%       294%        50%
---------------------------------
Net Assets, End of Period
(in thousands)                       $12,347     $9,612      $2,206     $1,164     $1,072
---------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) October 5, 2001 (fund inception) through December 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
17

VP Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD PRESENTED
--------------------------------------------------------------------------------

                                                                    CLASS II
--------------------------------------------------------------------------------
                                                                     2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                 $12.56
-------------------------------------------------------------------------------

Income From Investment Operations
-----------------------------------------------------------
 Net Investment Loss(2)                                               --(3)
-----------------------------------------------------------
 Net Realized and Unrealized Gain                                      0.68
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.68
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $13.24
================================================================================
 TOTAL RETURN(4)                                                      5.41%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                     1.15%(5)
-----------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (0.20)%(5)
-----------------------------------------------------------
Portfolio Turnover Rate                                                 168%(6)
-----------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $121
--------------------------------------------------------------------------------

(1) April 29, 2005 (commencement of sale) through June 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended June 30, 2005.

See Notes to Financial Statements.

------
18

Approval of Management Agreement for VP Vista

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process -- referred to as the "15(c) Process" -- involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "Independent
15(c) Providers") concerning VP Vista (the "fund") and the services provided to the fund under the management agreement. The information included, but was not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning similar funds;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory

(continued)

------
19

Approval of Management Agreement for VP Vista

fee. In addition, the independent directors met on several occasions in private session to review and discuss the information provided and evaluate the advisor's performance as manager of the fund.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES - GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objective and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review

(continued)

------
20

Approval of Management Agreement for VP Vista

investment performance information for the fund, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the fund. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results
(e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Annually, the Directors review detailed performance information, as provided by the Independent 15(c) Providers, comparing the fund's performance with that of similar funds not managed by the advisor. During the past year, VP Vista's performance was above the median performance of its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to

(continued)

------
21

Approval of Management Agreement for VP Vista

provide additional content and services for fund shareholders. Accordingly, the
Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various services to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was at the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

(continued)

------
22

Approval of Management Agreement for VP Vista

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are modest in comparison to the funds and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists by accelerating fee reductions as breakpoints are reached at lower fund asset levels.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and the
Independent 15(c) Providers, concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

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23

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

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24

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment
Professionals) and, upon request, by calling 1-800-378-9878.

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25

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER MID-CAP GROWTH FUNDS INDEX is a non-weighted index of, typically, the
30 largest mutual funds within the Mid-Cap Growth fund classification, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

The RUSSELL 2000 INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

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26

Notes

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27

Notes

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28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:

American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

                  American Century Investment Services, Inc., Distributor

0508
SH-SAN-44740     (c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  registrant's  board  has  adopted  procedures  by  which  shareholders  may recommend nominees to the board.

The Governance Committee of the board is responsible for identifying, evaluating and  recommending  qualified  candidates  for  election to the board.  While the
Governance  Committee largely considers nominees from searches that it conducts,
the  Committee  will  consider   candidates   submitted  by  shareholders.   Any
shareholder  wishing to submit a  candidate  for  consideration  should send the following information to the Corporate Secretary,  American Century Funds, P. O.
Box 41041, Kansas City, Missouri 64141:

Shareholder's  name, the fund name and number of fund shares owned and length of period held;

Name, age and address of the candidate;

A detailed  resume  describing  among other things the  candidate's  educational background,  occupation,  employment history,  financial knowledge and expertise and  material  outside  commitments  (e.g.,  memberships  on  other  boards  and committees, charitable foundations, etc.);

Any other information relating to the candidate that is required to be disclosed in  solicitations  of proxies for election of  directors in an election  contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

Number of fund shares owned by the candidate and length of time held;

A supporting  statement which (i) describes the candidate's  reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   August 12, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   August 12, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   August 12, 2005